Document and Entity Information	6 Months Ended
Jun. 30, 2012
Entity Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Entity Registrant Name	Chaparral Energy, Inc.
Entity Central Index Key	0001346980
Entity Filer Category	Non-accelerated Filer

Consolidated balance sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 13,463	$ 34,589	$ 55,111
Accounts receivable, net	75,401	64,788	62,780
Inventories	14,785	8,641	11,068
Prepaid expenses	1,768	3,265	2,429
Derivative instruments	55,748	12,840	1,429
Deferred income taxes			9,531
Total current assets	161,165	124,123	142,348
Property and equipment-at cost, net	75,853	65,711	66,014
Oil and natural gas properties, using the full cost method:
Proved	2,677,580	2,535,404	2,253,662
Unevaluated (excluded from the amortization base)	100,118	22,831	19,135
Accumulated depreciation, depletion, amortization and impairment	(1,203,858)	(1,135,567)	(1,003,261)
Total oil and natural gas properties	1,573,840	1,422,668	1,269,536
Derivative instruments	20,971	16,785
Deferred income taxes	982	7,526	20,617
Other assets	35,337	32,920	30,777
Assets, Total	1,868,148	1,669,733	1,529,292
Liabilities and stockholders' equity
Accounts payable and accrued liabilities	118,278	68,930	75,982
Accrued payroll and benefits payable	16,265	18,818	13,427
Accrued interest payable	23,811	30,882	23,695
Revenue distribution payable	17,072	20,800	17,223
Current maturities of long-term debt and capital leases	4,136	3,078	4,167
Derivative instruments		1,505	28,853
Deferred income taxes	34,873	23,704
Total current liabilities	214,435	167,717	163,347
Long-term debt and capital leases, less current maturities	1,143,401	1,031,495	957,920
Derivative instruments	265	127	2,482
Stock-based compensation	2,201	2,788	981
Asset retirement obligations	44,767	43,593	41,005
Commitments and contingencies (Note 10)
Stockholders' equity:
Preferred stock, 600,000 shares authorized, none issued and outstanding
Additional paid in capital	421,912	419,370	417,834
Accumulated deficit	3,028	(47,217)	(89,265)
Accumulated other comprehensive income, net of taxes	38,125	51,846	34,974
Total stockholders' equity	463,079	424,013	363,557
Total liabilities and stockholders' equity	1,868,148	1,669,733	1,529,292
Class A Common Stock
Stockholders' equity:
Common stock
Class B Common Stock
Stockholders' equity:
Common stock	4	4	4
Class C Common Stock
Stockholders' equity:
Common stock	2	2	2
Class D Common Stock
Stockholders' equity:
Common stock	3	3	3
Class E Common Stock
Stockholders' equity:
Common stock	5	5	5
Class F Common Stock
Stockholders' equity:
Common stock
Class G Common Stock
Stockholders' equity:
Common stock

Consolidated balance sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, shares authorized	600,000	600,000	600,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Class A Common Stock
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	64,030	66,165	51,346
Common stock, shares outstanding	64,030	66,165	51,346
Class B Common Stock
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	357,882	357,882	357,882
Common stock, shares outstanding	357,882	357,882	357,882
Class C Common Stock
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	209,882	209,882	209,882
Common stock, shares outstanding	209,882	209,882	209,882
Class D Common Stock
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	279,999	279,999	279,999
Common stock, shares outstanding	279,999	279,999	279,999
Class E Common Stock
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	504,276	504,276	504,276
Common stock, shares outstanding	504,276	504,276	504,276
Class F Common Stock
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1	1	1
Common stock, shares issued	1	1	1
Common stock, shares outstanding	1	1	1
Class G Common Stock
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	3	3	3
Common stock, shares issued	3	3	3
Common stock, shares outstanding	3	3	3

Consolidated statements of operations (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Oil and natural gas sales	$ 115,448	$ 146,482	$ 243,237	$ 274,081	$ 530,041	$ 408,561	$ 292,387
Gain (loss) from oil and natural gas hedging activities	11,886	(6,806)	24,309	(13,561)	(27,452)	(29,393)	19,403
Other revenues		1,060		2,205	4,070	4,127	2,864
Total revenues	127,334	140,736	267,546	262,725	506,659	383,295	314,654
Costs and expenses:
Lease operating	32,719	31,748	63,668	59,304	121,420	106,127	94,070
Production tax	7,220	9,456	15,510	18,080	34,321	26,495	20,341
Depreciation, depletion and amortization	38,454	36,877	75,386	70,854	146,083	109,503	104,193
Loss on impairment of oil and natural gas properties							240,790
Loss on impairment of other assets						4,150
General and administrative	12,838	9,567	26,287	17,575	42,056	29,915	23,741
Litigation settlement							2,928
Other expenses		827		1,909	3,448	3,148	1,957
Total costs and expenses	91,231	88,475	180,851	167,722	347,328	279,338	488,020
Operating income (loss)	36,103	52,261	86,695	95,003	159,331	103,957	(173,366)
Non-operating income (expense):
Interest expense	(24,423)	(24,221)	(48,579)	(47,931)	(96,720)	(81,370)	(90,102)
Non-hedge derivative gains (losses)	72,528	47,296	62,065	(13,630)	34,408	38,595	11,169
Loss on extinguishment of debt	(21,696)		(21,696)	(20,576)	(20,592)	(2,241)
Financing costs						(1,812)	(2,169)
Other income and expenses	127	68	132	115	1,545	387	13,921
Net non-operating income (expense)	26,536	23,143	(8,078)	(82,022)	(81,359)	(46,441)	(67,181)
Income (loss) from continuing operations before income taxes	62,639	75,404	78,617	12,981	77,972	57,516	(240,547)
Income tax expense (benefit)	22,176	28,010	28,372	5,851	35,924	23,803	(89,777)
Income (loss) from continuing operations					42,048	33,713	(150,770)
Income from discontinued operations, net of related taxes							6,452
Net income (loss)	$ 40,463	$ 47,394	$ 50,245	$ 7,130	$ 42,048	$ 33,713	$ (144,318)

Statement of Other Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Net income	$ 40,463	$ 47,394	$ 50,245	$ 7,130
Other comprehensive income (loss)
Reclassification adjustment for hedge (gains) losses included in net income	(11,886)	6,806	(24,309)	13,561
Income tax expense (benefit) related to other comprehensive income (loss)	5,844	(2,588)	10,588	(5,156)
Other comprehensive income (loss), net of tax	(6,042)	4,218	(13,721)	8,405
Comprehensive income	$ 34,421	$ 51,612	$ 36,524	$ 15,535

Consolidated statements of cash flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 50,245	$ 7,130	$ 42,048	$ 33,713	$ (144,318)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation, depletion & amortization	75,386	70,854	146,083	109,503	104,193
Depreciation, depletion, & amortization of discontinued operations					541
Loss on impairment of oil and natural gas properties					240,790
Loss on impairment of other assets				4,150
Litigation settlement					2,928
Deferred income taxes	28,302	5,851	35,745	23,724	(85,913)
Unrealized (gain) loss on ineffective portion of hedges and reclassification adjustments	(24,309)	13,561	27,452	23,889	(21,752)
Non-hedge derivative (gains) losses	(62,065)	13,630	(34,408)	(38,595)	(11,169)
Loss on extinguishment of debt	21,696	20,576	20,592	2,241
(Gain) loss on sale of assets	48	(49)	(1,284)	(184)	(10,463)
Other	1,461	1,611	3,057	2,211	2,141
Change in assets and liabilities
Accounts receivable	(9,023)	(6,073)	(4,762)	(6,463)	17,648
Inventories	(6,144)	(24)	328	(785)	6,048
Prepaid expenses and other assets	2,676	2,255	1,583	5,141	12,084
Accounts payable and accrued liabilities	675	16,365	16,519	9,452	(13,265)
Revenue distribution payable	(3,728)	4,846	3,577	(1,450)	(1,154)
Stock-based compensation	1,076	1,597	3,086	1,155	336
Net cash provided by operating activities	76,296	152,130	259,616	167,702	98,675
Cash flows from investing activities
Purchase of property and equipment and oil and natural gas properties	(237,144)	(180,875)	(339,863)	(310,125)	(178,154)
Proceeds from asset dispositions	39,696	412	38,356	445	25,861
Return of prepaid production tax asset					13,544
Settlement of non-hedge derivative instruments	13,604	(19,906)	(23,491)	45,490	160,275
Other	22			18	378
Net cash provided by (used in) investing activities	(183,822)	(200,369)	(324,998)	(264,172)	21,904
Cash flows from financing activities
Proceeds from long-term debt	72,822	1,415	21,724	209,533	158
Repayment of long-term debt and capital lease obligations	(36,746)	(2,393)	(24,785)	(717,561)	(94,795)
Proceeds from Senior Notes	400,000	400,000	400,000	293,016
Repayment of Senior Notes	(325,000)	(325,000)	(325,000)
Proceeds from equity issuance				313,231
Principal payments under capital lease obligations			(120)	(249)	(258)
Payment of debt issuance costs and other financing fees	(8,867)	(11,577)	(11,858)	(19,806)	(4,379)
Payment of debt extinguishment costs	(15,809)	(15,085)	(15,101)
Net cash provided by (used in) financing activities	86,400	47,360	44,860	78,164	(99,274)
Net decrease in cash and cash equivalents	(21,126)	(879)	(20,522)	(18,306)	21,305
Cash and cash equivalents at beginning of period	34,589	55,111	55,111	73,417	52,112
Cash and cash equivalents at end of period	$ 13,463	$ 54,232	$ 34,589	$ 55,111	$ 73,417

Consolidated statements of stockholders equity (deficit) and comprehensive income (loss) (USD $) In Thousands, except Share data	Total	Common Stock	Additional paid-in capital	Retained earnings (accumulated deficit)	Accumulated other comprehensive income
Balance at Dec. 31, 2008	$ 204,400	$ 9	$ 100,918	$ 21,340	$ 82,133
Balance, shares at Dec. 31, 2008		877,000
Net income	(144,318)			(144,318)
Unrealized loss on hedges, net of taxes	(51,683)				(51,683)
Reclassification adjustment for hedge gains included in net loss, net of taxes	(12,832)				(12,832)
Total comprehensive income (loss)	(208,833)
Balance at Dec. 31, 2009	(4,433)	9	100,918	(122,978)	17,618
Balance, shares at Dec. 31, 2009		877,000
Common stock issuance for cash (in shares)		475,043
Common stock issuance for cash	313,231	5	313,226
Restricted stock issuances		51,346
Stock-based compensation	3,690		3,690
Net income	33,713			33,713
Unrealized loss on hedges, net of taxes	(648)				(648)
Reclassification adjustment for hedge gains included in net loss, net of taxes	18,004				18,004
Total comprehensive income (loss)	51,069
Balance at Dec. 31, 2010	363,557	14	417,834	(89,265)	34,974
Balance, shares at Dec. 31, 2010		1,403,389
Restricted stock issuances		17,642
Restricted stock forfeitures		(2,295)
Restricted stock repurchased		(528)
Stock-based compensation	4,137		4,137
Modification of Time Vesting awards to liability plan	(2,640)		(2,640)
Time Vesting awards settled in restricted stock	39		39
Net income	42,048			42,048
Reclassification adjustment for hedge gains included in net loss, net of taxes	16,872				16,872
Total comprehensive income (loss)	58,920
Balance at Dec. 31, 2011	$ 424,013	$ 14	$ 419,370	$ (47,217)	$ 51,846
Balance, shares at Dec. 31, 2011		1,418,208

Consolidated statements of stockholders equity (deficit) and comprehensive income (loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unrealized loss on hedges, income tax benefit (provision)						$ 386	$ 32,601
Reclassification adjustment for hedge gains (losses) included in net income (loss), income tax benefit (provision)	$ 5,844	$ (2,588)	$ 10,588	$ (5,156)	$ (10,580)	$ (10,729)	$ 8,095

Nature of operations and summary of significant accounting policies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Nature of operations and summary of significant accounting policies

Note 1: Nature of operations and summary of significant accounting policies

Nature of operations

Chaparral Energy, Inc. and its subsidiaries, (collectively, “we”, “our”, “us”, or the “Company”) are involved in the acquisition, exploration, development, production and operation of oil and natural gas properties. Properties are located primarily in Oklahoma, Texas, New Mexico, Louisiana, Arkansas, and Kansas.

Interim financial statements

The accompanying unaudited consolidated interim financial statements of the Company have been prepared in accordance with the rules and regulations of the SEC and do not include all of the financial information and disclosures required by accounting principles generally accepted in the United States of America (“GAAP”) for complete financial statements. These financial statements and the notes thereto should be read in conjunction with our Annual Report on Form 10-K for the year ended December 31, 2011.

The financial information as of June 30, 2012, and for the three and six months ended June 30, 2012 and 2011, is unaudited. In management’s opinion, such information contains all adjustments, consisting only of normal recurring accruals, considered necessary for a fair presentation of the results of the interim periods. The results of operations for the three and six months ended June 30, 2012 are not necessarily indicative of the results of operations that will be realized for the year ended December 31, 2012.

Reclassifications

Certain reclassifications have been made to prior year amounts to conform to current year presentation.

Cash and cash equivalents

We consider all highly liquid investments with an original maturity of three months or less to be cash equivalents. We maintain cash and cash equivalents in bank deposit accounts and money market funds which may not be federally insured. As of June 30, 2012, cash with a recorded balance totaling $11,260 was held at JP Morgan Chase Bank, N.A. We have not experienced any losses in such accounts and believe we are not exposed to any significant credit risk on such accounts.

Accounts receivable

We have receivables from joint interest owners and oil and natural gas purchasers which are generally uncollateralized. We generally review our oil and natural gas purchasers for credit worthiness and general financial condition. We may have the ability to withhold future revenue disbursements to recover non-payment of joint interest billings on properties of which we are the operator. Accounts receivable from joint interest owners are stated at amounts due, net of an allowance for doubtful accounts. Accounts receivable are generally due within 30 days and accounts outstanding longer than 60 days are considered past due. We determine our allowance by considering the length of time past due, previous loss history, future net revenues of the debtor’s ownership interest in oil and natural gas properties we operate, and the owner’s ability to pay its obligation, among other things.

We write off accounts receivable when they are determined to be uncollectible. Accounts receivable consisted of the following at June 30, 2012 and December 31, 2011:

	June 30, 2012	December 31, 2011
Joint interests	$26,194	$16,926
Accrued oil and natural gas sales	41,512	47,667
Derivative settlements	8,208	449
Other	377	380
Allowance for doubtful accounts	(890)	(634)

	$75,401	$64,788

Inventories

Inventories are comprised of equipment used in developing oil and natural gas properties and oil and natural gas production inventories. Equipment inventory is carried at the lower of cost or market using the average cost method. Oil and natural gas product inventories are stated at the lower of production cost or market. We regularly review inventory quantities on hand and record provisions for excess or obsolete inventory, if necessary. Inventories at June 30, 2012 and December 31, 2011 consisted of the following:

	June 30, 2012	December 31, 2011
Equipment inventory	$12,670	$6,164
Oil and natural gas product	2,978	3,793
Inventory valuation allowance	(863)	(1,316)

	$14,785	$8,641

Oil and natural gas properties

We use the full cost method of accounting for oil and natural gas properties and activities. Accordingly, we capitalize all costs incurred in connection with the exploration for and development of oil and natural gas reserves. Proceeds from the disposition of oil and natural gas properties are accounted for as a reduction in capitalized costs, with no gain or loss generally recognized unless such dispositions involve a significant alteration in the depletion rate. We capitalize internal costs that can be directly identified with exploration and development activities, but do not include any costs related to production, general corporate overhead or similar activities. Capitalized costs include geological and geophysical work, 3D seismic, delay rentals, drilling and completing and equipping oil and natural gas wells, including salaries, benefits and other internal costs directly attributable to these activities.

The costs of unevaluated oil and natural gas properties are excluded from amortization until the properties are evaluated. Costs are transferred into the amortization base on an ongoing basis as the properties are evaluated and proved reserves are established or impairment is determined. As of June 30, 2012 costs not subject to amortization included $58,360 of capital costs incurred for undeveloped acreage and $41,758 for wells and facilities in progress pending determination. As of December 31, 2011, costs not subject to amortization consisted of capital costs incurred for undeveloped acreage of $22,831.

In accordance with the full cost method of accounting, the net capitalized costs of oil and natural gas properties are not to exceed their related estimated future net revenues discounted at 10% (“PV-10 value”), net of tax considerations, plus the cost of unproved properties not being amortized. The PV-10 value of our reserves as of June 30, 2012 was estimated based on average first day of the month prices of $95.68 per Bbl of oil and $3.14 per Mcf of gas for the twelve months ended June 30, 2012. The cost center ceiling exceeded the net capitalized cost of our oil and natural gas properties as of June 30, 2012, and no impairment was necessary. A decline in oil and natural gas prices subsequent to June 30, 2012 could result in ceiling test write downs in future periods. The amount of any future impairment is difficult to predict, and will depend on the average oil and natural gas prices during each period, the incremental proved reserves added during each period, and additional capital spent.

Stock-based compensation

Our stock-based compensation programs consist of phantom stock, restricted stock units (“RSU”), and restricted stock awards issued to employees.

Generally, we use new shares to grant restricted stock awards, and we cancel restricted shares forfeited or repurchased for tax withholding. Canceled shares are available to be issued as new grants under our 2010 Equity Incentive Plan.

The estimated fair value of the phantom stock and RSU awards is remeasured at the end of each reporting period until settlement. The estimated fair market value of these awards is calculated based on our total asset value less total liabilities, with both assets and liabilities being adjusted to fair value in accordance with the terms of the Phantom Stock Plan and the Non-Officer Restricted Stock Unit Plan. The primary adjustment required is the adjustment of oil and natural gas properties from net book value to the discounted and risk-adjusted reserve value based on internal reserve reports priced on NYMEX forward strips. Compensation cost associated with the phantom stock and RSU awards is recognized over the vesting period using the straight-line method and the accelerated method, respectively.

The fair value of our restricted stock awards that include a service condition is based upon the estimated fair market value of our common stock on the date of grant, and is remeasured at the end of each reporting period until settlement. We recognize compensation cost over the requisite service period using the accelerated method for awards with graded vesting.

We use a Monte Carlo model to estimate the grant date fair value of restricted stock awards that include a market condition. This model includes various significant assumptions, including the expected volatility of the share awards and the probabilities of certain vesting conditions. These assumptions reflect our best estimates, but they involve inherent uncertainties based on market conditions generally outside of our control. As a result, if other assumptions had been used, stock-based compensation expense could have been significantly impacted. Compensation cost associated with restricted stock awards that include a market condition is recognized over the requisite service period using the straight-line method.

Deferred income taxes

Deferred income taxes are provided for significant carryforwards and temporary differences between the tax basis of an asset or liability and its reported amount in the financial statements that will result in taxable or deductible amounts in future years. Deferred income tax assets or liabilities are determined by applying the presently enacted tax rates and laws. We record a valuation allowance for the amount of net deferred tax assets when, in management’s opinion, it is more likely than not that such assets will not be realized.

Realization of our deferred tax assets is dependent upon generating sufficient future taxable income. Although realization is not assured, we believe it is more likely than not that our net recognized deferred tax assets will be realized. The amount of the deferred tax assets considered realizable, however, could be reduced in the near-term if estimates of future taxable income are reduced.

During the six months ended June 30, 2012 and 2011, we recorded an increase in the valuation allowance of $0 and $1,449, respectively, for state NOL carryforwards we do not expect to realize before they expire.

Recently adopted accounting pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance that clarifies the application of fair value measurement and disclosure requirements and changes particular principles or requirements for measuring fair value. This guidance is effective for interim and annual periods beginning after December 15, 2011, and we adopted it effective January 1, 2012. There was no significant impact on our consolidated financial statements other than additional disclosures.

In June 2011, the FASB issued new authoritative guidance that requires entities that report other comprehensive income to present the components of net income and comprehensive income in either one continuous financial statement or two consecutive financial statements. It does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. This guidance is effective for interim and annual periods beginning after December 15, 2011, and we applied it retrospectively beginning on January 1, 2012. We have elected to present the components of net income and comprehensive income in two consecutive financial statements.

Recently issued accounting pronouncements

In July 2011, the FASB issued authoritative guidance regarding how health insurers should recognize and classify in their income statements the fees mandated by the Health Care and Education Reconciliation Act (“HCERA”). The HCERA imposes an annual fee upon health insurers for each calendar year beginning on or after January 1, 2014. The annual fee will be allocated to individual entities providing health insurance to employees based on a ratio, as provided for in the HCERA, and is not tax deductible. This guidance specifies that once the entity has provided qualifying health insurance in the calendar year in which the fee is payable, the liability for the entity’s fee should be estimated and recorded in full with a corresponding deferred cost that is amortized to expense on a straight line basis, unless another method better allocates the fee over the calendar year that it is payable. This guidance is effective for calendar years beginning after December 15, 2013, once the fee is instituted. We are currently assessing the impact that this fee and the adoption of the related authoritative guidance will have on our financial statements.

In December 2011, the FASB issued authoritative guidance that requires enhanced disclosures that will enable financial statement users to evaluate the effect or potential effect of netting arrangements on an entity’s financial position. This guidance is effective for interim and annual reporting periods beginning on or after January 1, 2013 and should be applied retrospectively. We do not expect this guidance to have an impact on our consolidated financial statements other than additional disclosures.

Note 1: Nature of operations and summary of significant accounting policies

Chaparral Energy, Inc. and its subsidiaries, (collectively, “we”, “our”, “us”, or the “Company”) are involved in the acquisition, exploration, development, production and operation of oil and natural gas properties. Properties are located primarily in Oklahoma, Texas, New Mexico, Louisiana, Arkansas, and Kansas.

A summary of the significant accounting policies applied in the preparation of the accompanying consolidated financial statements follows.

Principles of consolidation

The consolidated financial statements include the accounts of Chaparral Energy, Inc. and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Significant estimates affecting these financial statements include estimates for quantities of proved oil and natural gas reserves, valuation allowances associated with deferred income taxes, asset retirement obligations, fair value of derivative instruments, and others, and are subject to change.

Reclassifications

Certain reclassifications have been made to prior period financial statements to conform to current period presentation.

Cash and cash equivalents

We consider all highly liquid investments with an original maturity of three months or less to be cash equivalents. We maintain cash and cash equivalents in bank deposit accounts and money market funds which may not be federally insured. As of December 31, 2011, cash with a recorded balance totaling $32,232 was held at JP Morgan Chase Bank, N.A. We have not experienced any losses in such accounts and believe we are not exposed to any significant credit risk on such accounts.

Accounts receivable

We have receivables from joint interest owners and oil and natural gas purchasers which are generally uncollateralized. We generally review our oil and natural gas purchasers for credit worthiness and general financial condition. We may have the ability to withhold future revenue disbursements to recover non-payment of joint interest billings on properties of which we are the operator. Accounts receivable from joint interest owners are stated at amounts due, net of an allowance for doubtful accounts. Accounts receivable are generally due within 30 days and accounts outstanding longer than 60 days are considered past due. We determine our allowance by considering the length of time past due, previous loss history, future net revenues of the debtor’s ownership interest in oil and natural gas properties we operate, and the owner’s ability to pay its obligation, among other things.

We write off accounts receivable when they are determined to be uncollectible. Bad debt expense for the years ended December 31, 2011, 2010, and 2009 was $179, $17, and $317, respectively. Accounts receivable consisted of the following at December 31:

	2011	2010
Joint interests	$16,926	$17,835
Accrued oil and natural gas sales	47,667	41,316
Derivative settlements	449	3,431
Other	380	831
Allowance for doubtful accounts	(634)	(633)

	$64,788	$62,780

Inventories

Inventories are comprised of equipment used in developing oil and natural gas properties, oil and natural gas product inventories, and equipment for resale. Equipment inventory and inventory for resale are carried at the lower of cost or market using the average cost method. Oil and natural gas product inventories are stated at the lower of production cost or market. We regularly review inventory quantities on hand and record provisions for excess or obsolete inventory, if necessary. The provision for excess or obsolete inventory for the years ended December 31, 2011, 2010, and 2009 was $602, $810, and $274, respectively. Inventories consisted of the following at December 31:

	2011	2010
Equipment inventory	$6,164	$6,399
Oil and natural gas product	3,793	3,624
Inventory for resale	—	2,866
Inventory valuation allowance	(1,316)	(1,821)

	$8,641	$11,068

Property and equipment

Property and equipment are capitalized and stated at cost, while maintenance and repairs are expensed currently.

Depreciation and amortization are provided in amounts sufficient to relate the cost of depreciable assets to operations over their estimated service lives using the straight-line method. Estimated useful lives are as follows:

Furniture and fixtures	10 years
Automobiles and trucks	5 years
Machinery and equipment	10 - 20 years
Office and computer equipment	5 - 10 years
Building and improvements	10 - 40 years

Oil and natural gas properties

We use the full cost method of accounting for oil and natural gas properties and activities. Accordingly, we capitalize all costs incurred in connection with the exploration for and development of oil and natural gas reserves. Proceeds from the disposition of oil and natural gas properties are accounted for as a reduction in capitalized costs, with no gain or loss generally recognized unless such dispositions involve a significant alteration in the depletion rate. We capitalize internal costs that can be directly identified with exploration and development activities, but do not include any costs related to production, general corporate overhead or similar activities. Capitalized costs include geological and geophysical work, 3D seismic, delay rentals, drilling and completing and equipping oil and natural gas wells, including salaries, benefits and other internal costs directly attributable to these activities.

Depreciation, depletion and amortization (“DD&A”) of oil and natural gas properties are provided using the units-of-production method based on estimates of proved oil and natural gas reserves and production, which are converted to a common unit of measure based upon their relative energy content. Our cost basis for depletion includes estimated future development costs to be incurred on proved undeveloped properties. The computation of DD&A takes into consideration restoration, dismantlement, and abandonment costs, and the anticipated proceeds from salvaging equipment.

In accordance with the full cost method of accounting, the net capitalized costs of oil and natural gas properties are not to exceed their related estimated future net revenues discounted at 10% (“PV-10 value”), as adjusted for our cash flow hedge positions and net of tax considerations, plus the cost of unproved properties not being amortized. During the first quarter of 2009, we recorded a ceiling test impairment of oil and natural gas properties of $240,790 as a result of a decline in natural gas prices at the measurement date. The impairment was calculated based on March 31, 2009 spot prices of $49.66 per Bbl of oil and $3.63 per Mcf of natural gas. The effect of derivative contracts accounted for as cash flow hedges, based on the March 31, 2009 spot prices, increased the full cost ceiling by $169,013, thereby reducing the ceiling test write down by the same amount.

Our estimates of oil and natural gas reserves as of December 31, 2011, 2010, and 2009 were prepared using an average price for oil and natural gas based upon the first day of each month for the prior twelve months as required by the SEC’s Modernization of Oil and Gas Reporting and the updated guidance of the Financial Accounting Standard Board (“FASB”) relating to Oil and Gas Reserve Estimation and Disclosures, which we adopted effective December 31, 2009. As of December 31, 2011, the cost center ceiling exceeded the net capitalized cost of our oil and natural gas properties, and no additional ceiling test impairment was recorded. The PV-10 value of our reserves was estimated based on average prices of $96.19 per Bbl of oil and $4.11 per Mcf of gas for the year ended December 31, 2011.

A decline in oil and natural gas prices subsequent to December 31, 2011 could result in additional ceiling test write downs in future periods. The amount of any future impairment is difficult to predict, and will depend on the average oil and gas prices during each period, the incremental proved reserves added during each period, and additional capital spent.

Impairment of long-lived assets

Impairment losses are recorded on property and equipment used in operations and other long lived assets when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amount. Impairment is measured based on the excess of the carrying amount over the fair value of the asset.

We own an interest in the Levelland/Hockley County ethanol plant in Levelland, Texas, and we own a pipeline constructed for the sole purpose of supplying natural gas to the ethanol plant. Due to changes in the price and availability of grain, the plant has experienced significant supply issues, ceased operations, filed Chapter 11 bankruptcy, and is exploring alternatives for additional sources of capital. During the fourth quarter of 2010, we determined that any future cash flows generated by either the ethanol plant or by our pipeline, which supplies gas to the ethanol plant, would probably not be sufficient to allow us to recover our investment in these assets. We accordingly recorded an impairment charge of $4,150, which included our $2,042 investment in the ethanol plant and the $2,108 carrying value of our pipeline assets.

Deferred income taxes

Deferred income taxes are provided for significant carryforwards and temporary differences between the tax basis of an asset or liability and its reported amount in the financial statements that will result in taxable or deductible amounts in future years. Deferred income tax assets or liabilities are determined by applying the presently enacted tax rates and laws. We record a valuation allowance for the amount of net deferred tax assets when, in management’s opinion, it is more likely than not that such assets will not be realized.

Realization of our deferred tax assets is dependent upon generating sufficient future taxable income. Although realization is not assured, we believe it is more likely than not that the deferred tax asset will be realized. The amount of the deferred tax asset considered realizable, however, could be reduced in the near-term if estimates of future taxable income are reduced.

If applicable, we would report a liability for tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return, and would recognize interest and penalties related to uncertain tax positions in interest expense. As of December 31, 2011 and 2010, we have not recorded a liability or accrued interest or penalties related to uncertain tax positions.

Tax years beginning with 1999 remain open to examination for federal income tax purposes and by the other major taxing jurisdictions to which we are subject.

Derivative transactions

We use derivative instruments to reduce the effect of fluctuations in crude oil and natural gas prices, and we recognize all derivatives as either assets or liabilities measured at fair value. The accounting for changes in the fair value of a derivative depends on the use of the derivative and the resulting designation.

Changes in the fair value of derivatives that are not accounted for as hedges are reported immediately in non-hedge derivative gains (losses) in the statement of operations. Cash flows associated with non-hedge derivatives are reported as investing activities in the statement of cash flows unless the derivatives contain a significant financing element, in which case they are reported as financing activities.

If the derivative qualifies and is designated as a cash flow hedge, the effective portion of changes in the fair value of the derivative is recognized in other comprehensive income (loss) until the hedged item is recognized in income. The ineffective portion of a derivative’s change in fair value, as measured using the dollar offset method, is immediately recognized in gain (loss) from oil and natural gas hedging activities in the statement of operations. Cash flows associated with hedges are reported as operating activities in the statement of cash flows unless the hedges contain a significant financing element, in which case they are reported as financing activities.

If it is probable the oil or natural gas sales which are hedged will not occur, hedge accounting is discontinued and the gain or loss reported in accumulated other comprehensive income (loss) (“AOCI”) is immediately reclassified into income. If a derivative which qualified for cash flow hedge accounting ceases to be highly effective, or is liquidated or sold prior to maturity, hedge accounting is discontinued. The gain or loss associated with the discontinued hedges remains in AOCI and is reclassified into income as the hedged transactions occur. Effective April 1, 2010, we have elected to de-designate all of our commodity derivative contracts that had previously been designated as cash flow hedges and to discontinue hedge accounting prospectively.

We offset assets and liabilities for derivative contracts executed with the same counterparty under a master netting arrangement. See Note 5 for additional information regarding our derivative transactions.

Fair value measurements

Fair value is defined by the FASB as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity.

Assets and liabilities recorded at fair value in the balance sheet are categorized according to the fair value hierarchy defined by the FASB. The hierarchical levels are based upon the level of judgment associated with the inputs used to measure the fair value of the assets and liabilities. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the asset or liability is categorized based on the lowest level input that is significant to the fair value measurement in its entirety. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and may affect the placement of assets and liabilities within the levels of the fair value hierarchy.

Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date. Level 2 inputs include adjusted quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability. Fair value assets and liabilities included in this category are derivatives with fair values based on published forward commodity price curves and other observable inputs. Level 3 inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability. Assets carried at fair value and included in this category are certain financial derivatives, additions to our asset retirement obligations, and assets acquired through a non-monetary exchange transaction.

See Note 5 for additional information regarding our fair value measurements.

Asset retirement obligations

We record the fair value of a liability for an asset retirement obligation in the period in which it is incurred and a corresponding increase in the carrying amount of oil and natural gas properties. The accretion of the asset retirement obligations is included in depreciation, depletion and amortization on the consolidated statements of operations. See Note 6 for additional information regarding our asset retirement obligations.

Environmental liabilities

We are subject to extensive federal, state and local environmental laws and regulations covering discharge of materials into the environment. Because these laws and regulations change regularly, we are unable to predict the conditions and other factors over which we do not exercise control that may give rise to environmental liabilities affecting us. Environmental expenditures that relate to an existing condition caused by past operations and that do not contribute to current or future revenue generation are expensed. Liabilities are accrued when environmental assessments and/or clean-ups are probable, and the costs can be reasonably estimated. As of December 31, 2011 and 2010, we have not accrued for or been fined or cited for any environmental violations which would have a material adverse effect upon our financial position, operating results, or cash flows.

Sale of common stock

On April 12, 2010, we closed the sale of an aggregate of 475,043 shares of our common stock to CCMP Capital Investors II (AV-2), L.P., CCMP Energy I LTD., and CCMP Capital Investors (Cayman) II, L.P. (collectively, “CCMP”). Proceeds from the sale were $313,231, net of fees and other expenses of $11,769, and were used to repay the amounts owing under our Seventh Restated Credit Agreement.

Comprehensive income (loss)

Comprehensive income (loss) consists of net income (loss) and the unrealized gain or loss for the effective portion of derivative instruments classified as cash flow hedges. Comprehensive income (loss) is presented net of income taxes in the accompanying consolidated statements of stockholders’ equity and comprehensive income (loss).

Revenue recognition

Oil revenue is recognized when the product is delivered to the purchaser and natural gas revenue when delivered to the gas purchaser’s sales meter. Well supervision fees and overhead reimbursements from producing properties are recognized as expense reimbursements from outside interest owners when the services are performed. Sales of products or services are recognized at the time of delivery of materials or performance of service.

Gas balancing

In certain instances, the owners of the natural gas produced from a well will select different purchasers for their respective ownership interest in the wells. If one purchaser takes more than its rateable portion of the gas, the owners selling to that purchaser will be required to satisfy the imbalance in the future by cash payments or by allowing the other owners to sell more than their share of production. We recognize gas imbalances on the sales method and, accordingly, have recognized revenue on all production delivered to our purchasers. To the extent future reserves exist to enable the other owners to sell more than their rateable share of gas, no liability is recorded for our obligation for natural gas taken by our purchasers which exceeds our ownership interest of the well’s total production. As of December 31, 2011 and 2010, our aggregate imbalance due to under production was approximately 2,860 MMcf and 2,900 MMcf , respectively. As of December 31, 2011 and 2010, our aggregate imbalance due to over production was approximately 1,802 MMcf and 1,835 MMcf, respectively, and a liability for gas imbalances of $1,819 and $1,456, respectively, was included in accounts payable and accrued liabilities.

Stock-based compensation

Our stock-based compensation programs consist of phantom stock and restricted stock awards issued to employees. Generally, we use new shares to grant restricted stock awards, and we cancel restricted shares forfeited or repurchased for tax withholding. Canceled shares are available to be issued as new grants under our 2010 Equity Incentive Plan.

The estimated fair value of the phantom stock awards is remeasured at the end of each reporting period until settlement. The estimated fair market value of these awards is calculated based on our total asset value less total liabilities, with both assets and liabilities being adjusted to fair value in accordance with the terms of the Phantom Stock Plan. Compensation cost associated with the phantom stock awards is recognized on a straight-line basis over the five-year vesting period.

The fair value of our restricted stock awards that include a service condition is based upon the estimated fair market value of our common equity per share on a minority, non-marketable basis on the date of grant, and is remeasured at the end of each reporting period until settlement. We recognize compensation cost over the requisite service period using the accelerated method for awards with graded vesting.

We use a Monte Carlo model to estimate the grant date fair value of restricted stock awards that include a market condition. This model includes various significant assumptions, including the expected volatility of the share awards and the probabilities of certain vesting conditions. Compensation cost associated with restricted stock awards that include a market condition is recognized over the requisite service period using the straight-line method.

The assumptions used to value our stock-based compensation awards reflect our best estimates, but they involve inherent uncertainties based on market conditions generally outside of our control. As a result, if other assumptions had been used, stock-based compensation expense could have been significantly impacted.

The costs associated with our stock-based compensation programs is calculated net of forfeitures, which are estimated based on our historical and expected turnover rates. If our actual forfeiture rate is materially different from our estimate, the stock-based compensation cost could be different from what we have recorded in the current period.

See Note 8 for additional information relating to stock-based compensation.

Production tax benefit

During 2006, we purchased interests in two venture capital limited liability companies resulting in a total investment of $15,000. Our expected return on the investment was the receipt of $2 of tax credits for every $1 invested and was recouped from our Oklahoma production taxes. The investments were accounted for as a production tax benefit asset and were netted against tax credits realized in other income using the effective yield method over the expected recovery period. Oklahoma production tax credits of $13,544 were included in “Other income” in the consolidated statement of operations for the year ended December 31, 2009. There was no income associated with these credits during 2011 or 2010, and no further income from these credits is expected.

Discontinued operations

The operations of the Electric Submersible Pumps (“ESP”) and Chemicals divisions of Green Country Supply, Inc. (“GCS”), a wholly owned subsidiary, have been presented as discontinued operations. See Note 12 for additional information relating to discontinued operations.

Recently adopted and issued accounting pronouncements

In December 2008, the SEC issued its Modernization of Oil and Gas Reporting, which revises reserves requirements for oil and natural gas companies. In addition, in January 2010, the FASB issued guidance regarding Oil and Gas Reserve Estimation and Disclosures to provide consistency with the new SEC rules. The new guidance amended existing standards to align the reserves calculation and disclosure requirements under GAAP with the requirements in the SEC rules.

We adopted the new SEC reserves requirements and GAAP reserves guidance as a change in accounting principle that is inseparable from a change in estimate, and applied the guidance prospectively effective December 31, 2009. As of December 31, 2011, 2010, and 2009:

•

economic producibility of reserves and discounted cash flows were estimated using an average price for oil and natural gas based upon the first day of each month for the prior twelve months rather than prices on the last day of the reporting period;

•	reserves were classified as proved undeveloped if there was a high degree of confidence that the quantities will be recovered and they are scheduled to be drilled within the next five years; and

•	additional disclosures regarding our reserve estimates were provided.

As a result of adopting the new requirements, our estimated reserves as of December 31, 2009 were approximately 18,810 MBoe lower than they would have been under the previous guidelines.

In May 2011, the FASB issued authoritative guidance that clarifies the application of fair value measurement and disclosure requirements and changes particular principles or requirements for measuring fair value. This guidance is effective for interim and annual periods beginning after December 15, 2011, and we will adopt it on January 1, 2012. We are currently evaluating the provisions of this guidance and its anticipated impact on our fair value disclosures.

In June 2011, the FASB issued new authoritative guidance that requires entities that report other comprehensive income to present the components of net income and comprehensive income in either one continuous financial statement or two consecutive financial statements. It does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. This guidance is effective for interim and annual periods beginning after December 15, 2011, and we will apply it retrospectively beginning on January 1, 2012. We are currently evaluating the provisions of this guidance and its anticipated impact on our presentation of other comprehensive income.

In December 2011, the FASB issued authoritative guidance requiring entities to provide enhanced disclosures that will enable users of its financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position. The guidance is effective for interim and annual periods beginning after January 1, 2013. We are currently evaluating the provisions of this guidance and its anticipated impact on our disclosures.

Supplemental disclosures to the consolidated statements of cash flows	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Supplemental disclosures to the consolidated statements of cash flows

Note 2: Supplemental disclosures to the consolidated statements of cash flows

Supplemental disclosures to the consolidated statements of cash flows are presented below:

	Six months ended June 30,
	2012	2011
Net cash provided by operating activities included:
Cash payments for interest	$54,306	$38,372
Interest capitalized	(1,927)	(1,195)

Cash payments for interest, net of amounts capitalized	$52,379	$37,177

Cash (receipts) payments for income taxes	$155	$—
Non-cash investing activities included:
Asset retirement costs capitalized	$416	$242
Oil and natural gas properties acquired through increase (decrease) in accounts payable and accrued liabilities	$39,418	$(4,920)

Note 2: Supplemental disclosures to the consolidated statements of cash flows

Supplemental disclosures to the consolidated statements of cash flows are presented below:

	Year ended December 31,
	2011	2010	2009
Net cash provided by operating activities included:
Cash payments for interest	$85,222	$67,529	$86,778
Interest capitalized	(2,379)	(2,036)	(836)

Cash payments for interest, net of amounts capitalized	$82,843	$65,493	$85,942

Cash (receipts) payments for income taxes	$179	$(21)	$(23)
Non-cash investing activities included:
Asset retirement costs capitalized	$2,522	$1,488	$1,322
Oil and natural gas properties acquired through increase (decrease) in accounts payable and accrued liabilities	$(14,667)	$25,773	$(27,511)
Non-cash financing activities included:
Modification of Time Vesting equity awards to liability plan	$2,640	$—	$—

In December 2009, we exchanged the assets of the Chemicals Division of Green Country Supply for assets received from Reef Services, LLC and cash of $696. The assets received consisted primarily of acid trucks and related equipment and had an estimated fair value of approximately $2,950. This transaction was considered a non-monetary exchange accounted for at fair value.

Long-term debt	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Long-term debt

Note 3: Long-term debt

Long-term debt at June 30, 2012 and December 31, 2011, consisted of the following:

	June 30, 2012	December 31, 2011
8.875% Senior Notes due 2017 (net of discount of $1,658 at December 31, 2011)	$—	$323,342
9.875% Senior Notes due 2020 (net of discount of $6,211 and $6,441 at June 30, 2012 and December 31, 2011, respectively)	293,789	293,559
8.25% Senior Notes due 2021	400,000	400,000
7.625% Senior Notes due 2022	400,000	—
Senior secured revolving credit facility	35,000	—
Real estate mortgage notes, principal and interest payable monthly, bearing interest at rates ranging from 3.50% to 5.46%, due January 2013 through December 2028; collateralized by real property	12,822	12,116
Installment notes payable, principal and interest payable monthly, bearing interest at rates ranging from 2.00% to 9.25%, due July 2012 through March 2017; collateralized by automobiles, machinery and equipment	5,926	5,546
Capital lease obligations	—	10

	1,147,537	1,034,573
Less current maturities	4,136	3,078

	$1,143,401	$1,031,495

Senior Notes

On May 2, 2012, we issued $400,000 aggregate principal amount of 7.625% Senior Notes maturing on November 15, 2022. We used the net proceeds from the 7.625% Senior Notes to consummate a tender offer for all of our 8.875% Senior Notes due 2017, to redeem the 8.875% Senior Notes not purchased in the tender offer, and for general corporate purposes. Interest is payable on the 7.625% Senior Notes semi-annually on May 15 and November 15 each year beginning November 15, 2012. On or after May 15, 2017, we may, at our option, redeem the 7.625% Senior Notes at the following redemption prices plus accrued and unpaid interest: 103.813% after May 15, 2017; 102.542% after May 15, 2018; 101.271% after May 15, 2019; and 100% after May 15, 2020. Prior to May 15, 2015, we may redeem up to 35% of the 7.625% Senior Notes with the net proceeds of one or more equity offerings at a redemption price of 107.625%, plus accrued and unpaid interest.

In connection with the sale of our 7.625% Senior Notes, we entered into a registration rights agreement in which we agreed to file a registration statement with the SEC related to an offer to exchange the notes for an issue of registered notes within 270 days of the closing date (the “Target Registration Date”). If we fail to complete the exchange offer by the Target Registration Date, we would be required to pay liquidated damages equal to 0.25% per annum of the principal amount of the notes for the first 90 days after the Target Registration Date. After the first 90 days, the rate increases an additional 0.25% for each additional 90-day period, up to a maximum of 1.0% per annum.

In connection with the issuance of the 7.625% Senior Notes, we capitalized approximately $8,668 of issuance costs related to underwriting and other fees that are amortized to interest expense using the effective interest method. Amortization of $92 was charged to interest expense during the six months ended June 30, 2012 related to the issuance costs, and unamortized issuance costs of $8,576 were included in other assets as of June 30, 2012.

During the six months ended June 30, 2012, we recorded a $21,696 loss associated with the refinancing of our 8.875% Senior Notes, including $15,809 in repurchase or redemption-related fees and a $5,887 write off of deferred financing costs and unaccreted discount.

The Senior Notes, which as of June 30, 2012 include our 9.875% Senior Notes due 2020, our 8.25% Senior Notes due 2021, and our 7.625% Senior Notes due 2022, are our senior unsecured obligations, rank equally in right of payment with all our existing and future senior debt, and rank senior to all of our existing and future subordinated debt. The indentures governing our Senior Notes contain certain covenants which limit our ability to:

•	incur or guarantee additional debt and issue certain types of preferred stock;

•	pay dividends on capital stock or redeem, repurchase or retire capital stock or subordinated debt;

•	make investments;

•	incur liens;

•	create restrictions on the ability of our restricted subsidiaries to pay dividends or make other payments to us;

•	engage in transactions with affiliates;

•	sell assets, including capital stock of our subsidiaries;

•	consolidate, merge, or transfer assets; and

•	enter into other lines of business.

Chaparral Energy, Inc. is a holding company and owns no operating assets and has no significant operations independent of its subsidiaries. Our obligations under our outstanding Senior Notes have been fully and unconditionally guaranteed, on a joint and several basis, by all of our wholly owned subsidiaries except for Oklahoma Ethanol, LLC and Chaparral Biofuels, LLC.

Senior secured revolving credit facility

In April 2010, we entered into our Eighth Restated Credit Agreement (as amended, our “senior secured revolving credit facility”), which is collateralized by our oil and natural gas properties and matures on April 1, 2016. Availability under our senior secured revolving credit facility is subject to a borrowing base which is set by the banks semi-annually on May 1 and November 1 of each year. In addition, the lenders may request a borrowing base redetermination once between each scheduled redetermination and in the event of early termination of our derivative contracts.

The Eighth Amendment to our senior secured revolving credit facility, effective April 30, 2012, amended our Asset Sale Covenant to permit the sale of certain oil and natural gas properties located in southern Oklahoma and increased our permitted ratio of Consolidated Net Debt to Consolidated EBITDAX. It also reaffirmed the borrowing base at $375,000 through November 1, 2012. As of August 14, 2012, the balance outstanding under our senior secured revolving credit facility is $78,000.

Amounts borrowed under our senior secured revolving credit facility are subject to varying rates of interest based on (1) the total outstanding borrowings in relation to the borrowing base (the “utilization percentage”) and (2) whether we elect to borrow at the Eurodollar rate or the Alternate Base Rate (“ABR”). The entire balance outstanding at June 30, 2012 was subject to the Eurodollar rate.

The Eurodollar rate is computed at the Adjusted LIBO Rate, defined as the rate applicable to dollar deposits in the London interbank market with a maturity comparable to the interest period (one, two, three or six months, selected by us) times a Statutory Reserve Rate multiplier, as defined in our senior secured revolving credit facility, plus a margin where the margin varies from 1.75% to 2.75% depending on our utilization percentage. Interest payments on Eurodollar borrowings are due the last day of the interest period, if shorter than three months or every three months.

Interest on loans subject to the ABR is computed as the greater of (1) the Prime Rate, as defined in our senior secured revolving credit facility, (2) the Federal Funds Effective Rate, as defined in our senior secured revolving credit facility, plus 0.50%, or (3) the Adjusted LIBO Rate, as defined in our senior secured revolving credit facility, plus 1%; plus a margin where the margin varies from 0.75% to 1.75%, depending on our utilization percentage.

Commitment fees of 0.50% accrue on the unused portion of the borrowing base amount and are included as a component of interest expense. We have the right to make prepayments of the borrowings at any time without penalty or premium.

Our senior secured revolving credit facility has certain negative and affirmative covenants that require, among other things, maintaining a Current Ratio, as defined in our senior secured revolving credit facility, of not less than 1.0 to 1.0 and a Consolidated Net Debt to Consolidated EBITDAX ratio, as defined in our senior secured revolving credit facility, of not greater than 4.5 to 1.0 for each period of four consecutive fiscal quarters ending on the last day of such applicable fiscal quarter.

We believe we were in compliance with all covenants under our senior secured revolving credit facility as of June 30, 2012.

Our senior secured revolving credit facility also specifies events of default, including non-payment, breach of warranty, non-performance of financial covenants, default on other indebtedness, certain adverse judgments, and change of control, among others. In addition, bankruptcy and insolvency events with respect to us or certain of our subsidiaries will result in an automatic acceleration of the indebtedness under our senior secured revolving credit facility. An acceleration of our indebtedness under our senior secured revolving credit facility could in turn result in an event of default under the indentures for our Senior Notes, which in turn could result in the acceleration of the Senior Notes.

If the outstanding borrowings under our senior secured revolving credit facility were to exceed the borrowing base as a result of a redetermination, we would be required to eliminate this excess. Within 10 days after receiving notice of the new borrowing base, we would be required to make an election: (1) to repay a portion of our bank borrowings in the amount of the excess either in a lump sum within 30 days or in equal monthly installments over a six-month period, (2) to submit within 30 days additional oil and natural gas properties we own for consideration in connection with the determination of the borrowing base sufficient to eliminate the excess or (3) to eliminate the excess through a combination of repayments and the submission of additional oil and natural gas properties within 30 days.

Note 4: Long-term debt

As of the dates indicated, long-term debt consists of the following:

	December 31,
	2011	2010
8.5% Senior Notes due 2015	$—	$325,000
8.875% Senior Notes due 2017, net of discount of $1,658 and $1,901, respectively	323,342	323,099
9.875% Senior Notes due 2020, net of discount of $6,441 and $6,865, respectively	293,559	293,135
8.25% Senior Notes due 2021	400,000	—
Real estate mortgage notes, principal and interest payable monthly, bearing interest at rates ranging from 3.71% to 5.46%, due August 2021 through December 2028; collateralized by real property	12,116	13,024
Installment notes payable, principal and interest payable monthly, bearing interest at rates ranging from 2.00% to 9.25%, due January 2012 through June 2016; collateralized by automobiles, machinery and equipment	5,546	7,699
Capital lease obligations	10	130

	1,034,573	962,087
Less current maturities	3,078	4,167

	$1,031,495	$957,920

Maturities of long-term debt and capital leases, excluding the discount on our Senior Notes, are as follows as of December 31, 2011:

2012	$3,078
2013	2,041
2014	1,264
2015	1,056
2016	599
2017 and thereafter	1,034,634

$1,042,672

Senior Notes

On January 18, 2007, we issued $325,000 of 8.875% senior notes due 2017 at a price of 99.178% of the principal amount. The net proceeds, after underwriting and issuance costs, were used to reduce outstanding indebtedness under our revolving line of credit and for working capital. Interest on the notes is payable semi-annually on February 1 and August 1 each year beginning August 1, 2007, and the notes mature on February 1, 2017. On or after February 1, 2012, we may, at our option, redeem the notes at the following redemption prices plus accrued and unpaid interest: 104.49% after February 1, 2012, 102.96% after February 1, 2013, 101.48% after February 1, 2014, and 100% after February 1, 2015 and thereafter.

In connection with the issuance of the 8.875% senior notes, we recorded a discount of $2,671 and capitalized $7,316 of issuance costs related to underwriting and other fees that are amortized to interest expense using the effective interest method. Unamortized issuance costs of $4,552 and $5,221 were included in “Other assets” as of December 31, 2011 and 2010, respectively. Accretion of $243, $222, and $202 was charged to interest expense during the years ended December 31, 2011, 2010, and 2009, respectively, related to the discount, and amortization of $669, $609, and $556 was charged to interest expense during the years ended December 31, 2011, 2010, and 2009, respectively, related to the issuance costs.

On September 16, 2010, we issued $300,000 of 9.875% senior notes due 2020 at a price of 97.672% of the principal amount. The net proceeds, after underwriting and issuance costs, were used to pay down the outstanding indebtedness under our revolving line of credit and for working capital. Interest is payable on the senior notes semi-annually on April 1 and October 1 each year beginning April 1, 2011. The notes mature on October 1, 2020. On or after October 1, 2015, we may, at our option, redeem the notes at the following redemption prices plus accrued and unpaid interest: 104.938% after October 1, 2015, 103.292% after October 1, 2016, 101.646% after October 1, 2017, and 100% after October 1, 2018 and thereafter. Prior to October 1, 2013, we may redeem up to 35% of the notes with the net proceeds of one or more equity offerings at a redemption price of 109.875%, plus accrued and unpaid interest.

In connection with the issuance of the 9.875% senior notes, we recorded a discount of $6,984 and capitalized $6,796 of issuance costs related to underwriting and other fees that are amortized to interest expense using the effective interest method. Unamortized issuance costs of $6,275 and $6,536 were included in “Other assets” as of December 31, 2011 and 2010, respectively. Accretion of $424 and $119 was charged to interest expense during the years ended December 31, 2011 and 2010, respectively, related to the discount, and amortization of $409 and $112 was charged to interest expense during the years ended December 31, 2011 and 2010, respectively, related to the issuance costs.

On February 22, 2011, we issued $400,000 aggregate principal amount of 8.25% senior notes maturing on September 1, 2021. The net proceeds, after underwriting and issuance costs, were used to consummate a tender offer for all of our 8.5% senior notes due 2015, to redeem the 8.5% senior notes not purchased in the tender offer, and for general corporate purposes. Interest is payable on the 8.25% senior notes semi-annually on March 1 and September 1 each year beginning September 1, 2011. On or after September 1, 2016, we may, at our option, redeem the notes at the following redemption prices plus accrued and unpaid interest: 104.125% after September 1, 2016, 102.750% after September 1, 2017, 101.375% after September 1, 2018, and 100% after September 1, 2019. Prior to March 1, 2014, we may redeem up to 35% of the notes with the net proceeds of one or more equity offerings at a redemption price of 108.250%, plus accrued and unpaid interest.

In connection with the issuance of the 8.25% Senior Notes, we capitalized $8,785 of issuance costs related to underwriting and other fees that are amortized to interest expense using the effective interest method. Unamortized issuance costs of $8,329 were included in “Other assets” as of December 31, 2011, and amortization of $456 was charged to interest expense during the year ended December 31, 2011.

During the year ended December 31, 2011, we recorded a $20,592 loss associated with the refinancing of our 8.5% senior notes due 2015, including $15,101 in repurchase or redemption-related fees and a $5,491 write off of deferred financing costs.

The indentures governing our 8.875% senior notes due 2017, our 9.875% senior notes due 2020, and our 8.25% senior notes due 2021 (collectively, our “Senior Notes”) contain certain covenants which limit our ability to:

•	incur or guarantee additional indebtedness, or issue preferred stock;

•	pay dividends on our capital stock or redeem, repurchase, or retire our capital stock or subordinated debt;

•	make investments;

•	incur liens on assets;

•	create restrictions on the ability of our restricted subsidiaries to pay dividends, make loans, or transfer property to us;

•	engage in transactions with affiliates;

•	sell assets, including capital stock of our subsidiaries;

•	consolidate, merge or transfer assets; and

•	enter into other lines of business.

If we experience a change of control (as defined in the indentures governing the Senior Notes), including making certain asset sales, subject to certain conditions, we must give holders of the Senior Notes the opportunity to sell to us their Senior Notes at 101% of the principal amount, plus accrued and unpaid interest.

Chaparral Energy, Inc. is a holding company and owns no operating assets and has no significant operations independent of its subsidiaries. Our obligations under our outstanding Senior Notes have been fully and unconditionally guaranteed, on a joint and several basis, by all of our wholly owned subsidiaries except for Oklahoma Ethanol, LLC and Chaparral Biofuels, LLC.

Senior secured revolving credit facility

In April 2010, we entered into an Eighth Restated Credit Agreement (our “senior secured revolving credit facility”), which is collateralized by our oil and natural gas properties and matures on April 1, 2016. We used the proceeds from the sale of common stock to CCMP, along with proceeds available under our senior secured revolving credit facility, to repay the amounts owing under our Seventh Restated Credit Agreement. During the year ended December 31, 2010, we wrote off deferred financing costs associated with the refinancing of our Seventh Restated Credit Agreement of $2,241, and we recorded deferred financing costs associated with the closing of our senior secured revolving credit facility of $10,909.

We had no balance outstanding under our senior secured revolving credit facility at December 31, 2011 or 2010. As of March 29, 2012, we have drawn down $40,000 under our senior secured revolving credit facility.

Availability under our revolving credit facility is subject to a borrowing base which is set by the banks semi-annually on May 1 and November 1 of each year. In addition, the lenders may request a borrowing base redetermination once between each scheduled redetermination and in the event of early termination of our derivative contracts. Effective October 31, 2011, the borrowing base was reaffirmed at $375,000 through May 1, 2012.

Borrowings under our senior secured revolving credit facility are made, at our option, as either Eurodollar loans or Alternate Base Rate (“ABR”) loans.

Interest on Eurodollar loans is computed at the Adjusted LIBO Rate, defined as the rate applicable to dollar deposits in the London interbank market with a maturity comparable to the interest period (one, two, three or six months, selected by us) times a Statutory Reserve Rate multiplier, as defined in our senior secured revolving credit facility, plus a margin where the margin varies from 1.75% to 2.75% depending on the utilization percentage of the conforming borrowing base. From April 1, 2011 until October 1, 2011, the margin was fixed at 2.25%. Interest payments on Eurodollar borrowings are due the last day of the interest period, if shorter than three months or every three months.

Interest on ABR loans is computed as the greater of (1) the Prime Rate, as defined in our senior secured revolving credit facility, (2) the Federal Funds Effective Rate, as defined in our senior secured revolving credit facility, plus 1/2 of 1%, or (3) the Adjusted LIBO Rate, as defined in our senior secured revolving credit facility, plus 1%; plus a margin where the margin varies from 0.75% to 1.75%, depending on the utilization percentage of the borrowing base.

Commitment fees of 0.50% accrue on the unused portion of the borrowing base amount and are included as a component of interest expense. We have the right to make prepayments of the borrowings at any time without penalty or premium.

Our senior secured revolving credit facility contains restrictive covenants that may limit our ability, among other things, to:

•	incur additional indebtedness;

•	create or incur additional liens on our oil and natural gas properties;

•	pay dividends in cash or other property, redeem our capital stock or prepay certain indebtedness;

•	make investments in or loans to others;

•	change our line of business;

•	enter into operating leases;

•	merge or consolidate with another person, or lease or sell all or substantially all of our assets;

•	sell, farm-out or otherwise transfer property containing proved reserves;

•	enter into transactions with affiliates;

•	issue preferred stock;

•	enter into negative pledge agreements or agreements restricting the ability of our subsidiaries to pay dividends;

•	enter into or terminate certain swap agreements;

•	amend our organizational documents; and

•	amend, modify or waive under our permitted bond documents (i) any covenants that would make the terms materially more onerous to us or (ii) certain other provisions.

Our senior secured revolving credit facility, as amended, also has certain negative and affirmative covenants that require, among other things, maintaining a Current Ratio, as defined in our senior secured revolving credit facility, of not less than 1.0 to 1.0 and a Consolidated Net Debt to Consolidated EBITDAX ratio, as defined in our senior secured revolving credit facility, of not greater than:

•	4.50 to 1.0 for each period of four consecutive fiscal quarters ending on or prior to December 31, 2011; and

•

4.25 to 1.0 for the four consecutive fiscal quarters ending on March 31, 2012 and for each period of four consecutive fiscal quarters ending on the last day of such applicable fiscal quarters thereafter.

The First Amendment to our senior secured revolving credit facility, dated July 26, 2010, modified the definition of Consolidated EBITDAX to (1) permit cash proceeds received from the monetization of derivatives to be included in the calculation of Consolidated EBITDAX, to the extent that such monetizations, in any period between scheduled redeterminations, do not exceed 5% of the borrowing base then in effect, and (2) permit the exclusion from the calculation of Consolidated EBITDAX of up to $4,500 in one-time cash expenses associated with our financing transactions that were incurred and paid during the second quarter of 2010.

The Fourth Amendment to our senior secured revolving credit facility, effective April 1, 2011, extended the maturity of our senior secured revolving credit facility from April 12, 2014 to April 1, 2016 and amended the definition of Consolidated EBITDAX to permit the exclusion of our reasonable and customary fees and expenses related to the refinancing of our 8.5% Senior Notes due 2015 from the calculation of Consolidated EBITDAX.

We believe we were in compliance with all covenants under our senior secured revolving credit facility as of December 31, 2011.

Our senior secured revolving credit facility also specifies events of default, including non-payment, breach of warranty, non-performance of financial covenants, default on other indebtedness, certain adverse judgments, and change of control, among others. In addition, bankruptcy and insolvency events with respect to us or certain of our subsidiaries will result in an automatic acceleration of the indebtedness under our senior secured revolving credit facility. An acceleration of our indebtedness under our senior secured revolving credit facility could in turn result in an event of default under the indentures for our Senior Notes, which in turn could result in the acceleration of the Senior Notes.

If the outstanding borrowings under our senior secured revolving credit facility were to exceed the borrowing base as a result of a redetermination, we would be required to eliminate this excess. Within 10 days after receiving notice of the new borrowing base, we would be required to make an election: (1) to repay a portion of our bank borrowings in the amount of the excess either in a lump sum within 30 days or in equal monthly installments over a six-month period, (2) to submit within 30 days additional oil and natural gas properties we own for consideration in connection with the determination of the borrowing base sufficient to eliminate the excess or (3) to eliminate the excess through a combination of repayments and the submission of additional oil and natural gas properties within 30 days.

Derivative instruments	6 Months Ended
Jun. 30, 2012
Derivative instruments

Note 4: Derivative instruments

Overview

Our results of operations, financial condition and capital resources are highly dependent upon the prevailing market prices of, and demand for, oil and natural gas. These commodity prices are subject to wide fluctuations and market uncertainties. To mitigate a portion of this exposure, we enter into commodity price swaps, costless collars, and basis protection swaps.

For commodity price swaps, we receive a fixed price for the hedged commodity and pay a floating market price to the counterparty. The fixed-price payment and the floating-price payment are netted, resulting in a net amount due to or from the counterparty.

Collars contain a fixed floor price (put) and ceiling price (call). If the market price exceeds the call strike price or falls below the put strike price, we receive the fixed price and pay the market price. If the market price is between the call and the put strike price, no payments are due from either party. A three-way collar contract consists of a standard collar contract plus a put option contract sold by us with a price below the floor price of the collar. This additional put option requires us to make a payment to the counterparty if the market price is below the additional put option price. If the market price is greater than the additional put option price, the result is the same as it would have been with a standard collar contract only. By combining the collar contract with the additional put option, we are entitled to a net payment equal to the difference between the floor price of the standard collar and the additional put option price if the market price falls below the additional put option price. This strategy enables us to increase the floor and the ceiling price of the collar beyond the range of a traditional costless collar while defraying the associated cost with the sale of the additional put option.

We use basis protection swaps to reduce basis risk. Basis is the difference between the physical commodity being hedged and the price of the futures contract used for hedging. Basis risk is the risk that an adverse change in the futures market will not be completely offset by an equal and opposite change in the cash price of the commodity being hedged. Basis risk exists in natural gas primarily due to the geographic price differentials between cash market locations and futures contract delivery locations. Natural gas basis protection swaps are arrangements that guarantee a price differential for natural gas from a specified pricing point. We receive a payment from the counterparty if the price differential is greater than the stated terms of the contract and pay the counterparty if the price differential is less than the stated terms of the contract.

In December 2011, we amended our senior secured revolving credit facility to provide greater flexibility when hedging anticipated production. The terms of the amendment allow us to protect a portion of our natural gas liquids production from price volatility using crude oil derivatives. Our outstanding derivative instruments as of June 30, 2012 are summarized below:

	Oil derivatives
	Swaps		Three-way collars
				Weighted average fixed price per Bbl
	Volume MBbls	Weighted average fixed price per Bbl	Volume MBbls	Sold puts	Purchased puts	Sold calls
2012	1,003	$94.37	1,060	$73.87	$96.30	$108.78
2013	540	102.45	3,410	78.14	100.32	115.29
2014	—	—	120	85.00	100.00	116.65

	1,543		4,590

	Natural gas swaps		Natural gas basis protection swaps
	Volume BBtu	Weighted average fixed price per Btu	Volume BBtu	Weighted average fixed price per Btu
2012	8,400	$4.52	9,000	$0.23
2013	12,000	4.52	16,400	0.20
2014	4,800	3.84	14,090	0.23

	25,200		39,490

Effect of derivative instruments on the consolidated balance sheets

All derivative financial instruments are recorded on the balance sheet at fair value. See Note 5 for additional information regarding fair value measurements. The estimated fair values of derivative instruments are provided below. The carrying amounts of these instruments are equal to the estimated fair values.

	As of June 30, 2012			As of December 31, 2011
	Assets	Liabilities	Net value	Assets	Liabilities	Net value
Natural gas swaps	$24,742	$(1,285)	$23,457	$30,124	$—	$30,124
Oil swaps	15,471	—	15,471	3,832	(9,744)	(5,912)
Oil collars	39,623	—	39,623	6,296	(1,247)	5,049
Natural gas basis differential swaps	8	(2,105)	(2,097)	—	(1,268)	(1,268)

Total derivative instruments	79,844	(3,390)	76,454	40,252	(12,259)	27,993
Less:
Netting adjustments (1)	3,125	(3,125)	—	10,627	(10,627)	—
Current portion asset (liability)	55,748	—	55,748	12,840	(1,505)	11,335

	$20,971	$(265)	$20,706	$16,785	$(127)	$16,658

(1)	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty.

We discontinued hedge accounting effective April 1, 2010. Net derivative gains (losses) attributable to derivatives previously subject to hedge accounting were deferred through accumulated other comprehensive income (“AOCI”). As of June 30, 2012 and December 31, 2011, respectively, AOCI consists of deferred gains of $59,571 ($38,125 net of tax) and $83,880 ($51,846 net of tax) that will be recognized as gains from oil hedging activities through December 2013 as the hedged production is sold. We expect to reclassify deferred gains of $41,948 ($26,847 net of tax) from AOCI to income during the next 12 months.

Derivative settlements outstanding at June 30, 2012 and December 31, 2011 were as follows:

	June 30, 2012	December 31, 2011
Derivative settlements receivable included in accounts receivable	$8,208	$449
Derivative settlements payable included in accounts payable and accrued liabilities	$—	$5,042

Effect of derivative instruments on the consolidated statements of operations

We do not apply hedge accounting to any of our derivative instruments. As a result, all gains and losses associated with our derivative contracts are recognized immediately as non-hedge derivative gains (losses) in the consolidated statements of operations.

Gain (loss) from oil hedging activities, which is a component of total revenues in the consolidated statements of operations, consists of the reclassification of hedge gains (losses) on discontinued oil hedges into net income.

Non-hedge derivative gains (losses) in the consolidated statements of operations are comprised of the following:

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
Change in fair value of commodity price swaps	$18,701	$55,176	$14,716	$5,008
Change in fair value of collars	43,682	5,934	34,574	(671)
Change in fair value of natural gas basis differential contracts	(1,202)	798	(829)	1,939
Receipts from (payments on) settlement of commodity price swaps	9,275	(13,060)	11,976	(16,342)
Receipts from settlement of collars	2,599	156	2,632	490
Payments on settlement of natural gas basis differential contracts	(527)	(1,708)	(1,004)	(4,054)

	$72,528	$47,296	$62,065	$(13,630)

Fair value measurements	6 Months Ended
Jun. 30, 2012
Fair value measurements

Note 5: Fair value measurements

Fair value is defined by the FASB as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity.

Fair value measurements are categorized according to the fair value hierarchy defined by the FASB. The hierarchical levels are based upon the level of judgment associated with the inputs used to measure the fair value of the assets and liabilities as follows:

•	Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

•	Level 2 inputs include quoted prices for identical or similar instruments in markets that are not active and inputs other than quoted prices that are observable for the asset or liability.

•	Level 3 inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the asset or liability is categorized based on the lowest level input that is significant to the fair value measurement in its entirety. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and may affect the placement of assets and liabilities within the levels of the fair value hierarchy.

Recurring fair value measurements

Our financial instruments recorded at fair value on a recurring basis consist of commodity derivative contracts (see Note 4). We have no Level 1 assets or liabilities as of June 30, 2012 or December 31, 2011. Our derivative contracts classified as Level 2 as of June 30, 2012 and December 31, 2011 consist of commodity price swaps and basis protection swaps, which are valued using an income approach. Future cash flows from the derivatives are estimated based on the difference between the fixed contract price and the underlying published forward market price, and are discounted at the LIBOR swap rate.

As of June 30, 2012 and December 31, 2011, our derivative contracts classified as Level 3 consisted of three-way collars. The fair value of these contracts is developed by a third-party pricing service using a proprietary valuation model, which we believe incorporates the assumptions that market participants would have made at the end of each period. Observable inputs include contractual terms, published forward pricing curves, and yield curves. Significant unobservable inputs are implied volatilities. Significant increases (decreases) in implied volatilities in isolation would result in a significantly higher (lower) fair value measurement. We review these valuations and the changes in the fair value measurements for reasonableness.

All derivative instruments are discounted further using a rate that incorporates our nonperformance risk for derivative liabilities and our counterparties’ nonperformance risk for derivative assets. If available, we use our counterparties’ credit default swap values or the spread between the risk-free interest rate and the yield on our counterparties’ publicly traded debt having similar maturities to our derivative contracts as the measure of our counterparties’ nonperformance risk. As of June 30, 2012 and December 31, 2011, the rate reflecting our nonperformance risk was 1.75% and 1.75%, respectively. The weighted-average rate reflecting our counterparties’ nonperformance risk was approximately 1.56% and 3.38% as of June 30, 2012 and December 31, 2011, respectively.

The fair value hierarchy for our financial assets and liabilities is shown by the following table:

	As of June 30, 2012			As of December 31, 2011
	Derivative assets	Derivative liabilities	Net assets (liabilities)	Derivative assets	Derivative liabilities	Net assets (liabilities)
Significant other observable inputs (Level 2)	$40,221	$(3,390)	$36,831	$33,956	$(11,012)	$22,944
Significant unobservable inputs (Level 3)	39,623	—	39,623	6,296	(1,247)	5,049
Netting adjustments (1)	(3,125)	3,125	—	(10,627)	10,627	—

	$76,719	$(265)	$76,454	$29,625	$(1,632)	$27,993

(1)	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty.

Changes in the fair value of our collars classified as Level 3 in the fair value hierarchy during the six months ended June 30, 2012 and 2011 were:

	For the six months ended June 30,
Net derivative assets	2012	2011
Beginning balance	$5,049	$1,509
Realized and unrealized gains (losses) included in non-hedge derivative gains (losses)	37,206	(181)
Settlements received	(2,632)	(490)

Ending balance	$39,623	$838

Gains relating to instruments still held at the reporting date included in non-hedge derivative gains (losses) for the period	$35,232	$64

Nonrecurring fair value measurements

Additions to the asset and liability associated with our asset retirement obligations are measured at fair value on a nonrecurring basis. Our asset retirement obligations consist of the estimated present value of future costs to plug and abandon or otherwise dispose of our oil and natural gas properties and related facilities. Significant inputs used in determining such obligations include estimates of plugging and abandonment costs, inflation rates, discount rates, and well life, all of which are Level 3 inputs according to the fair value hierarchy. The estimated future costs to dispose of properties added during the first six months of 2012 and 2011 were escalated using an annual inflation rate of 2.95% and 2.95%, respectively, and discounted using our credit-adjusted risk-free interest rate of 7.50% and 8.30%, respectively. These estimates may change based upon future inflation rates and changes in statutory remediation rules. During the six months ended June 30, 2012 and 2011, additions to our asset retirement obligations were $416 and $242, respectively. See Note 6 for additional information regarding our asset retirement obligations.

Fair value of other financial instruments

Our significant financial instruments, other than derivatives, consist primarily of cash and cash equivalents, accounts receivable, accounts payable, and long-term debt. We believe the carrying values of cash and cash equivalents, accounts receivable, and accounts payable approximate fair values due to the short-term maturities of these instruments.

The carrying value and estimated fair value of our long-term debt at June 30, 2012 and December 31, 2011 were as follows:

	June 30, 2012		December 31, 2011
Level 2	Carrying value	Estimated fair value	Carrying value	Estimated fair value
8.875% Senior Notes due 2017	$—	$—	$323,342	$326,625
9.875% Senior Notes due 2020	293,789	333,390	293,559	322,500
8.25% Senior Notes due 2021	400,000	424,000	400,000	402,400
7.625% Senior Notes due 2022	400,000	407,000	—	—
Senior secured revolving credit facility	35,000	35,000	—	—
Other secured long-term debt	18,748	18,748	17,672	17,672

	$1,147,537	$1,218,138	$1,034,573	$1,069,197

The fair value of our Senior Notes was estimated based on quoted market prices. The carrying value of our senior secured revolving credit facility approximates fair value because it has a variable interest rate and incorporates a measure of our credit risk. The carrying value of our other secured long-term debt approximates fair value because the rates are comparable to those at which we could currently borrow under similar terms.

Counterparty credit risk

Our derivative contracts have been executed with the institutions that are parties to our senior secured revolving credit facility, and we believe the credit risks associated with all of these institutions are acceptable. We did not post collateral under any of these contracts as they are secured under our senior secured revolving credit facility. As of June 30, 2012, we had $35,000 outstanding under our senior secured revolving credit facility, and we had significant commodity derivative net asset balances with the following counterparties:

Percentage of
future hedged
Counterparty	production
JP Morgan Chase Bank, N.A.	30%
Societe Generale	20%
Royal Bank of Canada	9%
Macquarie Bank Limited	9%
Crédit Agricole CIB	7%
The Bank of Nova Scotia	6%

81%

Payment on our derivative contracts would be accelerated in the event of a default on our senior secured revolving credit facility. The aggregate fair value of our derivative liabilities was $3,390 at June 30, 2012.

Asset retirement obligations	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Asset retirement obligations

Note 6: Asset retirement obligations

The following table provides a summary of our asset retirement obligation activity during the six months ended June 30, 2012 and 2011.

	For the six months ended June 30,
	2012	2011
Beginning balance	$46,493	$41,695
Liabilities incurred in current period	416	242
Liabilities settled in current period	(1,211)	(550)
Accretion expense	1,969	1,769

	47,667	43,156
Less current portion	2,900	690

	$44,767	$42,466

See Note 5 for additional information regarding fair value measurements.

Note 6: Asset retirement obligations

Our asset retirement obligations consist of the estimated present value of future costs to plug and abandon or otherwise dispose of our oil and natural gas properties and related facilities. Significant inputs used in determining such obligations include estimates of plugging and abandonment costs, inflation rates, discount rates, and well life, all of which are Level 3 inputs according to the fair value hierarchy. The estimated future costs to dispose of properties added during the years ended December 31, 2011 and 2010 were escalated using an annual inflation rate of 2.95% in each period, and discounted using our credit-adjusted risk-free interest rate of approximately 8.6% and 8.9%, respectively. These estimates may change based upon future inflation rates and changes in statutory remediation rules. See Note 1 for additional information regarding our accounting policies for fair value measurements.

The following table provides a summary of our asset retirement obligation activity during the years ended December 31, 2011 and 2010.

	For the year ended December 31,
	2011	2010
Beginning balance	$41,695	$37,465
Liabilities incurred in current period	2,522	1,488
Liabilities settled in current period	(1,354)	(518)
Accretion expense	3,630	3,260

	46,493	41,695
Less current portion	2,900	690

	$43,593	$41,005

We have funds held in escrow that are legally restricted for certain of our asset retirement obligations. The balance of this escrow account was $1,653 at December 31, 2011 and 2010, and is included in “Other assets” in our consolidated balance sheets. We are entitled to make quarterly withdrawals from the plugging escrow account equal to one-half of the interest earnings for the period and as reimbursement for actual plugging and abandonment expenses incurred on the North Burbank Unit, provided that written documentation has been provided. The balance is not intended to reflect our total future financial obligation for the plugging and abandonment of these wells.

Stock-based compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock-based compensation

Note 7: Stock-based compensation

Phantom Stock Plan and Restricted Stock Unit Plan

Effective January 1, 2004, we implemented a Phantom Unit Plan, which was revised on December 31, 2008 as the Second Amended and Restated Phantom Stock Plan (the “Phantom Plan”), to provide deferred compensation to certain key employees (the “Participants”). Phantom stock may be awarded to Participants in total up to 2% of the fair market value of the Company. No Participant may be granted, in the aggregate, more than 5% of the maximum number of phantom shares available for award. Under the Plan, awards vest on the fifth anniversary of the award date, but may also vest on a pro-rata basis following a Participant’s termination of employment with us due to death, disability, retirement or termination by us without cause. Also, phantom stock will vest if a change of control event occurs. Phantom shares are cash-settled within 120 days of the vesting date.

Effective March 1, 2012, we implemented a Non-Officer Restricted Stock Unit Plan (the “RSU Plan”) to create incentives to motivate Participants to put forth maximum effort toward the success and growth of the Company and to enable the Company to attract and retain experienced individuals who by their position, ability and diligence are able to make important contributions to the Company’s success. The RSU Plan is intended to replace the Phantom Plan. Although the Phantom Plan remains in effect, we do not expect to make any further awards under the Phantom Plan.

Restricted stock units may be awarded to Participants in total up to 2% of the fair market value of the Company. Under the RSU Plan, awards generally vest in equal annual increments over a three-year period. RSU awards may also vest following a Participant’s termination of employment in combination with the occurrence of a change of control event, as specified in the RSU Plan. RSU awards are cash-settled, generally within 120 days of the vesting date.

A summary of our phantom stock and RSU activity during the six months ended June 30, 2012 is presented in the following table:

	Phantom Plan			RSU Plan
	Weighted average grant date fair value	Phantom shares	Vest date fair value	Weighted average grant date fair value	Restricted Stock Units
	($ per share)			($ per share)
Unvested and outstanding at January 1, 2012	$16.37	125,768		$—	—
Granted	$—	—		$17.84	151,170
Vested	$14.35	(23,188)	$384	$—	—
Forfeited	$17.32	(9,709)		$17.84	(10,160)

Unvested and outstanding at June 30, 2012	$16.78	92,871		$17.84	141,010

Based on an estimated fair value of $12.57 per phantom share and RSU as of June 30, 2012, the aggregate intrinsic value of the unvested phantom shares and RSU outstanding was $2,940.

2010 Equity Incentive Plan

We adopted the Chaparral Energy, Inc. 2010 Equity Incentive Plan (the “2010 Plan”) on April 12, 2010. The 2010 Plan reserves a total of 86,301 shares of our class A common stock for awards issued under the 2010 Plan. All of our or our affiliates’ employees, officers, directors, and consultants, as defined in the 2010 Plan, are eligible to participate in the 2010 Plan.

These awards consist of shares that are subject to service vesting conditions (the “Time Vested” awards) and shares that are subject to market and performance vesting conditions (the “Performance Vested” awards). The Time Vested awards vest in equal annual installments over the five-year vesting period but may also vest on an accelerated basis in the event of a Transaction (as defined in the 2010 Plan). The Performance Vested awards vest in the event of a Transaction that achieves certain market targets as defined in the 2010 Plan.

A summary of our restricted stock activity during the six months ended June 30, 2012 is presented in the following table:

	Time Vested			Performance Vested
	Weighted average grant date fair value	Restricted shares	Vest date fair value	Weighted average grant date fair value	Restricted shares
	($ per share)			($ per share)
Unvested and outstanding at January 1, 2012	$680.74	11,585		$298.15	53,098
Granted	$747.08	125		$394.00	278
Vested	$681.67	(2,498)	$1,866	$—	—
Forfeited	$685.50	(396)		$302.13	(1,499)

Unvested and total outstanding at June 30, 2012	$681.20	8,816		$298.55	51,877

During the six months ended June 30, 2012, we repurchased and canceled 643 vested shares for tax withholding, and we expect to repurchase approximately 1,000 restricted shares vesting during the next twelve months. Based on an estimated fair value of $563.30 per Time Vested restricted share, the aggregate intrinsic value of the unvested Time Vested restricted shares outstanding was $4,966.

Stock-based compensation cost

Compensation cost is calculated net of forfeitures, which are estimated based on our historical and expected turnover rates. If our actual forfeiture rate is materially different from our estimate, the stock-based compensation cost could be different from what we have recorded in the current period.

A portion of stock-based compensation cost associated with employees involved in our acquisition, exploration, and development activities has been capitalized as part of our oil and natural gas properties. The remaining cost is reflected in lease operating and general and administrative expenses in the consolidated statements of operations. We recognized stock-based compensation expense as follows for the periods indicated:

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
Stock-based compensation cost	$1,244	$1,362	$3,048	$3,037
Less: stock-based compensation cost capitalized	(457)	(555)	(1,110)	(1,164)

Stock-based compensation expense	$787	$807	$1,938	$1,873

Payments for stock-based compensation were $800 and $276 during the second quarters of 2012 and 2011, respectively, and were $862 and $276 during the six months ended June 30, 2012 and 2011, respectively. As of June 30, 2012 and December 31, 2011, accrued payroll and benefits payable included $2,590 and $2,359, respectively, for stock-based compensation costs expected to be settled within the next twelve months. Unrecognized compensation cost of approximately $14,232 is expected to be recognized over a weighted-average period of 3.00 years .

Note 8: Stock-based compensation

Phantom Stock Plan

Effective January 1, 2004, we implemented a Phantom Unit Plan, which was revised on December 31, 2008 as the Second Amended and Restated Phantom Stock Plan (the “Plan”), to provide deferred compensation to certain key employees (the “Participants”). Phantom stock may be awarded to Participants in total up to 2% of the fair market value of the Company. No Participant may be granted, in the aggregate, more than 5% of the maximum number of phantom shares available for award. Under the Plan, awards vest on the fifth anniversary of the award date, but may also vest on a pro-rata basis following a Participant’s termination of employment with us due to death, disability, retirement or termination by us without cause. Also, phantom stock will vest if a change of control event occurs. Phantom shares are cash-settled within 120 days of the vesting date.

The estimated fair market value of phantom stock awards is calculated based on our total asset value less total liabilities, with both assets and liabilities being adjusted to fair value in accordance with the terms of the Phantom Stock Plan. The primary adjustment required is the adjustment of oil and natural gas properties from net book value to the discounted and risk adjusted reserve value based on internal reserve reports priced on NYMEX forward strips.

A summary of our phantom stock activity during the three years ended December 31, 2011 is presented in the following table:

	Weighted average grant date fair value	Phantom shares	Vest date fair value
	($ per share)
Unvested and outstanding at January 1, 2009	$10.20	219,658
Granted	$11.89	40,601
Vested	$5.38	(80,411)	$811
Forfeited	$11.75	(4,366)

Unvested and outstanding at December 31, 2009	$12.77	175,482
Granted	$23.93	18,841
Vested	$9.17	(59,652)	1,442
Forfeited	$13.63	(7,812)

Unvested and outstanding at December 31, 2010	$16.04	126,859
Granted	$18.55	37,316
Vested	$17.91	(17,064)	309
Forfeited	$16.98	(21,343)

Unvested and outstanding at December 31, 2011	$16.37	125,768

Payments for phantom shares totaled $306, $1,445, and $809 in 2011, 2010, and 2009, respectively. Based on an estimated fair value of $16.57 per phantom share as of December 31, 2011, the aggregate intrinsic value of the unvested phantom shares outstanding was $2,084.

2010 Equity Incentive Plan

We adopted the Chaparral Energy, Inc. 2010 Equity Incentive Plan (the “2010 Plan”) on April 12, 2010. The 2010 Plan reserves a total of 86,301 shares of our class A common stock for awards issued under the 2010 Plan. All of our or our affiliates’ employees, officers, directors, and consultants, as defined in the 2010 Plan, are eligible to participate in the 2010 Plan. The awards granted under the 2010 Plan consist of shares that are subject to service vesting conditions (the “Time Vested” awards) and shares that are subject to market and Performance Vested conditions (the “Performance Vested” awards).

The Time Vested awards vest in equal annual installments over the five year vesting period. In the event of a transaction whereby CCMP receives cash upon the sale of its class E common stock (a “Transaction” as defined in the restricted stock agreements), vesting of the Time Vested awards will be accelerated with respect to the fraction obtained by dividing (x) the number of shares of common stock sold pursuant to the Transaction, by (y) the 504,276 shares of class E common stock owned by CCMP on April 12, 2010 (the “Vesting Fraction”). All other shares will remain subject to the normal vesting schedule. Since we believe the occurrence of a Transaction is probable, compensation cost is recognized over the derived service period associated with the accelerated vesting provision.

The Performance Vested awards vest in the event of a Transaction, as defined in the restricted stock agreements, whereby CCMP’s net proceeds from the Transaction yield certain target returns on investment, as shown in the following table:

Return on investment target	Shares vested
200% per share	20% of shares multiplied by the Vesting Fraction
250% per share	40% of shares multiplied by the Vesting Fraction
300% per share	60% of shares multiplied by the Vesting Fraction
350% per share	80% of shares multiplied by the Vesting Fraction
400% per share	100% of shares multiplied by the Vesting Fraction

Since we believe the occurrence of a Transaction is probable, compensation cost is recognized over the derived service period.

The estimated fair value of our common equity per share, after a 23% discount for lack of control and a 20% discount for lack of marketability, was considered to be the fair value of the Time Vested awards granted during 2011. A combined income and market valuation methodology was used to estimate the fair value of our common equity per share. The price paid by CCMP for our class E common stock on April 12, 2010, was considered to be the fair value of the Time Vested awards granted during 2010.

The Monte Carlo simulation method was used to value the Performance Vested awards. A Monte Carlo simulation allows for the analysis of a complex security through statistical measures applied to a model that is simulated thousands of times to build distributions of potential outcomes. The variables and assumptions used in this calculation were as follows:

	2011	2010
Risk free interest rate	0.29% to 3.04%	0.44% to 3.65%
Expected volatility	45%	55%
Expected life	7 years	8 years
Expected dividends	$—	$—

In 2011, our expected volatility was calculated based on the average of the historical stock price volatility and the volatility implicit in the prices of the options or other traded financial instruments of our peer group, which consisted of the following oil and gas exploration and production companies: Berry Petroleum Co., Concho Resources, Inc., Continental Resources, Inc., Denbury Resources, Inc., Encore Energy Partners, LP, Pioneer Natural Resources Co., Sandridge Energy, Inc., Venoco, Inc., and Whiting Petroleum Corp. In 2010, our expected volatility was calculated based on the average historical stock price volatility of our peer group, which consisted of the following oil and gas exploration and production companies: Berry Petroleum Co., Cabot Oil & Gas Corporation, Comstock Resources, Inc., Concho Resources, Inc., Continental Resources, Inc., Denbury Resources, Inc., Encore Energy Partners, LP, EXCO Resources, Inc., and Whiting Petroleum Corp.

Effective June 28, 2011, our board of directors modified the terms of the Time Vested awards to allow all participants in the 2010 Plan to elect, upon vesting of their Time Vested awards, to have us withhold shares having a fair market value greater than the minimum statutory withholding amounts for income and payroll taxes that would be due with respect to such vested shares. This modification changed the classification of the Time Vested awards from equity to liability awards and resulted in a reclassification from additional paid-in capital to stock-based compensation liabilities of $2,640. These awards will be remeasured to fair value at the end of each reporting period. Because the modification did not affect the fair value of the awards or the number of awards expected to vest, no incremental compensation cost was recorded as a result of the modification.

A summary of our restricted stock activity during the two years ended December 31, 2011 is presented in the following table:

	Time Vested			Performance Vested
	Weighted average grant date fair value	Restricted shares	Vest date fair value	Weighted average grant date fair value	Restricted shares
	($ per share)			($ per share)
Unvested and outstanding at January 1, 2010	$—	—		$—	—
Granted	$684.15	10,049		$295.10	41,297
Vested	$—	—		$—	—
Forfeited	$—	—		$—	—

Unvested and outstanding at December 31, 2010	$684.15	10,049		$295.10	41,297
Granted	$674.33	4,030		$307.00	13,612
Vested	$684.15	(2,010)	$1,351	$—	—
Forfeited	$684.15	(484)		$295.10	(1,811)

Unvested and outstanding at December 31, 2011	$680.74	11,585		$298.15	53,098

During the year ended December 31, 2011, we repurchased and canceled 528 vested shares, primarily for tax withholding, and we expect to repurchase approximately 1,000 restricted shares vesting during the next twelve months. Payments for Time Vested restricted shares totaled $355 in 2011. There was no payment for restricted shares in 2010. Based on an estimated fair value of $747.08 per Time Vested restricted share as of December 31, 2011, the aggregate intrinsic value of the unvested Time Vested restricted shares outstanding was $8,655.

Stock-based compensation cost

A portion of stock-based compensation cost associated with employees involved in our acquisition, exploration, and development activities has been capitalized as part of our oil and natural gas properties. The remaining cost is reflected in lease operating and general and administrative expenses in the consolidated statements of operations. We recognized stock-based compensation expense as follows for the years ended December 31:

	2011	2010	2009
Stock-based compensation cost	$6,042	$3,980	$1,715
Less: stock-based compensation cost capitalized	(2,295)	(1,380)	(570)

Stock-based compensation expense	$3,747	$2,600	$1,145

Recognized tax benefit associated with stock-based compensation	$1,547	$1,076	$427

As of December 31, 2011 and 2010, accrued payroll and benefits payable included $2,359 and $321, respectively, for stock-based compensation costs expected to be settled within the next twelve months. Unrecognized stock-based compensation cost of approximately $17,221 is expected to be recognized over a weighted-average period of 3.3 years.

Stockholders' equity	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stockholders' equity

Note 8: Common stock

The following is a summary of the changes in our common shares outstanding during the six months ended June 30, 2012:

	Common Stock
	Class A	Class B	Class C	Class D	Class E	Class F	Class G	Total
Shares outstanding at January 1, 2012	66,165	357,882	209,882	279,999	504,276	1	3	1,418,208
Restricted stock issuances	403	—	—	—	—	—	—	403
Restricted stock used for tax withholding	(643)	—	—	—	—	—	—	(643)
Restricted stock forfeitures	(1,895)	—	—	—	—	—	—	(1,895)

Shares outstanding at June 30, 2012	64,030	357,882	209,882	279,999	504,276	1	3	1,416,073

Note 9: Stockholders’ equity

On March 23, 2010, we entered into a Stock Purchase Agreement with CCMP, pursuant to which CCMP would purchase and we would sell 475,042 shares of our class E common stock, par value $0.01 per share, and one share of class F common stock, par value $0.01 per share, for a purchase price of $325,000. Fees and other expenses of the transaction were $11,769. The closing date of the Stock Purchase Agreement (the “Closing Date”) was April 12, 2010.

In connection with the execution of the Stock Purchase Agreement, on April 12, 2010, two of the three principal stockholders of the Company, Fischer Investments, L.L.C. (“Fischer”) and Altoma Energy GP (“Altoma”), each executed a stock purchase agreement with CCMP pursuant to which CCMP purchased from such stockholder 14,617 shares of Company common stock for a purchase price of $10,000.

Amended and Restated Certificate of Incorporation and Amended Bylaws

In connection with the execution of the Stock Purchase Agreement, we filed the Amended and Restated Certificate of Incorporation with the Delaware Secretary of State on April 12, 2010. The Amended and Restated Certificate of Incorporation creates seven classes of $0.01 par value per share common stock, classes A through G, with the rights and preferences summarized below. The class A common stock carries standard voting, dividend and liquidation rights. The class B, C and D common stock was issued to our existing stockholders, with a separate class issued to each stockholder. The class E and class F common stock was issued to CCMP. One share of class G common stock was issued to each of our existing stockholders. All shares of class B through G common stock will automatically convert to class A common stock upon consummation of an initial public offering of shares of class A common stock resulting in proceeds to us of at least $250,000, which is underwritten on a firm commitment basis by a nationally recognized investment banking firm, and which results in the initial listing or quotation of the class A common stock on any national securities exchange (a “Qualified IPO”).

Holders of class B, C and D common stock have the right, in aggregate, to designate three of our five directors. Holders of class E common stock have the right to designate the remaining two directors. Holders of each of the class B, C, D, and E common stock have designated their respective directors. All of the initial designees of the class B, C, D and E common stock were approved by the existing board of directors prior to being empanelled.

The class B, E, F and G common stock carry the following additional voting and consent rights:

•

So long as the class B holders own 80% or more of the common stock they owned as of the Closing Date, and without such holder’s prior consent, we may neither initiate nor consummate a sale of the Company, whether in the form of a stock sale, asset sale, merger or any other form whatsoever (a “Company Sale”), or a liquidation or dissolution of the Company, on or prior to the sixth anniversary of the Closing Date.

•

In certain circumstances, we are prohibited from incurring debt, consummating sales or acquisitions of assets, taking certain operational actions or engaging in other specified transactions without the prior consent of the holders of the class E common stock.

•

Upon the triggering of a Company Sale or a Demand IPO (each as summarized below) by holders of class E common stock, the voting and other rights related to the class F common stock will permit holders of class E common stock to cause any actions necessary to be taken by our board of directors or stockholders to consummate such Company Sale or Demand IPO.

•

Upon the triggering of a Demand IPO by a majority in interest of our existing stockholders, the voting and other rights related to the class G common stock will permit the majority of the holders of class G common stock to cause any actions necessary to be taken by the Company’s board of directors or stockholders to consummate such Demand IPO.

The rights and preferences of a holder of class B, C, D, E, F and G common stock terminate on the earlier of (x) the closing date of a Qualified IPO or (y) the date that such holder and its permitted transferees cease to beneficially own 5% or more of our fully-diluted common stock.

Our bylaws have been amended to conform to the provisions of the Amended and Restated Certificate of Incorporation.

Stockholders Agreement

In connection with the closing of the Stock Purchase Agreement, the Company, CCMP and our existing stockholders executed the Stockholders Agreement on April 12, 2010. The Stockholders Agreement provides for certain general rights and restrictions, including board observer rights, informational rights, general restrictions on transfer of common stock, tag-along rights, preemptive rights, registration rights following a Qualified IPO and, subject to certain limited exceptions, prohibitions on the sale or acquisition of our common stock that would result in a change of control, as such term is defined under the indentures for our Senior Notes.

The Stockholders Agreement also provides for the following stockholder-specific rights or restrictions:

•

Prior to a Qualified IPO, Altoma will not vote for the approval of (i) any merger, consolidation, conversion or a Demand IPO, (ii) certain amendments to our organizational documents, (iii) the sale of all or substantially all of our assets, or (iv) a termination of the business of or liquidation or dissolution of the Company, unless Fischer votes for such approval.

•	Other than pursuant to the exercise of preemptive rights, CHK may not acquire more than 25% of our outstanding common stock.

•

CCMP may sell up to 20% of its common stock owned on the Closing Date without restriction. Prior to a Qualified IPO and except in limited circumstances, CCMP is restricted from making further sales before the fourth anniversary of the Closing Date, and any sales thereafter (but before a Qualified IPO) will be subject to certain rights of first offer provisions set forth in the Stockholders Agreement (the “ROFO provisions”).

•

Fischer may sell up to 20% of its common stock owned immediately prior to the Closing Date subject to certain restrictions. Prior to a Qualified IPO and except in limited circumstances, Fischer is restricted from making further sales before the fourth anniversary of the Closing Date, and any sales thereafter (but before a Qualified IPO) will be subject to the ROFO provisions.

•

Prior to a Qualified IPO and except in limited circumstances, CHK is restricted from selling its common stock before the 30 month anniversary of the Closing Date, and any sales thereafter (but before a Qualified IPO) will be subject to the ROFO provisions.

•

If our common stock is not listed on a national securities exchange after August 15, 2011, Altoma may request to transfer its shares pursuant to a demand registration, but only after Altoma first offers such shares to the Company, and then to CHK, Fischer and CCMP in accordance with the procedures set forth in the Stockholders Agreement.

•

At any time after the 18 month anniversary of the Closing Date, either (i) CCMP or (ii ) a majority in interest of our existing stockholders may demand that we engage in a Qualified IPO (a “Demand IPO”), if (a) the price per share to be received by the Company or such party or parties, as the case may be, in such Demand IPO is at least 1.75 times the price per share paid by CCMP for our common stock pursuant to the Stock Purchase Agreement and (b) certain other conditions are met.

•	At any time after the four year anniversary of the Closing Date, CCMP may demand a Demand IPO.

•

At any time after the sixth anniversary of the Closing Date, and so long as a Qualified IPO has not yet occurred, CCMP may demand a Company Sale, subject to a right of first offer to purchase the Company provided to Fischer.

With the exception of registration rights, the rights and preferences of a stockholder under the Stockholders Agreement will generally terminate on the earlier of (x) the closing date of a Qualified IPO or (y) the date that such holder and its permitted transferees cease to beneficially own 5% or more of our fully-diluted common stock.

Summary of changes in common stock

The following is a summary of the changes in our common shares outstanding during the years ended December 31, 2011 and 2010:

	Common Stock
	Class A	Class B	Class C	Class D	Class E	Class F	Class G	Shares outstanding on April 11, 2010	Total
Shares issued at January 1, 2010	—	—	—	—	—	—	—	877,000	877,000
Change in classification	—	357,882	209,882	279,999	29,234	—	3	(877,000)	—
Common stock issuance for cash	—	—	—	—	475,042	1	—	—	475,043
Restricted stock issuances	51,346	—	—	—	—	—	—	—	51,346

Shares issued at December 31, 2010	51,346	357,882	209,882	279,999	504,276	1	3	—	1,403,389
Restricted stock issuances	17,642	—	—	—	—	—	—	—	17,642
Restricted stock forfeitures	(2,295)	—	—	—	—	—	—	—	(2,295)
Restricted stock repurchased	(528)	—	—	—	—	—	—	—	(528)

Shares issued at December 31, 2011	66,165	357,882	209,882	279,999	504,276	1	3	—	1,418,208

There were no changes in our common shares outstanding during the year ended December 31, 2009.

Related party transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related party transactions

Note 9: Related party transactions

Chesapeake Holdings Corporation, an indirect wholly owned subsidiary of Chesapeake Energy Corporation (“Chesapeake”), owns approximately 20% of our outstanding common stock. We participate in ownership of properties operated by Chesapeake, and we received revenues and incurred joint interest billings on these properties as follows:

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
Revenues	$824	$1,185	$1,769	$2,462
Joint interest billings	$(2,995)	$(278)	$(3,467)	$(536)

In addition, Chesapeake participates in ownership of properties operated by us, and we paid revenues and recorded joint interest billings to Chesapeake on these properties as follows:

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
Revenues	$(836)	$(958)	$(1,459)	$(1,419)
Joint interest billings	$3,107	$1,293	$4,644	$3,059

Amounts receivable from and payable to Chesapeake at June 30, 2012 and December 31, 2011 were as follows:

	June 30, 2012	December 31, 2011
Amounts receivable from Chesapeake	$1,353	$223
Amounts payable to Chesapeake	$339	$207

Note 10: Related party transactions

Transactions with Chesapeake Energy Corporation

Chesapeake Holdings Corporation, an indirect wholly owned subsidiary of Chesapeake Energy Corporation (“Chesapeake”), owns approximately 20% of our outstanding common stock. We participate in ownership of properties operated by Chesapeake, and we received revenues and incurred joint interest billings on these properties as follows:

	Year ended December 31,
	2011	2010	2009
Revenues	$5,028	$6,395	$5,223
Joint interest billings	$(1,764)	$(5,111)	$(3,280)

In addition, Chesapeake participates in ownership of properties operated by us, and we paid revenues and recorded joint interest billings to Chesapeake on these properties as follows:

	Year ended December 31,
	2011	2010	2009
Revenues	$(2,834)	$(1,553)	$(1,454)
Joint interest billings	$4,056	$1,765	$2,728

Amounts receivable from and payable to Chesapeake were as follows:

	As of December 31,
	2011	2010
Receivable from Chesapeake	$223	$718
Payable to Chesapeake	$207	$120

Chesapeake has disclosed its intention to sell all of its equity interest in us. The sale by Chesapeake will be subject to the terms and conditions of the Stockholders Agreement described above, including the restrictions on its ability to sell its equity interest.

Transactions with CCMP

On April 12, 2010, we closed the sale of an aggregate of 475,043 shares of our common stock to CCMP, and as a result of this transaction, CCMP owns approximately 36% of our total outstanding common stock. Fees and other expenses associated with the sale were $11,769, which includes $5,000 paid to CCMP for its expenses in connection with the transaction. See Note 9 for additional information regarding the sale of stock to CCMP.

Commitments and contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and contingencies

Note 10: Commitments and contingencies

Standby letters of credit (“Letters”) available under our senior secured revolving credit facility are used in lieu of surety bonds with various organizations for liabilities relating to the operation of oil and natural gas properties. We had various Letters outstanding totaling $2,920 as of June 30, 2012 and December 31, 2011. Interest on each Letter accrues at the lender’s prime rate plus applicable margin for all amounts paid by the lenders under the Letters. No amounts were paid by the lenders under the Letters, therefore we paid no interest on the Letters during the six months ended June 30, 2012 or 2011.

Naylor Farms, Inc. v. Chaparral Energy, L.L.C.

On June 7, 2011, Naylor Farms, Inc. (the “Plaintiff”), filed a complaint against us, alleging claims on behalf of itself and non-governmental royalty interest owners in oil and natural gas wells we operate in Oklahoma. The Plaintiff asserts class claims seeking recovery for underpayment of royalties, alleging damages in excess of $5,000. The Plaintiff also requests allowable interest, punitive damages, cancellation of leases, other equitable relief, and an award of attorney fees and costs. We have denied the allegations and are aggressively defending the case. The case is in the initial stages of discovery and has not yet been set for trial. As such, we are not yet able to estimate what impact, if any, the action will have on our financial condition, results of operations, or cash flows.

In our opinion, there are no other material pending legal proceedings to which we are a party or of which any of our property is the subject. However, due to the nature of our business, certain legal or administrative proceedings may arise from time to time in the ordinary course of business. While the outcome of these legal matters cannot be predicted with certainty, we do not expect them to have a material adverse effect on our financial condition, results of operations or cash flows.

Note 14: Commitments and contingencies

Standby letters of credit (“Letters”) available under our senior secured revolving credit facility are used in lieu of surety bonds with various organizations for liabilities relating to the operation of oil and natural gas properties. We had various Letters outstanding totaling $2,920 and $920 as of December 31, 2011 and 2010, respectively. Interest on each Letter accrues at the lender’s prime rate for all amounts paid by the lenders under the Letters. No amounts were paid by the lenders under the Letters, therefore we paid no interest on the Letters during the years ended December 31, 2011, 2010, or 2009.

We have a long-term contract to purchase CO2 manufactured at an existing ethanol plant. As of December 31, 2011, we were purchasing approximately 10 MMcf/d of CO2 under this contract, and we expect to purchase an average of approximately 14 MMcf/d over the fifteen-year contract term, which began on May 1, 2009. Purchases under this contract were $481, $305, and $62 during 2011, 2010, and 2009, respectively. Pricing is fixed for the remainder of the contract and the contract has renewal language.

We have rights under two additional contracts under which we purchase CO2 that is restricted for use only in EOR projects. Under one of these contracts, as of December 31, 2011, we were purchasing an average of approximately 18 MMcf/d and expect our purchases to remain at that level over the remaining contract term, which expires in February 2021. Purchases under this contract were $1,465, $961, and $600 during 2011, 2010, and 2009, respectively. Under the second of these contracts, we as unit operator have nominated to purchase 10 MMcf/d of CO2 through 2013, and as of December 31, 2011, we are purchasing approximately 6 MMcf/d of CO2 under this contract. Purchases under this contract, which include transportation charges, were $3,065, $1,310, and $3,248 during 2011, 2010, and 2009, respectively. The contract expires in 2016. We may terminate or permanently reduce our purchase rate under this contract at the end of any calendar year with 13 months notice. Pricing under both of these contracts is dependent on certain variable factors, including the price of oil.

On March 24, 2011, we signed a long-term contract to purchase up to 100% of CO2 emissions from an existing nitrogen fertilizer plant that produces approximately 44 MMcf/d of CO2. We intend to use these CO2 volumes for injection into our North Burbank Unit. The initial term of the contract is 20 years from commencement of operations of the compression facilities and pipeline, and the contract has renewal language. Pricing under the contract is fixed for the first five contract years and variable thereafter. The contract will terminate automatically unless we begin construction of compression facilities by April 2012 or ten business days following receipt of the final construction permit required for the compression facility, whichever is later. Beginning no later than July 2013, and assuming the fertilizer plant produces and delivers a specified quality of CO2, we will be obligated to purchase an average of approximately 32 MMcf/d over the first ten contract years or pay for any deficiencies at the price in effect when the minimum delivery was to have occurred. After the first ten contract years, we may permanently reduce up to 100% of our purchase rate under this contract with six months notice.

Based on current prices, our estimated minimum purchase obligations under our CO2 contracts are as follows:

2012	$6,024
2013	6,437
2014	1,074
2015	1,289
2016	1,289
2017 and thereafter	23,939

$40,052

We have entered into operating lease agreements for the use of office space and equipment. We also rent equipment used on our oil and natural gas properties. Rent expense for the years ended December 31, 2011, 2010, and 2009 was $6,715, $4,647, and $5,279, respectively. We have leases relating to office space and equipment that have terms of up to five years. As of December 31, 2011, total remaining payments associated with these operating leases were $349.

We have entered into change of control severance agreements under which our officers are entitled to receive certain severance benefits. The severance payment will be paid in equal monthly installments over a period of months as calculated under the terms of the agreement and will be equal to a set multiplier times the sum of (A) the officer’s base salary as in effect immediately prior to his or her termination date, plus (B) the officer’s bonus for the full year in which the termination date occurred.

Effective April 15, 2009, we settled a lawsuit against John Milton Graves Trust u/t/a 6/11/2004, et al (the “Sellers”). Pursuant to the settlement agreement, the Sellers paid us $7,100 and we retained $387 contained in an escrow account, which amount settled all claims related to the litigation. In addition, the parties issued mutual releases, dismissed with prejudice the pending litigation and the claims made therein, and the Sellers will take action to clear the title to certain properties purchased by us in the Calumet acquisition. As a result of the settlement, a $14,406 receivable and a $4,378 payable related to the litigation were eliminated, the escrow cash account was reclassified to operating cash, and we recorded a charge to expense of $2,928 during the year ended December 31, 2009.

Naylor Farms, Inc. v. Chaparral Energy, L.L.C.

On June 7, 2011, Naylor Farms, Inc. (the “Plaintiff”), filed a complaint against us, alleging claims on behalf of itself and non-governmental royalty interest owners in oil and natural gas wells we operate in Oklahoma. The Plaintiff asserts class claims seeking recovery for underpayment of royalties, alleging damages in excess of $5,000. The Plaintiff also requests allowable interest, punitive damages, cancellation of leases, other equitable relief, and an award of attorney fees and costs. We have denied the allegations and are aggressively defending the case. The case is in the initial stages of discovery and has not yet been set for trial. As such, we are not yet able to estimate what impact, if any, the action will have on our financial condition, results of operations, or cash flows.

In our opinion, there are no other material pending legal proceedings to which we are a party or of which any of our property is the subject. However, due to the nature of our business, certain legal or administrative proceedings may arise from time to time in the ordinary course of business. While the outcome of these legal matters cannot be predicted with certainty, we do not expect them to have a material adverse effect on our financial condition, results of operations or cash flows.

Divestiture of non-core properties	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Divestiture of non-core properties

Note 11: Divestiture of non-core properties

During the second quarter of 2012, we sold certain mature oil and natural gas properties located in our Velma Area in southern Oklahoma for a cash price of $37,000 subject to post-closing adjustments. In accordance with the full cost method of accounting, we reduced our full cost pool by the amount of the net proceeds and did not record a gain or loss on the sale.

Note 13: Divestitures

On November 7, 2011, we sold substantially all the remaining assets of GCS for a cash price of $4,433. We recorded a gain on the sale of $2,630, which is included in “Other income” on the consolidated statement of operations.

On November 28, 2011, we sold certain non-strategic oil and natural gas properties located in our Rocky Mountains area to Charger Resources, LLC for a cash price of approximately $33,100. In accordance with the full cost method of accounting, we reduced our full cost pool by the amount of the net proceeds and did not record a gain or loss on the sale.

Property and equipment	12 Months Ended
Dec. 31, 2011
Property and equipment

Note 3: Property and equipment

Major classes of property and equipment consist of the following at December 31:

	0000000	0000000
	2011	2010
Furniture and fixtures	$2,115	$2,056
Automobiles and trucks	12,966	13,593
Machinery and equipment	59,190	54,686
Office and computer equipment	8,823	8,259
Building and improvements	22,758	21,978

	105,852	100,572
Less accumulated depreciation and amortization	45,500	39,904

	60,352	60,668
Land	5,359	5,346

	$65,711	$66,014

Property and equipment leased under capital leases, which are included in the above amounts, consist of the following at December 31:

	0000000	0000000
	2011	2010
Office and computer equipment	$1,926	$1,926
Machinery and equipment	642	642

	2,568	2,568
Less accumulated depreciation and amortization	2,175	2,093

	$393	$475

Derivative activities and fair value measurements	12 Months Ended
Dec. 31, 2011
Derivative activities and fair value measurements

Note 5: Derivative activities and fair value measurements

Overview

Our results of operations, financial condition and capital resources are highly dependent upon the prevailing market prices of, and demand for, oil and natural gas. These commodity prices are subject to wide fluctuations and market uncertainties. To mitigate a portion of this exposure, we enter into commodity price swaps, costless collars, and basis protection swaps. See Note 1 for additional information regarding our accounting policies for derivative transactions and fair value measurements.

For commodity price swaps, we receive a fixed price for the hedged commodity and pay a floating market price to the counterparty. The fixed-price payment and the floating-price payment are netted, resulting in a net amount due to or from the counterparty.

Collars contain a fixed floor price (put) and ceiling price (call). If the market price exceeds the call strike price or falls below the put strike price, we receive the fixed price and pay the market price. If the market price is between the call and the put strike price, no payments are due from either party. A three-way collar contract consists of a standard collar contract plus a put option contract sold by us with a price below the floor price of the collar. This additional put option requires us to make a payment to the counterparty if the market price is below the additional put option price. If the market price is greater than the additional put option price, the result is the same as it would have been with a standard collar contract only. By combining the collar contract with the additional put option, we are entitled to a net payment equal to the difference between the floor price of the standard collar and the additional put option price if the market price falls below the additional put option price. This strategy enables us to increase the floor and the ceiling price of the collar beyond the range of a traditional costless collar while defraying the associated cost with the sale of the additional put option.

We use basis protection swaps to reduce basis risk. Basis is the difference between the physical commodity being hedged and the price of the futures contract used for hedging. Basis risk is the risk that an adverse change in the futures market will not be completely offset by an equal and opposite change in the cash price of the commodity being hedged. Basis risk exists in natural gas primarily due to the geographic price differentials between cash market locations and futures contract delivery locations. Natural gas basis protection swaps are arrangements that guarantee a price differential for natural gas from a specified pricing point. We receive a payment from the counterparty if the price differential is greater than the stated terms of the contract and pay the counterparty if the price differential is less than the stated terms of the contract.

In December 2011, we amended our senior secured revolving credit facility to provide greater flexibility when hedging our anticipated production. The terms of the amendment allow us to protect a portion of our natural gas liquids production from price volatility using crude oil derivatives. Our outstanding derivative instruments as of December 31, 2011 are summarized below:

	Oil derivatives
	Swaps		Three-way collars
	Volume MBbls	Weighted average fixed price per Bbl	Volume MBbls	Weighted average fixed price per Bbl
				Additional put option	Put	Call
2012	1,983	$94.08	1,528	$71.47	$93.92	$108.57
2013	540	102.45	1,800	75.00	97.60	118.80

	2,523		3,328

	Natural gas swaps		Natural gas basis protection swaps
	Volume BBtu	Weighted average fixed price per Btu	Volume BBtu	Weighted average fixed price per Btu
2012	12,000	$5.06	8,400	$0.30
2013	7,200	5.24	—	—

	19,200		8,400

Discontinuance of cash flow hedge accounting

Effective April 1, 2010, we elected to de-designate all of our commodity derivative contracts that had previously been designated as cash flow hedges and to discontinue hedge accounting prospectively. As a result, all gains and losses from changes in the fair value of our derivative contracts subsequent to March 31, 2010 are recognized immediately in “Non-hedge derivative gains” in the consolidated statements of operations. This can have a significant impact on our results of operations due to the volatility of the underlying commodity prices. Prior to March 31, 2010, a portion of the change in fair value was deferred through other comprehensive income. As of December 31, 2011, AOCI consists of deferred net gains of $83,880 ($51,846 net of tax) that will be recognized as gains from oil and natural gas hedging activities through December 2013 as the hedged production is sold. We expect to reclassify deferred net gains of $46,746 ($28,730 net of tax) from AOCI to income during the next 12 months.

Derivative activities

Gains and losses associated with cash flow hedges are summarized below.

	Year ended December 31,
	2011	2010	2009
Amount of loss recognized in AOCI (effective portion)
Oil swaps	$—	$(1,034)	$(84,284)
Income taxes	—	386	32,601

	$—	$(648)	$(51,683)

Amount of gain (loss) reclassified from AOCI in income (effective portion)(1)
Oil swaps	$(27,452)	$(30,243)	$13,289
Natural gas swaps	—	1,510	7,638
Income taxes	10,580	10,729	(8,095)

	$(16,872)	$(18,004)	$12,832

Loss on oil swaps recognized in income (ineffective portion)(1)	$—	$(660)	$(1,524)

(1)	Included in “Gain (loss) from oil and natural gas hedging activities” in our consolidated statements of operations.

“Gain (loss) from oil and natural gas hedging activities,” which is a component of total revenues in the consolidated statements of operations, is comprised of the following:

	Year ended December 31,
	2011	2010	2009
Oil hedges
Reclassification adjustment for hedge gains (losses) included in net income	$(27,452)	$(30,243)	$13,289
Loss on ineffective portion of derivatives qualifying for hedge accounting	—	(660)	(1,524)
Natural gas hedges
Reclassification adjustment for hedge gains included in net income	—	1,510	7,638

	$(27,452)	$(29,393)	$19,403

During 2010, we received proceeds of $7,097 on the early settlement of certain oil and natural gas derivative contracts with original settlement dates from April 2010 through December 2012. During 2009, we early settled natural gas swaps with original settlement dates from May through October of 2009 and oil swaps and collars with original settlement dates from January 2012 through December 2013 for total net proceeds of $111,874. The proceeds from early settlement are recorded as a component of “Non-hedge derivative gains” in the consolidated statements of operations.

“Non-hedge derivative gains” in the consolidated statements of operations are comprised of the following:

	Year ended December 31,
	2011	2010	2009
Change in fair value of commodity price swaps	$50,004	$8,610	$(79,480)
Change in fair value of costless collars	3,540	(24,846)	(53,044)
Change in fair value of natural gas basis differential contracts	4,355	9,341	(16,582)
Receipts from (payments on) settlement of commodity price swaps	(16,801)	27,332	116,445
Receipts from settlement of costless collars	1,250	28,268	49,019
Payments on settlement of natural gas basis differential contracts	(7,940)	(10,110)	(5,189)

	$34,408	$38,595	$11,169

Fair value of derivative instruments

All derivative financial instruments are recorded on the balance sheet at fair value. We estimate the fair value of our derivative instruments using a combined income and market valuation methodology. Future cash flows from the derivatives are estimated based on the difference between the fixed contract price and the underlying published forward market price, and are discounted at the LIBOR swap rate. The fair value of collars is determined using an option pricing model which takes into account market volatility as well as the inputs described above. All derivative instruments are discounted further using a rate that incorporates our nonperformance risk for derivative liabilities and our counterparties’ nonperformance risk for derivative assets. As of December 31, 2011 and 2010, the rate reflecting our nonperformance risk was 1.75% and 2.50%, respectively, and the weighted-average rate reflecting our counterparties’ nonperformance risk was approximately 3.38% and 2.14%, respectively.

The estimated fair values of derivative instruments are provided below. The carrying amounts of these instruments are equal to the estimated fair values.

	As of December 31, 2011			As of December 31, 2010
	Assets	Liabilities	Net value	Assets	Liabilities	Net value
Derivatives not designated as hedging instruments:
Natural gas swaps	$30,124	$—	$30,124	$32,538	$(130)	$32,408
Oil swaps	3,832	(9,744)	(5,912)	21	(58,221)	(58,200)
Oil collars	6,296	(1,247)	5,049	1,509	—	1,509
Natural gas basis differential swaps	—	(1,268)	(1,268)	220	(5,843)	(5,623)

Total derivative instruments	40,252	(12,259)	27,993	34,288	(64,194)	(29,906)
Less:
Netting adjustments (1)	10,627	(10,627)	—	32,859	(32,859)	—
Current portion asset (liability)	12,840	(1,505)	11,335	1,429	(28,853)	(27,424)

	$16,785	$(127)	$16,658	$—	$(2,482)	$(2,482)

(1)	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty.

Derivative settlements outstanding were as follows at December 31:

	2011	2010
Derivative settlements receivable included in accounts receivable	$449	$3,431
Derivative settlements payable included in accounts payable and accrued liabilities	$5,042	$785

We have no Level 1 assets or liabilities as of December 31, 2011 or 2010. Our derivative contracts classified as Level 2 are valued using NYMEX forward commodity price curves and quotations provided by price index developers such as Platts. In certain less liquid markets, forward prices are not as readily available. In these circumstances, commodity swaps are valued using internally developed methodologies that consider historical relationships among various commodities that result in management’s best estimate of fair value. These contracts are classified as Level 3. Due to unavailability of observable volatility data input, the fair value measurement of all our collars has been categorized as Level 3.

The fair value hierarchy for our financial assets and liabilities is shown by the following table:

	As of December 31, 2011			As of December 31, 2010
	Derivative assets	Derivative liabilities	Net assets (liabilities)	Derivative assets	Derivative liabilities	Net assets (liabilities)
Significant other observable inputs (Level 2)	$33,956	$(11,012)	$22,944	$32,779	$(64,194)	$(31,415)
Significant unobservable inputs (Level 3)	6,296	(1,247)	5,049	1,509	—	1,509
Netting adjustments (1)	(10,627)	10,627	—	(32,859)	32,859	—

	$29,625	$(1,632)	$27,993	$1,429	$(31,335)	$(29,906)

(1)	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty.

Changes in the fair value of net commodity derivatives classified as Level 3 in the fair value hierarchy at December 31 were:

	For the year ended December 31,
Net derivative assets	2011	2010
Beginning balance	$1,509	$26,355
Realized and unrealized gains included in “Non-hedge derivative gains”	4,790	3,422
Settlements received	(1,250)	(28,268)

Ending balance	$5,049	$1,509

Gains (losses) relating to assets still held at the reporting date included in “Non-hedge derivative gains” for the period	$5,049	$(775)

Fair value of other financial instruments

The carrying values of items comprising current assets and current liabilities approximate fair values due to the short-term maturities of these instruments. The carrying value for long-term debt at December 31, 2011 and 2010 approximates fair value because the rates are comparable to those at which we could currently borrow under similar terms. The carrying value and estimated market value of our Senior Notes at December 31, 2011 and 2010 were as follows:

	December 31, 2011		December 31, 2010
	Carrying value	Estimated fair value	Carrying value	Estimated fair value
8.5% Senior Notes due 2015	$—	$—	$325,000	$332,313
8.875% Senior Notes due 2017	323,342	326,625	323,099	329,875
9.875% Senior Notes due 2020	293,559	322,500	293,135	315,000
8.25% Senior Notes due 2021	400,000	402,400	—	—

	$1,016,901	$1,051,525	$941,234	$977,188

Fair value amounts have been estimated based on quoted market prices. The use of different market assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

Concentrations of credit risk

Financial instruments which potentially subject us to concentrations of credit risk consist principally of derivative instruments and accounts receivable. Derivative instruments are exposed to credit risk from counterparties. We do not require collateral or other security to support the derivative instruments subject to credit risk, however, our derivative contracts have been executed with the institutions that are affiliates of our lenders, and we believe the credit risks associated with all of these institutions are acceptable. At December 31, 2011, we had significant commodity derivative net asset balances outstanding with the following counterparties:

Counterparty	Percentage of future hedged production
JP Morgan Chase Bank, N.A.	38%
Societe Generale	29%
Crédit Agricole CIB	14%
Other	7%

88%

We did not post collateral under any of our derivative contracts as they are secured under our senior secured revolving credit facility. As of December 31, 2011, we had no balance outstanding under our senior secured revolving credit facility. Payment on our derivative contracts would be accelerated in the event of a default on our revolving credit facility. The aggregate fair value of our derivative liabilities was $12,259 at December 31, 2011.

Accounts receivable are primarily from purchasers of oil and natural gas products, and exploration and production companies who own interests in properties we operate. The industry concentration has the potential to impact our overall exposure to credit risk, either positively or negatively, in that customers may be similarly affected by changes in economic, industry or other conditions.

Sales of oil and natural gas to three purchasers accounted for 15.1%, 13.6% and 10.4% of total oil and natural gas revenues, excluding the effects of hedging activities, during the year ended December 31, 2011. Sales of oil and natural gas to one purchaser accounted for 20.3% and 26.4% of total oil and natural gas revenues, excluding the effects of hedging activities, during the years ended December 31, 2010, and 2009, respectively. If we were to lose a purchaser, we believe we could replace it with a substitute purchaser.

Income taxes	12 Months Ended
Dec. 31, 2011
Income taxes

Note 7: Income taxes

Income tax expense (benefit) consists of the following for the years ended December 31:

	2011	2010	2009
Current tax expense (benefit)
Federal tax benefit	$(21)	$(16)	$(22)
State tax expense (benefit)	200	95	(1)

Current tax expense (benefit)	179	79	(23)
Deferred tax expense (benefit)
Federal tax expense (benefit)	27,290	19,712	(77,260)
State tax expense (benefit)	8,455	4,012	(12,494)

Deferred tax expense (benefit)	35,745	23,724	(89,754)

	$35,924	$23,803	$(89,777)

Income tax expense (benefit) differed from amounts computed by applying the U.S. Federal income tax rate as follows for the years ended December 31:

	00000	00000	00000
	2011	2010	2009
Statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	3.6%	5.5%	3.6%
Statutory depletion	(0.5)%	(0.7)%	(0.5)%
Valuation allowance	7.3%	—%	—%
Other	0.7%	1.6%	(0.8)%

Effective tax rate	46.1%	41.4%	37.3%

Components of the deferred tax assets and liabilities are as follows at December 31:

	2011	2010
Deferred tax assets related to
Asset retirement obligations	$7,386	$6,238
Accrued expenses, allowance and other	9,755	3,266
Net operating loss carryforwards
Federal	142,920	122,791
State	13,097	10,174
Statutory depletion carryforwards	2,107	2,003
Alternative minimum tax credit carryforwards	308	308

	175,573	144,780
Less valuation allowance	(11,858)	(4,864)

Deferred tax asset	163,715	139,916
Deferred tax liabilities related to
Derivative instruments	(52,698)	(31,462)
Property and equipment	(125,737)	(77,288)
Inventories	(1,458)	(1,018)

Deferred tax liability	(179,893)	(109,768)

Net deferred tax asset (liability)	(16,178)	30,148
Less net current deferred tax asset (liability)	(23,704)	9,531

Long-term deferred tax asset	$7,526	$20,617

Approximately $(28,699) and $9,414 of the current deferred tax asset (liability) at December 31, 2011 and 2010, respectively, relates to our short-term derivative instruments. Additionally, approximately $1,015 and $241 of the current deferred tax asset (liability) relates to asset retirement obligations at December 31, 2011 and 2010, respectively. At December 31, 2011 and 2010, taxes receivable of $56 and $21, respectively, are included in accounts receivable.

We have federal net operating loss carryforwards of approximately $408,000 at December 31, 2011, significant portions of which will begin to expire in 2018 if unused. At December 31, 2011, we have state net operating loss carryforwards of approximately $330,000, which will begin to expire in 2012. In addition, at December 31, 2011 we had tax percentage depletion carryforwards of approximately $6,000, which are not subject to expiration.

At December 31, 2011, approximately $305,000 of the state net operating loss carryforwards have been reduced by a valuation allowance based on our assessment that it is more likely than not that a portion will not be realized. The increase in the valuation allowance of $6,994 during the year ended December 31, 2011 relates to adjustments to our estimated state net operating loss carryforwards and to our expected realization of such carryforwards.

Realization of our deferred tax assets is dependent upon generating sufficient future taxable income. Although realization is not assured, we believe it is more likely than not that our deferred tax assets will be realized. The amount of our deferred tax assets considered realizable, however, could be reduced in the near-term if estimates of future taxable income are reduced.

Retirement benefits	12 Months Ended
Dec. 31, 2011
Retirement benefits

Note 11: Retirement benefits

We provide a 401(k) retirement plan for all employees, and we match employee contributions 100%, up to 6% of each employee’s gross wages. At December 31, 2011, 2010, and 2009, there were 625, 595, and 563 employees, respectively, participating in the plan. Our contribution expense was $2,390, $2,360, and $1,865 for the years ended December 31, 2011, 2010 and 2009, respectively.

Discontinued operations	12 Months Ended
Dec. 31, 2011
Discontinued operations

Note 12: Discontinued operations

Discontinued operations consist of third-party revenue and operating expenses of the ESP and Chemicals divisions of GCS. Revenues were generated through the sale of oilfield supplies, chemicals, downhole submersible pumps and related services to oil and natural gas operators primarily in Oklahoma, Texas, and Wyoming. Operating expenses consisted of costs of sales related to product sales and general and administrative expenses.

In the second quarter of 2009, we committed to a plan to sell the assets of these divisions, and on June 8, 2009, we sold the assets of the ESP division of GCS to Global Oilfield Services, Inc. (“Global”) for a cash price of approximately $24,650 after working capital adjustments as provided in the agreement. We paid off notes payable attributed to certain assets sold to Global in the amount of $1,605, and recorded a pre-tax gain associated with the sale of $9,081.

On December 11, 2009, we entered into an agreement with Reef Services, LLC (“Reef”) under which we exchanged the assets of the Chemicals division of GCS for the assets of the Reef Acid Division and cash of $696. The assets received consist primarily of acid trucks and related equipment and have an estimated fair value of approximately $2,950. This transaction is considered a non-monetary exchange accounted for at fair value. We paid off notes payable attributed to certain assets sold to Reef in the amount of $253, and recorded a pre-tax gain associated with the exchange of $1,368.

The operating results of these divisions have been reclassified as discontinued operations in the consolidated statements of operations as detailed in the table below. There was no activity associated with these divisions during 2011 or 2010.

Year ended December 31, 2009
Revenues	$8,760
Operating expenses	(8,375)
Depreciation, depletion and amortization	(541)
Gain on sale	10,449

Income before income taxes	10,293
Income tax expense	3,841

Income from discontinued operations	$6,452

There were no assets held for sale or liabilities associated with discontinued operations as of December 31, 2011 or 2010.

Oil and natural gas activities	12 Months Ended
Dec. 31, 2011
Oil and natural gas activities

Note 15: Oil and natural gas activities

Our oil and natural gas activities are conducted entirely in the United States. Costs incurred in oil and natural gas producing activities are as follows for the years ended December 31:

	2011	2010	2009
Property acquisition costs
Proved properties	$1,024	$32,458	$14,552
Unproved properties	15,795	9,062	3,781

Total acquisition costs	16,819	41,520	18,333
Development costs	250,182	251,564	127,640
Exploration costs(1)	57,016	34,180	4,942

Total	$324,017	$327,264	$150,915

(1)	Includes $33,030 and $16,667 of EOR costs in 2011 and 2010, respectively.

Depreciation, depletion, and amortization expense of oil and natural gas properties was $132,307, $96,676, and $92,561 for the years ended December 31, 2011, 2010, and 2009, respectively. The average depreciation, depletion and amortization rate per equivalent unit of production was $15.29, $12.01, and $12.12 for the years ended December 31, 2011, 2010, and 2009, respectively.

Oil and natural gas properties not subject to amortization consist of the cost of unevaluated properties and seismic costs associated with specific unevaluated properties. Of the $22,831 of unproved property costs at December 31, 2011 being excluded from the amortization base, $12,953, $5,389, and $1,532 were incurred in 2011, 2010, and 2009, respectively, and $2,957 was incurred in prior years. These costs are primarily seismic and lease acquisition costs. We expect to complete our evaluation of the properties representing the majority of these costs within the next two to five years.

Disclosures about oil and natural gas activities	12 Months Ended
Dec. 31, 2011
Disclosures about oil and natural gas activities

Note 16: Disclosures about oil and natural gas activities (unaudited)

The estimate of proved reserves and related valuations were based upon the reports of Cawley, Gillespie & Associates, Inc. and Ryder Scott Company, L.P., each independent petroleum and geological engineers, and our engineering staff. Users of this information should be aware that the process of estimating quantities of “proved” and “proved developed” crude oil and natural gas reserves is very complex, requiring significant subjective decisions in the evaluation of all available geological, engineering and economic data for each reservoir. The data for a given reservoir may also change substantially over time as a result of numerous factors, including additional development activity, evolving production history and continual reassessment of the viability of production under varying economic conditions. Consequently, material revisions to existing reserve estimates occur from time to time.

Our oil and natural gas reserves are attributable solely to properties within the United States. A summary of the changes in our quantities of proved oil and natural gas reserves for the three years ended December 31, 2011 are as follows:

	Oil (MBbls)(1)	Natural Gas (MMcf)	Total (MBoe)
Balance at January 1, 2009	51,283	372,366	113,344
Purchase of minerals in place	595	336	651
Sales of minerals in place	(33)	(18)	(36)
Extensions and discoveries	6,671	49,446	14,912
Revisions (2)	32,328	(87,990)	17,663
Improved recoveries	2,499	2,874	2,978
Production	(3,874)	(22,584)	(7,638)

Balance at December 31, 2009	89,469	314,430	141,874
Purchase of minerals in place	1,352	17,166	4,213
Sales of minerals in place	—	(6)	(1)
Extensions and discoveries	4,767	37,914	11,086
Revisions	(2,694)	(10,542)	(4,451)
Improved recoveries	4,611	—	4,611
Production	(4,093)	(23,742)	(8,050)

Balance at December 31, 2010	93,412	335,220	149,282
Purchase of minerals in place	241	822	378
Sales of minerals in place	(2,355)	(7,134)	(3,544)
Extensions and discoveries	6,362	40,896	13,178
Revisions	6,711	(12,882)	4,564
Improved recoveries	1,057	—	1,057
Production	(5,048)	(21,642)	(8,655)

Balance at December 31, 2011	100,380	335,280	156,260

Proved developed reserves:
January 1, 2009	40,382	263,331	84,271

December 31, 2009	55,861	228,006	93,862

December 31, 2010	55,607	257,754	98,566

December 31, 2011	62,450	226,008	100,118

Proved undeveloped reserves:
January 1, 2009	10,901	109,035	29,073

December 31, 2009	33,608	86,424	48,012

December 31, 2010	37,805	77,466	50,716

December 31, 2011	37,930	109,272	56,142

(1)	Includes natural gas liquids.
(2)	The upward revision in our oil reserves during 2009 was primarily due to an increase in price from $44.60 as of December 31, 2008 to $61.18 as of December 31, 2009. The downward revision in our natural gas reserves during 2009 was primarily due to a decrease in price from $5.62 as of December 31, 2008 to $3.87 as of December 31, 2009.

The following information was developed using procedures prescribed by GAAP. The standardized measure of discounted future net cash flows should not be viewed as representative of our current value. It and the other information contained in the following tables may be useful for certain comparative purposes, but should not be solely relied upon in evaluating us or our performance.

We believe that, in reviewing the information that follows, the following factors should be taken into account:

•	future costs and sales prices will probably differ from those required to be used in these calculations;

•	actual rates of production achieved in future years may vary significantly from the rates of production assumed in the calculations;

•	a 10% discount rate may not be reasonable as a measure of the relative risk inherent in realizing future net oil and natural gas revenues; and

•	future net revenues may be subject to different rates of income taxation.

For 2011, 2010, and 2009, future cash inflows used in the standardized measure calculation were estimated by applying a twelve-month average price for oil and natural gas, adjusted for location and quality differences, to the estimated future production of year-end proved reserves. Future cash inflows for 2008 were estimated by applying the year-end price for oil and natural gas, adjusted for location and quality differences, to the estimated future production of year-end proved reserves. Future cash inflows do not reflect the impact of future production that is subject to open hedge positions (see Note 5, “Derivative activities and fair value measurements”). Future cash inflows were reduced by estimated future development, abandonment and production costs based on year-end costs in order to arrive at net cash flows before tax. Future income tax expense has been computed by applying year-end statutory tax rates to aggregate future pre-tax net cash flows reduced by the tax basis of the properties involved and tax carryforwards. GAAP requires the use of a 10% discount rate and prices and costs excluding escalations based upon future conditions.

In general, management does not rely on the following information in making investment and operating decisions. Such decisions are based upon a wide range of factors, including estimates of probable and possible as well as proved reserves and varying price and cost assumptions considered more representative of a range of possible economic conditions that may be anticipated.

The standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves are as follows:

	For the year ended December 31,
	2011	2010	2009
Future cash flows	$10,737,829	$8,614,519	$6,376,198
Future production costs	(4,061,713)	(3,448,904)	(2,561,177)
Future development and abandonment costs	(1,202,438)	(1,054,771)	(734,611)
Future income tax provisions	(1,653,666)	(1,211,143)	(792,160)

Net future cash flows	3,820,012	2,899,701	2,288,250
Less effect of 10% discount factor	(2,222,100)	(1,663,675)	(1,316,886)

Standardized measure of discounted future net cash flows	$1,597,912	$1,236,026	$971,364

Future cash flows as shown above were reported without consideration for the effects of cash flow hedges outstanding at each period end. Based on SEC prices used in determining future net revenues, if the effects of cash flow hedges were included in the computation, then future cash flows would have increased by $28,156 in 2009. We discontinued the use of hedge accounting effective April 1, 2010.

The changes in the standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves are as follows:

	For the year ended December 31,
	2011	2010	2009
Beginning of year	$1,236,026	$971,364	$755,013
Sale of oil and natural gas produced, net of production costs	(374,300)	(275,939)	(177,891)
Net changes in prices and production costs	538,466	512,006	369,851
Extensions and discoveries	224,027	166,330	126,235
Improved recoveries	17,969	69,181	25,212
Changes in future development costs	(238,881)	(236,031)	(253,459)
Development costs incurred during the period that reduced future development costs	166,161	84,327	62,960
Revisions of previous quantity estimates	77,588	(66,781)	149,494
Purchases and sales of reserves in place, net	(40,662)	63,205	4,956
Accretion of discount	169,679	124,480	88,440
Net change in income taxes	(177,142)	(181,858)	(174,544)
Changes in production rates and other	(1,019)	5,742	(4,903)

End of year	$1,597,912	$1,236,026	$971,364

The following prices before field differentials were used in determining future net revenues related to the standardized measure calculation:

	$1,597,912	$1,597,912	$1,597,912
	2011	2010	2009
Oil (per Bbl)	$96.19	$79.43	$61.18
Natural gas (per Mcf)	$4.11	$4.38	$3.87

Subsequent events	12 Months Ended
Dec. 31, 2011
Subsequent events

Note 17: Subsequent events

In the first quarter of 2012, we adopted the Chaparral Energy, Inc. Non-Officer Restricted Stock Unit Plan (the “RSU Plan”), which is intended to replace our existing Phantom Stock Plan. Initial awards under the RSU Plan have an aggregate grant-date fair value of $2,684, which will vest in equal annual installments over the next three years.

Nature of operations and summary of significant accounting policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Nature of operations

Nature of operations

Chaparral Energy, Inc. and its subsidiaries, (collectively, “we”, “our”, “us”, or the “Company”) are involved in the acquisition, exploration, development, production and operation of oil and natural gas properties. Properties are located primarily in Oklahoma, Texas, New Mexico, Louisiana, Arkansas, and Kansas.

Chaparral Energy, Inc. and its subsidiaries, (collectively, “we”, “our”, “us”, or the “Company”) are involved in the acquisition, exploration, development, production and operation of oil and natural gas properties. Properties are located primarily in Oklahoma, Texas, New Mexico, Louisiana, Arkansas, and Kansas.

Interim financial statements

Interim financial statements

The accompanying unaudited consolidated interim financial statements of the Company have been prepared in accordance with the rules and regulations of the SEC and do not include all of the financial information and disclosures required by accounting principles generally accepted in the United States of America (“GAAP”) for complete financial statements. These financial statements and the notes thereto should be read in conjunction with our Annual Report on Form 10-K for the year ended December 31, 2011.

The financial information as of June 30, 2012, and for the three and six months ended June 30, 2012 and 2011, is unaudited. In management’s opinion, such information contains all adjustments, consisting only of normal recurring accruals, considered necessary for a fair presentation of the results of the interim periods. The results of operations for the three and six months ended June 30, 2012 are not necessarily indicative of the results of operations that will be realized for the year ended December 31, 2012.

Reclassifications	Reclassifications Certain reclassifications have been made to prior year amounts to conform to current year presentation.	Reclassifications Certain reclassifications have been made to prior period financial statements to conform to current period presentation.
Cash and cash equivalents	Cash and cash equivalents We consider all highly liquid investments with an original maturity of three months or less to be cash equivalents.	Cash and cash equivalents We consider all highly liquid investments with an original maturity of three months or less to be cash equivalents.
Accounts receivable

Accounts receivable

We have receivables from joint interest owners and oil and natural gas purchasers which are generally uncollateralized. We generally review our oil and natural gas purchasers for credit worthiness and general financial condition. We may have the ability to withhold future revenue disbursements to recover non-payment of joint interest billings on properties of which we are the operator. Accounts receivable from joint interest owners are stated at amounts due, net of an allowance for doubtful accounts. Accounts receivable are generally due within 30 days and accounts outstanding longer than 60 days are considered past due. We determine our allowance by considering the length of time past due, previous loss history, future net revenues of the debtor’s ownership interest in oil and natural gas properties we operate, and the owner’s ability to pay its obligation, among other things.

We write off accounts receivable when they are determined to be uncollectible.

Accounts receivable

We have receivables from joint interest owners and oil and natural gas purchasers which are generally uncollateralized. We generally review our oil and natural gas purchasers for credit worthiness and general financial condition. We may have the ability to withhold future revenue disbursements to recover non-payment of joint interest billings on properties of which we are the operator. Accounts receivable from joint interest owners are stated at amounts due, net of an allowance for doubtful accounts. Accounts receivable are generally due within 30 days and accounts outstanding longer than 60 days are considered past due. We determine our allowance by considering the length of time past due, previous loss history, future net revenues of the debtor’s ownership interest in oil and natural gas properties we operate, and the owner’s ability to pay its obligation, among other things.

We write off accounts receivable when they are determined to be uncollectible.

Inventories

Inventories

Inventories are comprised of equipment used in developing oil and natural gas properties and oil and natural gas production inventories. Equipment inventory is carried at the lower of cost or market using the average cost method. Oil and natural gas product inventories are stated at the lower of production cost or market. We regularly review inventory quantities on hand and record provisions for excess or obsolete inventory, if necessary.

Inventories

Inventories are comprised of equipment used in developing oil and natural gas properties, oil and natural gas product inventories, and equipment for resale. Equipment inventory and inventory for resale are carried at the lower of cost or market using the average cost method. Oil and natural gas product inventories are stated at the lower of production cost or market. We regularly review inventory quantities on hand and record provisions for excess or obsolete inventory, if necessary.

Oil and natural gas properties

Oil and natural gas properties

We use the full cost method of accounting for oil and natural gas properties and activities. Accordingly, we capitalize all costs incurred in connection with the exploration for and development of oil and natural gas reserves. Proceeds from the disposition of oil and natural gas properties are accounted for as a reduction in capitalized costs, with no gain or loss generally recognized unless such dispositions involve a significant alteration in the depletion rate. We capitalize internal costs that can be directly identified with exploration and development activities, but do not include any costs related to production, general corporate overhead or similar activities. Capitalized costs include geological and geophysical work, 3D seismic, delay rentals, drilling and completing and equipping oil and natural gas wells, including salaries, benefits and other internal costs directly attributable to these activities.

The costs of unevaluated oil and natural gas properties are excluded from amortization until the properties are evaluated. Costs are transferred into the amortization base on an ongoing basis as the properties are evaluated and proved reserves are established or impairment is determined. As of June 30, 2012 costs not subject to amortization included $58,360 of capital costs incurred for undeveloped acreage and $41,758 for wells and facilities in progress pending determination. As of December 31, 2011, costs not subject to amortization consisted of capital costs incurred for undeveloped acreage of $22,831.

In accordance with the full cost method of accounting, the net capitalized costs of oil and natural gas properties are not to exceed their related estimated future net revenues discounted at 10% (“PV-10 value”), net of tax considerations, plus the cost of unproved properties not being amortized. The PV-10 value of our reserves as of June 30, 2012 was estimated based on average first day of the month prices of $95.68 per Bbl of oil and $3.14 per Mcf of gas for the twelve months ended June 30, 2012. The cost center ceiling exceeded the net capitalized cost of our oil and natural gas properties as of June 30, 2012, and no impairment was necessary. A decline in oil and natural gas prices subsequent to June 30, 2012 could result in ceiling test write downs in future periods. The amount of any future impairment is difficult to predict, and will depend on the average oil and natural gas prices during each period, the incremental proved reserves added during each period, and additional capital spent.

Oil and natural gas properties

We use the full cost method of accounting for oil and natural gas properties and activities. Accordingly, we capitalize all costs incurred in connection with the exploration for and development of oil and natural gas reserves. Proceeds from the disposition of oil and natural gas properties are accounted for as a reduction in capitalized costs, with no gain or loss generally recognized unless such dispositions involve a significant alteration in the depletion rate. We capitalize internal costs that can be directly identified with exploration and development activities, but do not include any costs related to production, general corporate overhead or similar activities. Capitalized costs include geological and geophysical work, 3D seismic, delay rentals, drilling and completing and equipping oil and natural gas wells, including salaries, benefits and other internal costs directly attributable to these activities.

Depreciation, depletion and amortization (“DD&A”) of oil and natural gas properties are provided using the units-of-production method based on estimates of proved oil and natural gas reserves and production, which are converted to a common unit of measure based upon their relative energy content. Our cost basis for depletion includes estimated future development costs to be incurred on proved undeveloped properties. The computation of DD&A takes into consideration restoration, dismantlement, and abandonment costs, and the anticipated proceeds from salvaging equipment.

In accordance with the full cost method of accounting, the net capitalized costs of oil and natural gas properties are not to exceed their related estimated future net revenues discounted at 10% (“PV-10 value”), as adjusted for our cash flow hedge positions and net of tax considerations, plus the cost of unproved properties not being amortized. During the first quarter of 2009, we recorded a ceiling test impairment of oil and natural gas properties of $240,790 as a result of a decline in natural gas prices at the measurement date. The impairment was calculated based on March 31, 2009 spot prices of $49.66 per Bbl of oil and $3.63 per Mcf of natural gas. The effect of derivative contracts accounted for as cash flow hedges, based on the March 31, 2009 spot prices, increased the full cost ceiling by $169,013, thereby reducing the ceiling test write down by the same amount.

Our estimates of oil and natural gas reserves as of December 31, 2011, 2010, and 2009 were prepared using an average price for oil and natural gas based upon the first day of each month for the prior twelve months as required by the SEC’s Modernization of Oil and Gas Reporting and the updated guidance of the Financial Accounting Standard Board (“FASB”) relating to Oil and Gas Reserve Estimation and Disclosures, which we adopted effective December 31, 2009. As of December 31, 2011, the cost center ceiling exceeded the net capitalized cost of our oil and natural gas properties, and no additional ceiling test impairment was recorded. The PV-10 value of our reserves was estimated based on average prices of $96.19 per Bbl of oil and $4.11 per Mcf of gas for the year ended December 31, 2011.

A decline in oil and natural gas prices subsequent to December 31, 2011 could result in additional ceiling test write downs in future periods. The amount of any future impairment is difficult to predict, and will depend on the average oil and gas prices during each period, the incremental proved reserves added during each period, and additional capital spent.

Stock-based compensation

Stock-based compensation

Our stock-based compensation programs consist of phantom stock, restricted stock units (“RSU”), and restricted stock awards issued to employees.

Generally, we use new shares to grant restricted stock awards, and we cancel restricted shares forfeited or repurchased for tax withholding. Canceled shares are available to be issued as new grants under our 2010 Equity Incentive Plan.

The estimated fair value of the phantom stock and RSU awards is remeasured at the end of each reporting period until settlement. The estimated fair market value of these awards is calculated based on our total asset value less total liabilities, with both assets and liabilities being adjusted to fair value in accordance with the terms of the Phantom Stock Plan and the Non-Officer Restricted Stock Unit Plan. The primary adjustment required is the adjustment of oil and natural gas properties from net book value to the discounted and risk-adjusted reserve value based on internal reserve reports priced on NYMEX forward strips. Compensation cost associated with the phantom stock and RSU awards is recognized over the vesting period using the straight-line method and the accelerated method, respectively.

The fair value of our restricted stock awards that include a service condition is based upon the estimated fair market value of our common stock on the date of grant, and is remeasured at the end of each reporting period until settlement. We recognize compensation cost over the requisite service period using the accelerated method for awards with graded vesting.

We use a Monte Carlo model to estimate the grant date fair value of restricted stock awards that include a market condition. This model includes various significant assumptions, including the expected volatility of the share awards and the probabilities of certain vesting conditions. These assumptions reflect our best estimates, but they involve inherent uncertainties based on market conditions generally outside of our control. As a result, if other assumptions had been used, stock-based compensation expense could have been significantly impacted. Compensation cost associated with restricted stock awards that include a market condition is recognized over the requisite service period using the straight-line method.

Stock-based compensation

Our stock-based compensation programs consist of phantom stock and restricted stock awards issued to employees. Generally, we use new shares to grant restricted stock awards, and we cancel restricted shares forfeited or repurchased for tax withholding. Canceled shares are available to be issued as new grants under our 2010 Equity Incentive Plan.

The estimated fair value of the phantom stock awards is remeasured at the end of each reporting period until settlement. The estimated fair market value of these awards is calculated based on our total asset value less total liabilities, with both assets and liabilities being adjusted to fair value in accordance with the terms of the Phantom Stock Plan. Compensation cost associated with the phantom stock awards is recognized on a straight-line basis over the five-year vesting period.

The fair value of our restricted stock awards that include a service condition is based upon the estimated fair market value of our common equity per share on a minority, non-marketable basis on the date of grant, and is remeasured at the end of each reporting period until settlement. We recognize compensation cost over the requisite service period using the accelerated method for awards with graded vesting.

We use a Monte Carlo model to estimate the grant date fair value of restricted stock awards that include a market condition. This model includes various significant assumptions, including the expected volatility of the share awards and the probabilities of certain vesting conditions. Compensation cost associated with restricted stock awards that include a market condition is recognized over the requisite service period using the straight-line method.

The assumptions used to value our stock-based compensation awards reflect our best estimates, but they involve inherent uncertainties based on market conditions generally outside of our control. As a result, if other assumptions had been used, stock-based compensation expense could have been significantly impacted.

The costs associated with our stock-based compensation programs is calculated net of forfeitures, which are estimated based on our historical and expected turnover rates. If our actual forfeiture rate is materially different from our estimate, the stock-based compensation cost could be different from what we have recorded in the current period.

See Note 8 for additional information relating to stock-based compensation.

Deferred income taxes

Deferred income taxes

Deferred income taxes are provided for significant carryforwards and temporary differences between the tax basis of an asset or liability and its reported amount in the financial statements that will result in taxable or deductible amounts in future years. Deferred income tax assets or liabilities are determined by applying the presently enacted tax rates and laws. We record a valuation allowance for the amount of net deferred tax assets when, in management’s opinion, it is more likely than not that such assets will not be realized.

Realization of our deferred tax assets is dependent upon generating sufficient future taxable income. Although realization is not assured, we believe it is more likely than not that our net recognized deferred tax assets will be realized. The amount of the deferred tax assets considered realizable, however, could be reduced in the near-term if estimates of future taxable income are reduced.

Deferred income taxes

Deferred income taxes are provided for significant carryforwards and temporary differences between the tax basis of an asset or liability and its reported amount in the financial statements that will result in taxable or deductible amounts in future years. Deferred income tax assets or liabilities are determined by applying the presently enacted tax rates and laws. We record a valuation allowance for the amount of net deferred tax assets when, in management’s opinion, it is more likely than not that such assets will not be realized.

Realization of our deferred tax assets is dependent upon generating sufficient future taxable income. Although realization is not assured, we believe it is more likely than not that the deferred tax asset will be realized. The amount of the deferred tax asset considered realizable, however, could be reduced in the near-term if estimates of future taxable income are reduced.

If applicable, we would report a liability for tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return, and would recognize interest and penalties related to uncertain tax positions in interest expense. As of December 31, 2011 and 2010, we have not recorded a liability or accrued interest or penalties related to uncertain tax positions.

Tax years beginning with 1999 remain open to examination for federal income tax purposes and by the other major taxing jurisdictions to which we are subject.

Recently adopted accounting pronouncements

Recently adopted accounting pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance that clarifies the application of fair value measurement and disclosure requirements and changes particular principles or requirements for measuring fair value. This guidance is effective for interim and annual periods beginning after December 15, 2011, and we adopted it effective January 1, 2012. There was no significant impact on our consolidated financial statements other than additional disclosures.

In June 2011, the FASB issued new authoritative guidance that requires entities that report other comprehensive income to present the components of net income and comprehensive income in either one continuous financial statement or two consecutive financial statements. It does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. This guidance is effective for interim and annual periods beginning after December 15, 2011, and we applied it retrospectively beginning on January 1, 2012. We have elected to present the components of net income and comprehensive income in two consecutive financial statements.

Recently adopted and issued accounting pronouncements

In December 2008, the SEC issued its Modernization of Oil and Gas Reporting, which revises reserves requirements for oil and natural gas companies. In addition, in January 2010, the FASB issued guidance regarding Oil and Gas Reserve Estimation and Disclosures to provide consistency with the new SEC rules. The new guidance amended existing standards to align the reserves calculation and disclosure requirements under GAAP with the requirements in the SEC rules.

We adopted the new SEC reserves requirements and GAAP reserves guidance as a change in accounting principle that is inseparable from a change in estimate, and applied the guidance prospectively effective December 31, 2009. As of December 31, 2011, 2010, and 2009:

•

economic producibility of reserves and discounted cash flows were estimated using an average price for oil and natural gas based upon the first day of each month for the prior twelve months rather than prices on the last day of the reporting period;

•	reserves were classified as proved undeveloped if there was a high degree of confidence that the quantities will be recovered and they are scheduled to be drilled within the next five years; and

•	additional disclosures regarding our reserve estimates were provided.

As a result of adopting the new requirements, our estimated reserves as of December 31, 2009 were approximately 18,810 MBoe lower than they would have been under the previous guidelines.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In July 2011, the FASB issued authoritative guidance regarding how health insurers should recognize and classify in their income statements the fees mandated by the Health Care and Education Reconciliation Act (“HCERA”). The HCERA imposes an annual fee upon health insurers for each calendar year beginning on or after January 1, 2014. The annual fee will be allocated to individual entities providing health insurance to employees based on a ratio, as provided for in the HCERA, and is not tax deductible. This guidance specifies that once the entity has provided qualifying health insurance in the calendar year in which the fee is payable, the liability for the entity’s fee should be estimated and recorded in full with a corresponding deferred cost that is amortized to expense on a straight line basis, unless another method better allocates the fee over the calendar year that it is payable. This guidance is effective for calendar years beginning after December 15, 2013, once the fee is instituted. We are currently assessing the impact that this fee and the adoption of the related authoritative guidance will have on our financial statements.

In December 2011, the FASB issued authoritative guidance that requires enhanced disclosures that will enable financial statement users to evaluate the effect or potential effect of netting arrangements on an entity’s financial position. This guidance is effective for interim and annual reporting periods beginning on or after January 1, 2013 and should be applied retrospectively. We do not expect this guidance to have an impact on our consolidated financial statements other than additional disclosures.

In May 2011, the FASB issued authoritative guidance that clarifies the application of fair value measurement and disclosure requirements and changes particular principles or requirements for measuring fair value. This guidance is effective for interim and annual periods beginning after December 15, 2011, and we will adopt it on January 1, 2012. We are currently evaluating the provisions of this guidance and its anticipated impact on our fair value disclosures.

In June 2011, the FASB issued new authoritative guidance that requires entities that report other comprehensive income to present the components of net income and comprehensive income in either one continuous financial statement or two consecutive financial statements. It does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. This guidance is effective for interim and annual periods beginning after December 15, 2011, and we will apply it retrospectively beginning on January 1, 2012. We are currently evaluating the provisions of this guidance and its anticipated impact on our presentation of other comprehensive income.

In December 2011, the FASB issued authoritative guidance requiring entities to provide enhanced disclosures that will enable users of its financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position. The guidance is effective for interim and annual periods beginning after January 1, 2013. We are currently evaluating the provisions of this guidance and its anticipated impact on our disclosures.

Derivative transactions

Our results of operations, financial condition and capital resources are highly dependent upon the prevailing market prices of, and demand for, oil and natural gas. These commodity prices are subject to wide fluctuations and market uncertainties. To mitigate a portion of this exposure, we enter into commodity price swaps, costless collars, and basis protection swaps.

All derivative financial instruments are recorded on the balance sheet at fair value.

We do not apply hedge accounting to any of our derivative instruments. As a result, all gains and losses associated with our derivative contracts are recognized immediately as non-hedge derivative gains (losses) in the consolidated statements of operations.

Derivative transactions

We use derivative instruments to reduce the effect of fluctuations in crude oil and natural gas prices, and we recognize all derivatives as either assets or liabilities measured at fair value. The accounting for changes in the fair value of a derivative depends on the use of the derivative and the resulting designation.

Changes in the fair value of derivatives that are not accounted for as hedges are reported immediately in non-hedge derivative gains (losses) in the statement of operations. Cash flows associated with non-hedge derivatives are reported as investing activities in the statement of cash flows unless the derivatives contain a significant financing element, in which case they are reported as financing activities.

If the derivative qualifies and is designated as a cash flow hedge, the effective portion of changes in the fair value of the derivative is recognized in other comprehensive income (loss) until the hedged item is recognized in income. The ineffective portion of a derivative’s change in fair value, as measured using the dollar offset method, is immediately recognized in gain (loss) from oil and natural gas hedging activities in the statement of operations. Cash flows associated with hedges are reported as operating activities in the statement of cash flows unless the hedges contain a significant financing element, in which case they are reported as financing activities.

If it is probable the oil or natural gas sales which are hedged will not occur, hedge accounting is discontinued and the gain or loss reported in accumulated other comprehensive income (loss) (“AOCI”) is immediately reclassified into income. If a derivative which qualified for cash flow hedge accounting ceases to be highly effective, or is liquidated or sold prior to maturity, hedge accounting is discontinued. The gain or loss associated with the discontinued hedges remains in AOCI and is reclassified into income as the hedged transactions occur. Effective April 1, 2010, we have elected to de-designate all of our commodity derivative contracts that had previously been designated as cash flow hedges and to discontinue hedge accounting prospectively.

We offset assets and liabilities for derivative contracts executed with the same counterparty under a master netting arrangement. See Note 5 for additional information regarding our derivative transactions.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the accounts of Chaparral Energy, Inc. and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Significant estimates affecting these financial statements include estimates for quantities of proved oil and natural gas reserves, valuation allowances associated with deferred income taxes, asset retirement obligations, fair value of derivative instruments, and others, and are subject to change.

Property and equipment

Property and equipment

Property and equipment are capitalized and stated at cost, while maintenance and repairs are expensed currently.

Depreciation and amortization are provided in amounts sufficient to relate the cost of depreciable assets to operations over their estimated service lives using the straight-line method. Estimated useful lives are as follows:

Furniture and fixtures	10 years
Automobiles and trucks	5 years
Machinery and equipment	10 - 20 years
Office and computer equipment	5 - 10 years
Building and improvements	10 - 40 years

Impairment of long-lived assets

Impairment of long-lived assets

Impairment losses are recorded on property and equipment used in operations and other long lived assets when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amount. Impairment is measured based on the excess of the carrying amount over the fair value of the asset.

Fair value measurements

Fair value measurements

Fair value is defined by the FASB as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity.

Assets and liabilities recorded at fair value in the balance sheet are categorized according to the fair value hierarchy defined by the FASB. The hierarchical levels are based upon the level of judgment associated with the inputs used to measure the fair value of the assets and liabilities. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the asset or liability is categorized based on the lowest level input that is significant to the fair value measurement in its entirety. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and may affect the placement of assets and liabilities within the levels of the fair value hierarchy.

Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date. Level 2 inputs include adjusted quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability. Fair value assets and liabilities included in this category are derivatives with fair values based on published forward commodity price curves and other observable inputs. Level 3 inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability. Assets carried at fair value and included in this category are certain financial derivatives, additions to our asset retirement obligations, and assets acquired through a non-monetary exchange transaction.

See Note 5 for additional information regarding our fair value measurements.

Asset retirement obligations

Asset retirement obligations

We record the fair value of a liability for an asset retirement obligation in the period in which it is incurred and a corresponding increase in the carrying amount of oil and natural gas properties. The accretion of the asset retirement obligations is included in depreciation, depletion and amortization on the consolidated statements of operations. See Note 6 for additional information regarding our asset retirement obligations.

Environmental liabilities

Environmental liabilities

We are subject to extensive federal, state and local environmental laws and regulations covering discharge of materials into the environment. Because these laws and regulations change regularly, we are unable to predict the conditions and other factors over which we do not exercise control that may give rise to environmental liabilities affecting us. Environmental expenditures that relate to an existing condition caused by past operations and that do not contribute to current or future revenue generation are expensed. Liabilities are accrued when environmental assessments and/or clean-ups are probable, and the costs can be reasonably estimated.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) consists of net income (loss) and the unrealized gain or loss for the effective portion of derivative instruments classified as cash flow hedges. Comprehensive income (loss) is presented net of income taxes in the accompanying consolidated statements of stockholders’ equity and comprehensive income (loss).

Revenue recognition

Revenue recognition

Oil revenue is recognized when the product is delivered to the purchaser and natural gas revenue when delivered to the gas purchaser’s sales meter. Well supervision fees and overhead reimbursements from producing properties are recognized as expense reimbursements from outside interest owners when the services are performed. Sales of products or services are recognized at the time of delivery of materials or performance of service.

Gas balancing

Gas balancing

In certain instances, the owners of the natural gas produced from a well will select different purchasers for their respective ownership interest in the wells. If one purchaser takes more than its rateable portion of the gas, the owners selling to that purchaser will be required to satisfy the imbalance in the future by cash payments or by allowing the other owners to sell more than their share of production. We recognize gas imbalances on the sales method and, accordingly, have recognized revenue on all production delivered to our purchasers. To the extent future reserves exist to enable the other owners to sell more than their rateable share of gas, no liability is recorded for our obligation for natural gas taken by our purchasers which exceeds our ownership interest of the well’s total production.

Nature of operations and summary of significant accounting policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Components of Accounts Receivable

Accounts receivable consisted of the following at June 30, 2012 and December 31, 2011:

	June 30, 2012	December 31, 2011
Joint interests	$26,194	$16,926
Accrued oil and natural gas sales	41,512	47,667
Derivative settlements	8,208	449
Other	377	380
Allowance for doubtful accounts	(890)	(634)

	$75,401	$64,788

Accounts receivable consisted of the following at December 31:

	2011	2010
Joint interests	$16,926	$17,835
Accrued oil and natural gas sales	47,667	41,316
Derivative settlements	449	3,431
Other	380	831
Allowance for doubtful accounts	(634)	(633)

	$64,788	$62,780

Components of Inventories

Inventories at June 30, 2012 and December 31, 2011 consisted of the following:

	June 30, 2012	December 31, 2011
Equipment inventory	$12,670	$6,164
Oil and natural gas product	2,978	3,793
Inventory valuation allowance	(863)	(1,316)

	$14,785	$8,641

Inventories consisted of the following at December 31:

	2011	2010
Equipment inventory	$6,164	$6,399
Oil and natural gas product	3,793	3,624
Inventory for resale	—	2,866
Inventory valuation allowance	(1,316)	(1,821)

	$8,641	$11,068

Schedule of Estimated Useful Lives for Property and Equipment

Estimated useful lives are as follows:

Furniture and fixtures	10 years
Automobiles and trucks	5 years
Machinery and equipment	10 - 20 years
Office and computer equipment	5 - 10 years
Building and improvements	10 - 40 years

Supplemental disclosures to the consolidated statements of cash flows (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of supplemental disclosures to the consolidated statements of cash flows

Supplemental disclosures to the consolidated statements of cash flows are presented below:

	Six months ended June 30,
	2012	2011
Net cash provided by operating activities included:
Cash payments for interest	$54,306	$38,372
Interest capitalized	(1,927)	(1,195)

Cash payments for interest, net of amounts capitalized	$52,379	$37,177

Cash (receipts) payments for income taxes	$155	$—
Non-cash investing activities included:
Asset retirement costs capitalized	$416	$242
Oil and natural gas properties acquired through increase (decrease) in accounts payable and accrued liabilities	$39,418	$(4,920)

Supplemental disclosures to the consolidated statements of cash flows are presented below:

	Year ended December 31,
	2011	2010	2009
Net cash provided by operating activities included:
Cash payments for interest	$85,222	$67,529	$86,778
Interest capitalized	(2,379)	(2,036)	(836)

Cash payments for interest, net of amounts capitalized	$82,843	$65,493	$85,942

Cash (receipts) payments for income taxes	$179	$(21)	$(23)
Non-cash investing activities included:
Asset retirement costs capitalized	$2,522	$1,488	$1,322
Oil and natural gas properties acquired through increase (decrease) in accounts payable and accrued liabilities	$(14,667)	$25,773	$(27,511)
Non-cash financing activities included:
Modification of Time Vesting equity awards to liability plan	$2,640	$—	$—

Long-term debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of long-term debt

Long-term debt at June 30, 2012 and December 31, 2011, consisted of the following:

	June 30, 2012	December 31, 2011
8.875% Senior Notes due 2017 (net of discount of $1,658 at December 31, 2011)	$—	$323,342
9.875% Senior Notes due 2020 (net of discount of $6,211 and $6,441 at June 30, 2012 and December 31, 2011, respectively)	293,789	293,559
8.25% Senior Notes due 2021	400,000	400,000
7.625% Senior Notes due 2022	400,000	—
Senior secured revolving credit facility	35,000	—
Real estate mortgage notes, principal and interest payable monthly, bearing interest at rates ranging from 3.50% to 5.46%, due January 2013 through December 2028; collateralized by real property	12,822	12,116
Installment notes payable, principal and interest payable monthly, bearing interest at rates ranging from 2.00% to 9.25%, due July 2012 through March 2017; collateralized by automobiles, machinery and equipment	5,926	5,546
Capital lease obligations	—	10

	1,147,537	1,034,573
Less current maturities	4,136	3,078

	$1,143,401	$1,031,495

As of the dates indicated, long-term debt consists of the following:

	December 31,
	2011	2010
8.5% Senior Notes due 2015	$—	$325,000
8.875% Senior Notes due 2017, net of discount of $1,658 and $1,901, respectively	323,342	323,099
9.875% Senior Notes due 2020, net of discount of $6,441 and $6,865, respectively	293,559	293,135
8.25% Senior Notes due 2021	400,000	—
Real estate mortgage notes, principal and interest payable monthly, bearing interest at rates ranging from 3.71% to 5.46%, due August 2021 through December 2028; collateralized by real property	12,116	13,024
Installment notes payable, principal and interest payable monthly, bearing interest at rates ranging from 2.00% to 9.25%, due January 2012 through June 2016; collateralized by automobiles, machinery and equipment	5,546	7,699
Capital lease obligations	10	130

	1,034,573	962,087
Less current maturities	3,078	4,167

	$1,031,495	$957,920

Maturities of long-term debt and capital leases, excluding the discount on our Senior Notes

Maturities of long-term debt and capital leases, excluding the discount on our Senior Notes, are as follows as of December 31, 2011:

2012	$3,078
2013	2,041
2014	1,264
2015	1,056
2016	599
2017 and thereafter	1,034,634

$1,042,672

Derivative instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of Outstanding Derivative Instruments

Our outstanding derivative instruments as of June 30, 2012 are summarized below:

	Oil derivatives
	Swaps		Three-way collars
				Weighted average fixed price per Bbl
	Volume MBbls	Weighted average fixed price per Bbl	Volume MBbls	Sold puts	Purchased puts	Sold calls
2012	1,003	$94.37	1,060	$73.87	$96.30	$108.78
2013	540	102.45	3,410	78.14	100.32	115.29
2014	—	—	120	85.00	100.00	116.65

	1,543		4,590

	Natural gas swaps		Natural gas basis protection swaps
	Volume BBtu	Weighted average fixed price per Btu	Volume BBtu	Weighted average fixed price per Btu
2012	8,400	$4.52	9,000	$0.23
2013	12,000	4.52	16,400	0.20
2014	4,800	3.84	14,090	0.23

	25,200		39,490

Our outstanding derivative instruments as of December 31, 2011 are summarized below:

	Oil derivatives
	Swaps		Three-way collars
	Volume MBbls	Weighted average fixed price per Bbl	Volume MBbls	Weighted average fixed price per Bbl
				Additional put option	Put	Call
2012	1,983	$94.08	1,528	$71.47	$93.92	$108.57
2013	540	102.45	1,800	75.00	97.60	118.80

	2,523		3,328

	Natural gas swaps		Natural gas basis protection swaps
	Volume BBtu	Weighted average fixed price per Btu	Volume BBtu	Weighted average fixed price per Btu
2012	12,000	$5.06	8,400	$0.30
2013	7,200	5.24	—	—

	19,200		8,400

Estimated Fair Values and Carrying Amounts of Derivative Instruments

The carrying amounts of these instruments are equal to the estimated fair values.

	As of June 30, 2012			As of December 31, 2011
	Assets	Liabilities	Net value	Assets	Liabilities	Net value
Natural gas swaps	$24,742	$(1,285)	$23,457	$30,124	$—	$30,124
Oil swaps	15,471	—	15,471	3,832	(9,744)	(5,912)
Oil collars	39,623	—	39,623	6,296	(1,247)	5,049
Natural gas basis differential swaps	8	(2,105)	(2,097)	—	(1,268)	(1,268)

Total derivative instruments	79,844	(3,390)	76,454	40,252	(12,259)	27,993
Less:
Netting adjustments (1)	3,125	(3,125)	—	10,627	(10,627)	—
Current portion asset (liability)	55,748	—	55,748	12,840	(1,505)	11,335

	$20,971	$(265)	$20,706	$16,785	$(127)	$16,658

(1)	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty.

The estimated fair values of derivative instruments are provided below. The carrying amounts of these instruments are equal to the estimated fair values.

	As of December 31, 2011			As of December 31, 2010
	Assets	Liabilities	Net value	Assets	Liabilities	Net value
Derivatives not designated as hedging instruments:
Natural gas swaps	$30,124	$—	$30,124	$32,538	$(130)	$32,408
Oil swaps	3,832	(9,744)	(5,912)	21	(58,221)	(58,200)
Oil collars	6,296	(1,247)	5,049	1,509	—	1,509
Natural gas basis differential swaps	—	(1,268)	(1,268)	220	(5,843)	(5,623)

Total derivative instruments	40,252	(12,259)	27,993	34,288	(64,194)	(29,906)
Less:
Netting adjustments (1)	10,627	(10,627)	—	32,859	(32,859)	—
Current portion asset (liability)	12,840	(1,505)	11,335	1,429	(28,853)	(27,424)

	$16,785	$(127)	$16,658	$—	$(2,482)	$(2,482)

(1)	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty.

Derivative Settlements Outstanding

Derivative settlements outstanding at June 30, 2012 and December 31, 2011 were as follows:

	June 30, 2012	December 31, 2011
Derivative settlements receivable included in accounts receivable	$8,208	$449
Derivative settlements payable included in accounts payable and accrued liabilities	$—	$5,042

Derivative settlements outstanding were as follows at December 31:

	2011	2010
Derivative settlements receivable included in accounts receivable	$449	$3,431
Derivative settlements payable included in accounts payable and accrued liabilities	$5,042	$785

Non-Hedge Derivative Gains (Losses) in Consolidated Statements of Operations

Non-hedge derivative gains (losses) in the consolidated statements of operations are comprised of the following:

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
Change in fair value of commodity price swaps	$18,701	$55,176	$14,716	$5,008
Change in fair value of collars	43,682	5,934	34,574	(671)
Change in fair value of natural gas basis differential contracts	(1,202)	798	(829)	1,939
Receipts from (payments on) settlement of commodity price swaps	9,275	(13,060)	11,976	(16,342)
Receipts from settlement of collars	2,599	156	2,632	490
Payments on settlement of natural gas basis differential contracts	(527)	(1,708)	(1,004)	(4,054)

	$72,528	$47,296	$62,065	$(13,630)

“Non-hedge derivative gains” in the consolidated statements of operations are comprised of the following:

	Year ended December 31,
	2011	2010	2009
Change in fair value of commodity price swaps	$50,004	$8,610	$(79,480)
Change in fair value of costless collars	3,540	(24,846)	(53,044)
Change in fair value of natural gas basis differential contracts	4,355	9,341	(16,582)
Receipts from (payments on) settlement of commodity price swaps	(16,801)	27,332	116,445
Receipts from settlement of costless collars	1,250	28,268	49,019
Payments on settlement of natural gas basis differential contracts	(7,940)	(10,110)	(5,189)

	$34,408	$38,595	$11,169

Derivative activities and fair value measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value Hierarchy for Financial Instruments Measured at Fair Value on a Recurring Basis

The fair value hierarchy for our financial assets and liabilities is shown by the following table:

	As of June 30, 2012			As of December 31, 2011
	Derivative assets	Derivative liabilities	Net assets (liabilities)	Derivative assets	Derivative liabilities	Net assets (liabilities)
Significant other observable inputs (Level 2)	$40,221	$(3,390)	$36,831	$33,956	$(11,012)	$22,944
Significant unobservable inputs (Level 3)	39,623	—	39,623	6,296	(1,247)	5,049
Netting adjustments (1)	(3,125)	3,125	—	(10,627)	10,627	—

	$76,719	$(265)	$76,454	$29,625	$(1,632)	$27,993

(1)	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty.

The fair value hierarchy for our financial assets and liabilities is shown by the following table:

	As of December 31, 2011			As of December 31, 2010
	Derivative assets	Derivative liabilities	Net assets (liabilities)	Derivative assets	Derivative liabilities	Net assets (liabilities)
Significant other observable inputs (Level 2)	$33,956	$(11,012)	$22,944	$32,779	$(64,194)	$(31,415)
Significant unobservable inputs (Level 3)	6,296	(1,247)	5,049	1,509	—	1,509
Netting adjustments (1)	(10,627)	10,627	—	(32,859)	32,859	—

	$29,625	$(1,632)	$27,993	$1,429	$(31,335)	$(29,906)

(1)	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty.

Level 3 Rollforward

Changes in the fair value of our collars classified as Level 3 in the fair value hierarchy during the six months ended June 30, 2012 and 2011 were:

	For the six months ended June 30,
Net derivative assets	2012	2011
Beginning balance	$5,049	$1,509
Realized and unrealized gains (losses) included in non-hedge derivative gains (losses)	37,206	(181)
Settlements received	(2,632)	(490)

Ending balance	$39,623	$838

Gains relating to instruments still held at the reporting date included in non-hedge derivative gains (losses) for the period	$35,232	$64

Changes in the fair value of net commodity derivatives classified as Level 3 in the fair value hierarchy at December 31 were:

	For the year ended December 31,
Net derivative assets	2011	2010
Beginning balance	$1,509	$26,355
Realized and unrealized gains included in “Non-hedge derivative gains”	4,790	3,422
Settlements received	(1,250)	(28,268)

Ending balance	$5,049	$1,509

Gains (losses) relating to assets still held at the reporting date included in “Non-hedge derivative gains” for the period	$5,049	$(775)

Carrying Value and Estimated Market Value of Our Senior Notes

The carrying value and estimated fair value of our long-term debt at June 30, 2012 and December 31, 2011 were as follows:

	June 30, 2012		December 31, 2011
Level 2	Carrying value	Estimated fair value	Carrying value	Estimated fair value
8.875% Senior Notes due 2017	$—	$—	$323,342	$326,625
9.875% Senior Notes due 2020	293,789	333,390	293,559	322,500
8.25% Senior Notes due 2021	400,000	424,000	400,000	402,400
7.625% Senior Notes due 2022	400,000	407,000	—	—
Senior secured revolving credit facility	35,000	35,000	—	—
Other secured long-term debt	18,748	18,748	17,672	17,672

	$1,147,537	$1,218,138	$1,034,573	$1,069,197

The carrying value and estimated market value of our Senior Notes at December 31, 2011 and 2010 were as follows:

	December 31, 2011		December 31, 2010
	Carrying value	Estimated fair value	Carrying value	Estimated fair value
8.5% Senior Notes due 2015	$—	$—	$325,000	$332,313
8.875% Senior Notes due 2017	323,342	326,625	323,099	329,875
9.875% Senior Notes due 2020	293,559	322,500	293,135	315,000
8.25% Senior Notes due 2021	400,000	402,400	—	—

	$1,016,901	$1,051,525	$941,234	$977,188

Concentrations of Credit Risk

senior secured revolving credit facility. As of June 30, 2012, we had $35,000 outstanding under our senior secured revolving credit facility, and we had significant commodity derivative net asset balances with the following counterparties:

Percentage of
future hedged
Counterparty	production
JP Morgan Chase Bank, N.A.	30%
Societe Generale	20%
Royal Bank of Canada	9%
Macquarie Bank Limited	9%
Crédit Agricole CIB	7%
The Bank of Nova Scotia	6%

81%

At December 31, 2011, we had significant commodity derivative net asset balances outstanding with the following counterparties:

Counterparty	Percentage of future hedged production
JP Morgan Chase Bank, N.A.	38%
Societe Generale	29%
Crédit Agricole CIB	14%
Other	7%

88%

Gains and Losses Associated with Cash Flow Hedges

Gains and losses associated with cash flow hedges are summarized below.

	Year ended December 31,
	2011	2010	2009
Amount of loss recognized in AOCI (effective portion)
Oil swaps	$—	$(1,034)	$(84,284)
Income taxes	—	386	32,601

	$—	$(648)	$(51,683)

Amount of gain (loss) reclassified from AOCI in income (effective portion)(1)
Oil swaps	$(27,452)	$(30,243)	$13,289
Natural gas swaps	—	1,510	7,638
Income taxes	10,580	10,729	(8,095)

	$(16,872)	$(18,004)	$12,832

Loss on oil swaps recognized in income (ineffective portion)(1)	$—	$(660)	$(1,524)

(1)	Included in “Gain (loss) from oil and natural gas hedging activities” in our consolidated statements of operations.

Gain (Loss) from Oil and Natural Gas Hedging Activities in Consolidated Statements of Operations

“Gain (loss) from oil and natural gas hedging activities,” which is a component of total revenues in the consolidated statements of operations, is comprised of the following:

	Year ended December 31,
	2011	2010	2009
Oil hedges
Reclassification adjustment for hedge gains (losses) included in net income	$(27,452)	$(30,243)	$13,289
Loss on ineffective portion of derivatives qualifying for hedge accounting	—	(660)	(1,524)
Natural gas hedges
Reclassification adjustment for hedge gains included in net income	—	1,510	7,638

	$(27,452)	$(29,393)	$19,403

Asset retirement obligations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of Asset Retirement Obligation

The following table provides a summary of our asset retirement obligation activity during the six months ended June 30, 2012 and 2011.

	For the six months ended June 30,
	2012	2011
Beginning balance	$46,493	$41,695
Liabilities incurred in current period	416	242
Liabilities settled in current period	(1,211)	(550)
Accretion expense	1,969	1,769

	47,667	43,156
Less current portion	2,900	690

	$44,767	$42,466

The following table provides a summary of our asset retirement obligation activity during the years ended December 31, 2011 and 2010.

	For the year ended December 31,
	2011	2010
Beginning balance	$41,695	$37,465
Liabilities incurred in current period	2,522	1,488
Liabilities settled in current period	(1,354)	(518)
Accretion expense	3,630	3,260

	46,493	41,695
Less current portion	2,900	690

	$43,593	$41,005

Stock-based compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Recognized Stock-Based Compensation Expense

A portion of stock-based compensation cost associated with employees involved in our acquisition, exploration, and development activities has been capitalized as part of our oil and natural gas properties. The remaining cost is reflected in lease operating and general and administrative expenses in the consolidated statements of operations. We recognized stock-based compensation expense as follows for the periods indicated:

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
Stock-based compensation cost	$1,244	$1,362	$3,048	$3,037
Less: stock-based compensation cost capitalized	(457)	(555)	(1,110)	(1,164)

Stock-based compensation expense	$787	$807	$1,938	$1,873

A portion of stock-based compensation cost associated with employees involved in our acquisition, exploration, and development activities has been capitalized as part of our oil and natural gas properties. The remaining cost is reflected in lease operating and general and administrative expenses in the consolidated statements of operations. We recognized stock-based compensation expense as follows for the years ended December 31:

	2011	2010	2009
Stock-based compensation cost	$6,042	$3,980	$1,715
Less: stock-based compensation cost capitalized	(2,295)	(1,380)	(570)

Stock-based compensation expense	$3,747	$2,600	$1,145

Recognized tax benefit associated with stock-based compensation	$1,547	$1,076	$427

Performance Vested Awards Return on Investment Targets

The Performance Vested awards vest in the event of a Transaction, as defined in the restricted stock agreements, whereby CCMP’s net proceeds from the Transaction yield certain target returns on investment, as shown in the following table:

Return on investment target	Shares vested
200% per share	20% of shares multiplied by the Vesting Fraction
250% per share	40% of shares multiplied by the Vesting Fraction
300% per share	60% of shares multiplied by the Vesting Fraction
350% per share	80% of shares multiplied by the Vesting Fraction
400% per share	100% of shares multiplied by the Vesting Fraction

Variables and Assumptions Used to Value Performance Vested Awards

The Monte Carlo simulation method was used to value the Performance Vested awards. A Monte Carlo simulation allows for the analysis of a complex security through statistical measures applied to a model that is simulated thousands of times to build distributions of potential outcomes. The variables and assumptions used in this calculation were as follows:

	2011	2010
Risk free interest rate	0.29% to 3.04%	0.44% to 3.65%
Expected volatility	45%	55%
Expected life	7 years	8 years
Expected dividends	$—	$—

Phantom Share And RSU
Summary of Phantom Stock and RSU Activity

A summary of our phantom stock and RSU activity during the six months ended June 30, 2012 is presented in the following table:

	Phantom Plan			RSU Plan
	Weighted average grant date fair value	Phantom shares	Vest date fair value	Weighted average grant date fair value	Restricted Stock Units
	($ per share)			($ per share)
Unvested and outstanding at January 1, 2012	$16.37	125,768		$—	—
Granted	$—	—		$17.84	151,170
Vested	$14.35	(23,188)	$384	$—	—
Forfeited	$17.32	(9,709)		$17.84	(10,160)

Unvested and outstanding at June 30, 2012	$16.78	92,871		$17.84	141,010

A summary of our phantom stock activity during the three years ended December 31, 2011 is presented in the following table:

	Weighted average grant date fair value	Phantom shares	Vest date fair value
	($ per share)
Unvested and outstanding at January 1, 2009	$10.20	219,658
Granted	$11.89	40,601
Vested	$5.38	(80,411)	$811
Forfeited	$11.75	(4,366)

Unvested and outstanding at December 31, 2009	$12.77	175,482
Granted	$23.93	18,841
Vested	$9.17	(59,652)	1,442
Forfeited	$13.63	(7,812)

Unvested and outstanding at December 31, 2010	$16.04	126,859
Granted	$18.55	37,316
Vested	$17.91	(17,064)	309
Forfeited	$16.98	(21,343)

Unvested and outstanding at December 31, 2011	$16.37	125,768

Restricted Stock
Summary of Phantom Stock and RSU Activity

A summary of our restricted stock activity during the six months ended June 30, 2012 is presented in the following table:

	Time Vested			Performance Vested
	Weighted average grant date fair value	Restricted shares	Vest date fair value	Weighted average grant date fair value	Restricted shares
	($ per share)			($ per share)
Unvested and outstanding at January 1, 2012	$680.74	11,585		$298.15	53,098
Granted	$747.08	125		$394.00	278
Vested	$681.67	(2,498)	$1,866	$—	—
Forfeited	$685.50	(396)		$302.13	(1,499)

Unvested and total outstanding at June 30, 2012	$681.20	8,816		$298.55	51,877

A summary of our restricted stock activity during the two years ended December 31, 2011 is presented in the following table:

	Time Vested			Performance Vested
	Weighted average grant date fair value	Restricted shares	Vest date fair value	Weighted average grant date fair value	Restricted shares
	($ per share)			($ per share)
Unvested and outstanding at January 1, 2010	$—	—		$—	—
Granted	$684.15	10,049		$295.10	41,297
Vested	$—	—		$—	—
Forfeited	$—	—		$—	—

Unvested and outstanding at December 31, 2010	$684.15	10,049		$295.10	41,297
Granted	$674.33	4,030		$307.00	13,612
Vested	$684.15	(2,010)	$1,351	$—	—
Forfeited	$684.15	(484)		$295.10	(1,811)

Unvested and outstanding at December 31, 2011	$680.74	11,585		$298.15	53,098

Stockholders' equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of Changes in Common Shares Outstanding

The following is a summary of the changes in our common shares outstanding during the six months ended June 30, 2012:

	Common Stock
	Class A	Class B	Class C	Class D	Class E	Class F	Class G	Total
Shares outstanding at January 1, 2012	66,165	357,882	209,882	279,999	504,276	1	3	1,418,208
Restricted stock issuances	403	—	—	—	—	—	—	403
Restricted stock used for tax withholding	(643)	—	—	—	—	—	—	(643)
Restricted stock forfeitures	(1,895)	—	—	—	—	—	—	(1,895)

Shares outstanding at June 30, 2012	64,030	357,882	209,882	279,999	504,276	1	3	1,416,073

The following is a summary of the changes in our common shares outstanding during the years ended December 31, 2011 and 2010:

	Common Stock
	Class A	Class B	Class C	Class D	Class E	Class F	Class G	Shares outstanding on April 11, 2010	Total
Shares issued at January 1, 2010	—	—	—	—	—	—	—	877,000	877,000
Change in classification	—	357,882	209,882	279,999	29,234	—	3	(877,000)	—
Common stock issuance for cash	—	—	—	—	475,042	1	—	—	475,043
Restricted stock issuances	51,346	—	—	—	—	—	—	—	51,346

Shares issued at December 31, 2010	51,346	357,882	209,882	279,999	504,276	1	3	—	1,403,389
Restricted stock issuances	17,642	—	—	—	—	—	—	—	17,642
Restricted stock forfeitures	(2,295)	—	—	—	—	—	—	—	(2,295)
Restricted stock repurchased	(528)	—	—	—	—	—	—	—	(528)

Shares issued at December 31, 2011	66,165	357,882	209,882	279,999	504,276	1	3	—	1,418,208

Related party transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Revenue and Joint Interest Billing on Properties with Related Party

We participate in ownership of properties operated by Chesapeake, and we received revenues and incurred joint interest billings on these properties as follows:

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
Revenues	$824	$1,185	$1,769	$2,462
Joint interest billings	$(2,995)	$(278)	$(3,467)	$(536)

In addition, Chesapeake participates in ownership of properties operated by us, and we paid revenues and recorded joint interest billings to Chesapeake on these properties as follows:

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
Revenues	$(836)	$(958)	$(1,459)	$(1,419)
Joint interest billings	$3,107	$1,293	$4,644	$3,059

Amounts receivable from and payable to Chesapeake at June 30, 2012 and December 31, 2011 were as follows:

	June 30, 2012	December 31, 2011
Amounts receivable from Chesapeake	$1,353	$223
Amounts payable to Chesapeake	$339	$207

We participate in ownership of properties operated by Chesapeake, and we received revenues and incurred joint interest billings on these properties as follows:

	Year ended December 31,
	2011	2010	2009
Revenues	$5,028	$6,395	$5,223
Joint interest billings	$(1,764)	$(5,111)	$(3,280)

In addition, Chesapeake participates in ownership of properties operated by us, and we paid revenues and recorded joint interest billings to Chesapeake on these properties as follows:

	Year ended December 31,
	2011	2010	2009
Revenues	$(2,834)	$(1,553)	$(1,454)
Joint interest billings	$4,056	$1,765	$2,728

Amounts receivable from and payable to Chesapeake were as follows:

	As of December 31,
	2011	2010
Receivable from Chesapeake	$223	$718
Payable to Chesapeake	$207	$120

Property and equipment (Tables)	12 Months Ended
Dec. 31, 2011
Components of Property and Equipment

Major classes of property and equipment consist of the following at December 31:

	0000000	0000000
	2011	2010
Furniture and fixtures	$2,115	$2,056
Automobiles and trucks	12,966	13,593
Machinery and equipment	59,190	54,686
Office and computer equipment	8,823	8,259
Building and improvements	22,758	21,978

	105,852	100,572
Less accumulated depreciation and amortization	45,500	39,904

	60,352	60,668
Land	5,359	5,346

	$65,711	$66,014

Assets Held under Capital Leases [Member]
Components of Property and Equipment

Property and equipment leased under capital leases, which are included in the above amounts, consist of the following at December 31:

	0000000	0000000
	2011	2010
Office and computer equipment	$1,926	$1,926
Machinery and equipment	642	642

	2,568	2,568
Less accumulated depreciation and amortization	2,175	2,093

	$393	$475

Income taxes (Tables)	12 Months Ended
Dec. 31, 2011
Components of Income Tax Expense (Benefit)

Income tax expense (benefit) consists of the following for the years ended December 31:

	2011	2010	2009
Current tax expense (benefit)
Federal tax benefit	$(21)	$(16)	$(22)
State tax expense (benefit)	200	95	(1)

Current tax expense (benefit)	179	79	(23)
Deferred tax expense (benefit)
Federal tax expense (benefit)	27,290	19,712	(77,260)
State tax expense (benefit)	8,455	4,012	(12,494)

Deferred tax expense (benefit)	35,745	23,724	(89,754)

	$35,924	$23,803	$(89,777)

Effective Income Tax Rate Reconciliation

Income tax expense (benefit) differed from amounts computed by applying the U.S. Federal income tax rate as follows for the years ended December 31:

	00000	00000	00000
	2011	2010	2009
Statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	3.6%	5.5%	3.6%
Statutory depletion	(0.5)%	(0.7)%	(0.5)%
Valuation allowance	7.3%	—%	—%
Other	0.7%	1.6%	(0.8)%

Effective tax rate	46.1%	41.4%	37.3%

Components of Deferred Tax Assets and Liabilities

Components of the deferred tax assets and liabilities are as follows at December 31:

	2011	2010
Deferred tax assets related to
Asset retirement obligations	$7,386	$6,238
Accrued expenses, allowance and other	9,755	3,266
Net operating loss carryforwards
Federal	142,920	122,791
State	13,097	10,174
Statutory depletion carryforwards	2,107	2,003
Alternative minimum tax credit carryforwards	308	308

	175,573	144,780
Less valuation allowance	(11,858)	(4,864)

Deferred tax asset	163,715	139,916
Deferred tax liabilities related to
Derivative instruments	(52,698)	(31,462)
Property and equipment	(125,737)	(77,288)
Inventories	(1,458)	(1,018)

Deferred tax liability	(179,893)	(109,768)

Net deferred tax asset (liability)	(16,178)	30,148
Less net current deferred tax asset (liability)	(23,704)	9,531

Long-term deferred tax asset	$7,526	$20,617

Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2011
Operating Results of the Green Country Supply Divisions Reclassified as Discontinued Operations

The operating results of these divisions have been reclassified as discontinued operations in the consolidated statements of operations as detailed in the table below. There was no activity associated with these divisions during 2011 or 2010.

Year ended December 31, 2009
Revenues	$8,760
Operating expenses	(8,375)
Depreciation, depletion and amortization	(541)
Gain on sale	10,449

Income before income taxes	10,293
Income tax expense	3,841

Income from discontinued operations	$6,452

There were no assets held for sale or liabilities associated with discontinued operations as of December 31, 2011 or 2010.

Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Estimated Minimum Purchase Obligation	Based on current prices, our estimated minimum purchase obligations under our CO2 contracts are as follows:

2012	$6,024
2013	6,437
2014	1,074
2015	1,289
2016	1,289
2017 and thereafter	23,939

$40,052

Oil and natural gas activities (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Cost Incurred In Oil and Natural Gas Producing Activities

Costs incurred in oil and natural gas producing activities are as follows for the years ended December 31:

	2011	2010	2009
Property acquisition costs
Proved properties	$1,024	$32,458	$14,552
Unproved properties	15,795	9,062	3,781

Total acquisition costs	16,819	41,520	18,333
Development costs	250,182	251,564	127,640
Exploration costs(1)	57,016	34,180	4,942

Total	$324,017	$327,264	$150,915

(1)	Includes $33,030 and $16,667 of EOR costs in 2011 and 2010, respectively.

Disclosures about oil and natural gas activities (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Changes in Quantities of Proved Oil and Natural Gas Reserves

the United States. A summary of the changes in our quantities of proved oil and natural gas reserves for the three years ended December 31, 2011 are as follows:

	Oil (MBbls)(1)	Natural Gas (MMcf)	Total (MBoe)
Balance at January 1, 2009	51,283	372,366	113,344
Purchase of minerals in place	595	336	651
Sales of minerals in place	(33)	(18)	(36)
Extensions and discoveries	6,671	49,446	14,912
Revisions (2)	32,328	(87,990)	17,663
Improved recoveries	2,499	2,874	2,978
Production	(3,874)	(22,584)	(7,638)

Balance at December 31, 2009	89,469	314,430	141,874
Purchase of minerals in place	1,352	17,166	4,213
Sales of minerals in place	—	(6)	(1)
Extensions and discoveries	4,767	37,914	11,086
Revisions	(2,694)	(10,542)	(4,451)
Improved recoveries	4,611	—	4,611
Production	(4,093)	(23,742)	(8,050)

Balance at December 31, 2010	93,412	335,220	149,282
Purchase of minerals in place	241	822	378
Sales of minerals in place	(2,355)	(7,134)	(3,544)
Extensions and discoveries	6,362	40,896	13,178
Revisions	6,711	(12,882)	4,564
Improved recoveries	1,057	—	1,057
Production	(5,048)	(21,642)	(8,655)

Balance at December 31, 2011	100,380	335,280	156,260

Proved developed reserves:
January 1, 2009	40,382	263,331	84,271

December 31, 2009	55,861	228,006	93,862

December 31, 2010	55,607	257,754	98,566

December 31, 2011	62,450	226,008	100,118

Proved undeveloped reserves:
January 1, 2009	10,901	109,035	29,073

December 31, 2009	33,608	86,424	48,012

December 31, 2010	37,805	77,466	50,716

December 31, 2011	37,930	109,272	56,142

(1)	Includes natural gas liquids.
(2)	The upward revision in our oil reserves during 2009 was primarily due to an increase in price from $44.60 as of December 31, 2008 to $61.18 as of December 31, 2009. The downward revision in our natural gas reserves during 2009 was primarily due to a decrease in price from $5.62 as of December 31, 2008 to $3.87 as of December 31, 2009.

Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Natural Gas Reserves

The standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves are as follows:

	For the year ended December 31,
	2011	2010	2009
Future cash flows	$10,737,829	$8,614,519	$6,376,198
Future production costs	(4,061,713)	(3,448,904)	(2,561,177)
Future development and abandonment costs	(1,202,438)	(1,054,771)	(734,611)
Future income tax provisions	(1,653,666)	(1,211,143)	(792,160)

Net future cash flows	3,820,012	2,899,701	2,288,250
Less effect of 10% discount factor	(2,222,100)	(1,663,675)	(1,316,886)

Standardized measure of discounted future net cash flows	$1,597,912	$1,236,026	$971,364

Changes in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Natural Gas Reserves

The changes in the standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves are as follows:

	For the year ended December 31,
	2011	2010	2009
Beginning of year	$1,236,026	$971,364	$755,013
Sale of oil and natural gas produced, net of production costs	(374,300)	(275,939)	(177,891)
Net changes in prices and production costs	538,466	512,006	369,851
Extensions and discoveries	224,027	166,330	126,235
Improved recoveries	17,969	69,181	25,212
Changes in future development costs	(238,881)	(236,031)	(253,459)
Development costs incurred during the period that reduced future development costs	166,161	84,327	62,960
Revisions of previous quantity estimates	77,588	(66,781)	149,494
Purchases and sales of reserves in place, net	(40,662)	63,205	4,956
Accretion of discount	169,679	124,480	88,440
Net change in income taxes	(177,142)	(181,858)	(174,544)
Changes in production rates and other	(1,019)	5,742	(4,903)

End of year	$1,597,912	$1,236,026	$971,364

Prices Used in Determining Future Net Revenues Related to Standardized Measure Calculation

The following prices before field differentials were used in determining future net revenues related to the standardized measure calculation:

	$1,597,912	$1,597,912	$1,597,912
	2011	2010	2009
Oil (per Bbl)	$96.19	$79.43	$61.18
Natural gas (per Mcf)	$4.11	$4.38	$3.87

Nature of Operations and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2010	Dec. 31, 2010 MBoe	Mar. 31, 2009	Jun. 30, 2012 Day Month MBoe	Jun. 30, 2011	Dec. 31, 2011 Day Month MBoe	Dec. 31, 2010 MBoe	Dec. 31, 2009 MBoe	Dec. 31, 2006 Entity	Dec. 31, 2008 MBoe
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Liquid investments maturity (in months)				3		3
Due days for accounts receivable				30		30
Past Due days for accounts receivable				60		60
Capital costs incurred for undeveloped acreage				$ 58,360		$ 22,831
Capital costs for wells and facilities in progress pending determination				41,758
Increase in the valuation allowance of deferred tax assets				0	1,449
Bad debt expense						179	17	317
Provision for excess or obsolete inventory						602	810	274
Impairment of oil and natural gas properties			240,790					240,790
Effect of cash flow hedges on full cost ceiling			169,013
Impairment of other assets		4,150					4,150
Proceeds from the sale of common stock	313,231						313,231
Fees and other expenses for sale of common stock	11,769
Liability for gas imbalances		1,456				1,819	1,456
Number of venture capital LLC interests acquired									2
Total investment									15,000
Oklahoma production tax credits						0	0	13,544
Effect of change in accounting principle on estimated reserves		149,282				156,260	149,282	141,874		113,344
Change in Accounting Method Accounted for as Change in Estimate
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Effect of change in accounting principle on estimated reserves								18,810
Common Stock
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Aggregate shares of common stock sold	475,043						475,043
Ethanol Plant
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Impairment of other assets		2,042
Pipeline assets
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Impairment of other assets		2,108
Under Production
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Aggregate imbalance		2,900				2,860	2,900
Over Production
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Aggregate imbalance		1,835				1,802	1,835
Oil
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Price before field differentials used in determining future net revenues		79.43	49.66	95.68		96.19	79.43	61.18		44.6
Natural Gas
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Price before field differentials used in determining future net revenues		4.38	3.63	3.14		4.11	4.38	3.87		5.62
JP Morgan Chase Bank, N.A.
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Cash held at JP Morgan Chase Bank, N.A.				$ 11,260		$ 32,232

Components of Accounts Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Accounts Receivables [Line Items]
Joint interests	$ 26,194	$ 16,926	$ 17,835
Accrued oil and natural gas sales	41,512	47,667	41,316
Derivative settlements	8,208	449	3,431
Other	377	380	831
Allowance for doubtful accounts	(890)	(634)	(633)
Accounts receivable, net	$ 75,401	$ 64,788	$ 62,780

Components Of Inventory (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory [Line Items]
Equipment inventory	$ 12,670	$ 6,164	$ 6,399
Oil and natural gas product	2,978	3,793	3,624
Inventory for resale			2,866
Inventory valuation allowance	(863)	(1,316)	(1,821)
Inventories	$ 14,785	$ 8,641	$ 11,068

Schedule of Supplemental Disclosures to Consolidated Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net cash provided by operating activities included:
Cash payments for interest	$ 54,306	$ 38,372	$ 85,222	$ 67,529	$ 86,778
Interest capitalized	(1,927)	(1,195)	(2,379)	(2,036)	(836)
Cash payments for interest, net of amounts capitalized	52,379	37,177	82,843	65,493	85,942
Cash (receipts) payments for income taxes	155		179	(21)	(23)
Non-cash investing activities included:
Asset retirement costs capitalized	416	242	2,522	1,488	1,322
Oil and natural gas properties acquired through increase (decrease) in accounts payable and accrued liabilities	39,418	(4,920)	(14,667)	25,773	(27,511)
Non-cash financing activities included:
Modification of Time Vesting equity awards to liability plan			$ 2,640

Summary of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Senior secured revolving credit facility	$ 35,000
Real estate mortgage notes, principal and interest payable	12,822	12,116	13,024
Installment notes payable, principal and interest payable	5,926	5,546	7,699
Capital lease obligations		10	130
Long term debt	1,147,537	1,034,573	962,087
Less current maturities	4,136	3,078	4,167
Long term debt non current	1,143,401	1,031,495	957,920
8.875% Senior Notes due 2017
Debt Instrument [Line Items]
Senior Notes		323,342	323,099
9.875% Senior Notes due 2020
Debt Instrument [Line Items]
Senior Notes	293,789	293,559	293,135
8.25% Senior Notes due 2021
Debt Instrument [Line Items]
Senior Notes	400,000	400,000
7.625% Senior Notes due 2022
Debt Instrument [Line Items]
Senior Notes	400,000
8.5% Senior Notes due 2015
Debt Instrument [Line Items]
Senior Notes			$ 325,000

Summary of Long-Term Debt (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011 8.875% Senior Notes due 2017	Dec. 31, 2010 8.875% Senior Notes due 2017	Jan. 18, 2007 8.875% Senior Notes due 2017	Jun. 30, 2012 9.875% Senior Notes due 2020	Dec. 31, 2011 9.875% Senior Notes due 2020	Dec. 31, 2010 9.875% Senior Notes due 2020	Sep. 16, 2010 9.875% Senior Notes due 2020	Jun. 30, 2012 8.25% Senior Notes due 2021	Dec. 31, 2011 8.25% Senior Notes due 2021	Feb. 22, 2011 8.25% Senior Notes due 2021	Jun. 30, 2012 7.625% Senior Notes due 2022	May 02, 2012 7.625% Senior Notes due 2022	Jun. 30, 2012 Mortgages	Dec. 31, 2011 Mortgages	Jun. 30, 2012 Secured Debt	Dec. 31, 2011 Secured Debt	Dec. 31, 2010 8.5% Senior Notes due 2015
Debt Instrument [Line Items]
Percentage of interest on debt	8.88%	8.88%	8.88%	9.88%	9.88%	9.88%	9.88%	8.25%	8.25%	8.25%	7.63%	7.63%					8.50%
Debt instrument discount, net	$ 1,658	$ 1,901		$ 6,211	$ 6,441	$ 6,865
Percentage of interest on debt, minimum													3.50%	3.71%	2.00%	2.00%
Percentage of interest on debt, maximum													5.46%	5.46%	9.25%	9.25%
Debt instrument maturity year - range													January 2013 through December 2028	August 2021 through December 2028	July 2012 through March 2017	January 2012 through June 2016

Long Term Debt - Senior Notes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended		1 Months Ended	6 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended			12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	May 02, 2012 7.625% Senior Notes due 2022	Jun. 30, 2012 7.625% Senior Notes due 2022	Jun. 30, 2012 7.625% Senior Notes due 2022 Up to 7.5 Years Prior To Maturity	Jan. 18, 2007 8.875% Senior Notes due 2017	Jun. 30, 2012 8.875% Senior Notes due 2017	Dec. 31, 2011 8.875% Senior Notes due 2017	Dec. 31, 2010 8.875% Senior Notes due 2017	Dec. 31, 2009 8.875% Senior Notes due 2017	Sep. 16, 2010 9.875% Senior Notes due 2020	Dec. 31, 2011 9.875% Senior Notes due 2020	Dec. 31, 2010 9.875% Senior Notes due 2020	Jun. 30, 2012 9.875% Senior Notes due 2020	Dec. 31, 2011 9.875% Senior Notes due 2020 Up to Seven Years Prior To Maturity	Feb. 22, 2011 8.25% Senior Notes due 2021	Dec. 31, 2011 8.25% Senior Notes due 2021	Jun. 30, 2012 8.25% Senior Notes due 2021	Dec. 31, 2011 8.25% Senior Notes due 2021 Up to 7.5 Years Prior To Maturity	Dec. 31, 2011 8.5% Senior Notes due 2015	Dec. 31, 2010 8.5% Senior Notes due 2015
Debt Instrument [Line Items]
Senior notes						$ 400,000			$ 325,000					$ 300,000					$ 400,000
Senior notes, stated interest rate						7.63%	7.63%		8.88%		8.88%	8.88%		9.88%	9.88%	9.88%	9.88%		8.25%	8.25%	8.25%			8.50%
Maturity date						Nov 15, 2022			Feb 1, 2017					Oct 1, 2020					Sep 1, 2021
Redemption price 5.5 years prior to maturity date							103.81%
Redemption price 4.5 years prior to maturity date							102.54%
Redemption price 3.5 years prior to maturity date							101.27%
Redemption price 2.5 years prior to maturity date							100.00%
Senior Notes, percentage redeemable with proceeds of equity offering								35.00%										35.00%				35.00%
Senior Notes, redemption price with proceeds of equity offering								107.63%										109.88%				108.25%
Liquidated damages, percentage per annum, first 90 days after Target Registration Date							0.25%
Liquidated damages, maximum percentage per annum							1.00%
Increase in liquidated damages rate for each 90-day period after Target Registration Date							0.25%
Debt issuance costs							8,668				7,316				6,796					8,785
Unamortized debt issuance costs							8,576				4,552	5,221			6,275	6,536				8,329
Amortization of debt issuance costs							92				669	609	556		409	112				456
Loss associated with the refinancing senior notes	21,696	21,696	20,576	20,592	2,241					21,696													20,592
Write off of deferred financing costs										5,887													5,491
Payments of debt extinguishment costs		15,809	15,085	15,101						15,809													15,101
Issue price									99.18%					97.67%
Redemption price five years prior to maturity date											104.49%				104.94%					104.13%
Redemption price four years prior to maturity date											102.96%				103.29%					102.75%
Redemption price three years prior to maturity date											101.48%				101.65%					101.38%
Redemption price two years prior to maturity date											100.00%				100.00%					100.00%
Discount at issuance											2,671				6,984
Accretion of debt discount											$ 243	$ 222	$ 202		$ 424	$ 119
Senior Notes, redemption price in the event of a change of control				101.00%

Long Term Debt - Senior secured revolving credit facility (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Aug. 14, 2012 Subsequent Event	Mar. 29, 2012 Subsequent Event	Jun. 30, 2010 Senior secured revolving credit facility	Jun. 30, 2012 Senior secured revolving credit facility	Dec. 31, 2011 Senior secured revolving credit facility	Dec. 31, 2010 Senior secured revolving credit facility	Oct. 01, 2011 Senior secured revolving credit facility Eurodollar Rate	Jun. 30, 2012 Senior secured revolving credit facility Federal Funds Effective Rate	Dec. 31, 2011 Senior secured revolving credit facility Federal Funds Effective Rate	Jun. 30, 2012 Senior secured revolving credit facility Adjusted Libo Rate	Dec. 31, 2011 Senior secured revolving credit facility Adjusted Libo Rate	Jun. 30, 2012 Senior secured revolving credit facility Minimum Times	Dec. 31, 2011 Senior secured revolving credit facility Minimum Times	Jun. 30, 2012 Senior secured revolving credit facility Minimum Eurodollar Rate	Dec. 31, 2011 Senior secured revolving credit facility Minimum Eurodollar Rate	Jun. 30, 2012 Senior secured revolving credit facility Minimum Alternate Base Rate	Dec. 31, 2011 Senior secured revolving credit facility Minimum Alternate Base Rate	Jun. 30, 2012 Senior secured revolving credit facility Maximum Times	Mar. 31, 2012 Senior secured revolving credit facility Maximum Times	Dec. 31, 2011 Senior secured revolving credit facility Maximum Times	Jun. 30, 2012 Senior secured revolving credit facility Maximum Eurodollar Rate	Dec. 31, 2011 Senior secured revolving credit facility Maximum Eurodollar Rate	Jun. 30, 2012 Senior secured revolving credit facility Maximum Alternate Base Rate	Dec. 31, 2011 Senior secured revolving credit facility Maximum Alternate Base Rate
Debt Instrument [Line Items]
Senior secured revolving credit facility borrowing base	$ 375,000	$ 375,000
Senior secured revolving credit facility	35,000		78,000	40,000
Basis spread on variable rate									2.25%	0.50%	0.50%	1.00%	1.00%			1.75%	1.75%	0.75%	0.75%				2.75%	2.75%	1.75%	1.75%
Commitment fee on unused portion of the borrowing base						0.50%	0.50%
Current Ratio Covenant														1	1
Ratio of Consolidated Net Debt to Consolidated EBITDAX Covenant																				4.5	4.25	4.5
Write off of deferred financing costs								2,241
Debt issuance costs								10,909
Consolidated Net Debt to Consolidated EBITDAX Covenant, one-time cash expenses excluded					$ 4,500
Permitted monetization of derivatives as a percentage of the borrowing base																				5.00%
Maturity date							Apr 1, 2016

Summary of Outstanding Derivative Instruments (Detail)	Jun. 30, 2012 bbl	Dec. 31, 2011 bbl
Crude oil derivatives | Swaps
Derivative [Line Items]
Volume of derivative instruments held	1,543,000	2,523,000
Crude oil derivatives | Costless collar
Derivative [Line Items]
Volume of derivative instruments held	4,590,000	3,328,000
Crude oil derivatives | Derivatives Maturing in 2012 | Swaps
Derivative [Line Items]
Volume of derivative instruments held	1,003,000	1,983,000
Weighted average fixed price per unit, swaps	94.37	94.08
Crude oil derivatives | Derivatives Maturing in 2012 | Costless collar
Derivative [Line Items]
Volume of derivative instruments held	1,060,000	1,528,000
Weighted average fixed price per Bbl, sold puts	73.87	71.47
Weighted average fixed price per Bbl, purchased puts	96.3	93.92
Weighted average fixed price per Bbl, sold calls	108.78	108.57
Crude oil derivatives | Derivatives Maturing in 2013 | Swaps
Derivative [Line Items]
Volume of derivative instruments held	540,000	540,000
Weighted average fixed price per unit, swaps	102.45	102.45
Crude oil derivatives | Derivatives Maturing in 2013 | Costless collar
Derivative [Line Items]
Volume of derivative instruments held	3,410,000	1,800,000
Weighted average fixed price per Bbl, sold puts	78.14	75
Weighted average fixed price per Bbl, purchased puts	100.32	97.6
Weighted average fixed price per Bbl, sold calls	115.29	118.8
Crude oil derivatives | Derivatives Maturing in 2014 | Costless collar
Derivative [Line Items]
Volume of derivative instruments held	120,000
Weighted average fixed price per Bbl, sold puts	85
Weighted average fixed price per Bbl, purchased puts	100
Weighted average fixed price per Bbl, sold calls	116.65
Natural gas | Swaps
Derivative [Line Items]
Volume of derivative instruments held	25,200,000	19,200,000
Natural gas | Basis protection swaps
Derivative [Line Items]
Volume of derivative instruments held	39,490,000	8,400,000
Natural gas | Derivatives Maturing in 2012 | Swaps
Derivative [Line Items]
Volume of derivative instruments held	8,400,000	12,000,000
Weighted average fixed price per unit, swaps	4.52	5.06
Natural gas | Derivatives Maturing in 2012 | Basis protection swaps
Derivative [Line Items]
Volume of derivative instruments held	9,000,000	8,400,000
Weighted average fixed price per unit, swaps	0.23	0.3
Natural gas | Derivatives Maturing in 2013 | Swaps
Derivative [Line Items]
Volume of derivative instruments held	12,000,000	7,200,000
Weighted average fixed price per unit, swaps	4.52	5.24
Natural gas | Derivatives Maturing in 2013 | Basis protection swaps
Derivative [Line Items]
Volume of derivative instruments held	16,400,000
Weighted average fixed price per unit, swaps	0.2
Natural gas | Derivatives Maturing in 2014 | Swaps
Derivative [Line Items]
Volume of derivative instruments held	4,800,000
Weighted average fixed price per unit, swaps	3.84
Natural gas | Derivatives Maturing in 2014 | Basis protection swaps
Derivative [Line Items]
Volume of derivative instruments held	14,090,000
Weighted average fixed price per unit, swaps	0.23

Estimated Fair Values and Carrying Amounts of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Derivative assets, gross	$ 79,844	$ 40,252	$ 34,288
Derivative liabilities, gross	(3,390)	(12,259)	(64,194)
Derivative assets (liabilities), net	76,454	27,993	(29,906)
Current derivative assets, net	55,748	12,840	1,429
Current derivative liabilities, net		(1,505)	(28,853)
Current derivative assets (liabilities), net	55,748	11,335	(27,424)
Long-term derivative assets, net	20,971	16,785
Long-term derivative liabilities, net	(265)	(127)	(2,482)
Long-term derivative assets (liabilities), net	20,706	16,658	(2,482)
Netting adjustments
Derivative [Line Items]
Derivative assets, gross	(3,125)	(10,627)	(32,859)
Derivative liabilities, gross	3,125	10,627	32,859
Natural gas | Swaps
Derivative [Line Items]
Derivative assets, gross	24,742	30,124	32,538
Derivative liabilities, gross	(1,285)		(130)
Derivative assets (liabilities), net	23,457	30,124	32,408
Natural gas | Basis protection swaps
Derivative [Line Items]
Derivative assets, gross	8		220
Derivative liabilities, gross	(2,105)	(1,268)	(5,843)
Derivative assets (liabilities), net	(2,097)	(1,268)	(5,623)
Crude oil derivatives | Swaps
Derivative [Line Items]
Derivative assets, gross	15,471	3,832	21
Derivative liabilities, gross		(9,744)	(58,221)
Derivative assets (liabilities), net	15,471	(5,912)	(58,200)
Crude oil derivatives | Costless collar
Derivative [Line Items]
Derivative assets, gross	39,623	6,296	1,509
Derivative liabilities, gross		(1,247)
Derivative assets (liabilities), net	$ 39,623	$ 5,049	$ 1,509

Derivative Activities and Fair Value Measurements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments And Hedging Activities [Line Items]
Accumulated other comprehensive income, before tax	$ 59,571		$ 83,880
Accumulated other comprehensive income, net of taxes	38,125		51,846	34,974
Cash flow hedge gain to be reclassified within twelve months	41,948		46,746
Cash flow hedge gain to be reclassified within twelve months, net of tax	26,847		28,730
Settlement of non-hedge derivative instruments	13,604	(19,906)	(23,491)	45,490	160,275
Customer A
Derivative Instruments And Hedging Activities [Line Items]
Major purchasers percentage in oil and natural gas revenues			15.10%
Customer B
Derivative Instruments And Hedging Activities [Line Items]
Major purchasers percentage in oil and natural gas revenues			13.60%
Customer C
Derivative Instruments And Hedging Activities [Line Items]
Major purchasers percentage in oil and natural gas revenues			10.40%
Major Customer
Derivative Instruments And Hedging Activities [Line Items]
Major purchasers percentage in oil and natural gas revenues				20.30%	26.40%
Early settlement
Derivative Instruments And Hedging Activities [Line Items]
Settlement of non-hedge derivative instruments				$ 7,097	$ 111,874

Derivative Settlements Outstanding (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Settlements Outstanding [Line Items]
Derivative settlements receivable included in accounts receivable	$ 8,208	$ 449	$ 3,431
Derivative settlements payable included in accounts payable and accrued liabilities		$ 5,042	$ 785

Non-Hedge Derivative Gains (Losses) in Consolidated Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Receipts from (payments on) settlement			$ 13,604	$ (19,906)	$ (23,491)	$ 45,490	$ 160,275
Non-hedge derivative (gains) losses	72,528	47,296	62,065	(13,630)	34,408	38,595	11,169
Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value	18,701	55,176	14,716	5,008	50,004	8,610	(79,480)
Receipts from (payments on) settlement	9,275	(13,060)	11,976	(16,342)	(16,801)	27,332	116,445
Costless collar
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value	43,682	5,934	34,574	(671)	3,540	(24,846)	(53,044)
Receipts from (payments on) settlement	2,599	156	2,632	490	1,250	28,268	49,019
Basis protection swaps
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value	(1,202)	798	(829)	1,939	4,355	9,341	(16,582)
Receipts from (payments on) settlement	$ (527)	$ (1,708)	$ (1,004)	$ (4,054)	$ (7,940)	$ (10,110)	$ (5,189)

Fair Value Measurements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value Disclosures [Line Items]
Rate reflecting our nonperformance risk	1.75%		1.75%	2.50%
Weighted-average rate of Counterparties nonperformance risk	1.56%		3.38%	2.14%
Asset retirement obligations additions	$ 416	$ 242	$ 2,522	$ 1,488	$ 1,322
Amount outstanding under senior revolving credit facility	35,000
Aggregate fair value of derivative liabilities	3,390		12,259	64,194
Significant unobservable inputs (Level 3) | Fair Value measurements, nonrecurring
Fair Value Disclosures [Line Items]
Annual inflation rate	2.95%	2.95%	2.95%	2.95%
Credit-adjusted risk-free interest rate	7.50%	8.30%	8.60%	8.90%
Asset retirement obligations additions	$ 416	$ 242

Fair Value Hierarchy for Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	$ 79,844	$ 40,252	$ 34,288
Derivative Liabilities	(3,390)	(12,259)	(64,194)
Net assets (liabilities)	76,454	27,993	(29,906)
Netting adjustments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	(3,125)	(10,627)	(32,859)
Derivative Liabilities	3,125	10,627	32,859
Fair Value Measurements Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	76,719	29,625	1,429
Derivative Liabilities	(265)	(1,632)	(31,335)
Net assets (liabilities)	76,454	27,993	(29,906)
Fair Value Measurements Recurring | Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	40,221	33,956	32,779
Derivative Liabilities	(3,390)	(11,012)	(64,194)
Net assets (liabilities)	36,831	22,944	(31,415)
Fair Value Measurements Recurring | Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	39,623	6,296	1,509
Derivative Liabilities		(1,247)
Net assets (liabilities)	39,623	5,049	1,509
Fair Value Measurements Recurring | Netting adjustments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	3,125	(10,627)	32,859
Derivative Liabilities	$ (3,125)	$ 10,627	$ (32,859)

Changes in Fair Value of Collars Classified as Level 3 in Fair Value Hierarchy (Detail) (Derivative, Significant unobservable inputs (Level 3), USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Derivative | Significant unobservable inputs (Level 3)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 5,049	$ 1,509	$ 1,509	$ 26,355
Realized and unrealized gains (losses) included in non-hedge derivative gains (losses)	37,206	(181)	4,790	3,422
Settlements received	(2,632)	(490)	(1,250)	(28,268)
Ending balance	39,623	838	5,049	1,509
Gains (losses) relating to instruments still held at the reporting date included in non-hedge derivative gains (losses) for the period	$ 35,232	$ 64	$ 5,049	$ (775)

Carrying Value and Estimated Market Value of Our Senior Notes (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total long-term debt and capital lease obligations	$ 1,147,537	$ 1,034,573	$ 962,087
Senior secured revolving credit facility	35,000
Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total long-term debt and capital lease obligations	1,147,537	1,034,573
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total long-term debt and capital lease obligations	1,218,138	1,069,197
8.5% Senior Notes due 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes			325,000
8.875% Senior Notes due 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes		323,342	323,099
9.875% Senior Notes due 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	293,789	293,559	293,135
8.25% Senior Notes due 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	400,000	400,000
7.625% Senior Notes due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	400,000
Significant other observable inputs (Level 2) | Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior secured revolving credit facility	35,000
Other secured long-term debt	18,748	17,672
Senior Notes		1,016,901	941,234
Significant other observable inputs (Level 2) | Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior secured revolving credit facility	35,000
Other secured long-term debt	18,748	17,672
Senior Notes		1,051,525	977,188
Significant other observable inputs (Level 2) | 8.5% Senior Notes due 2015 | Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes			325,000
Significant other observable inputs (Level 2) | 8.5% Senior Notes due 2015 | Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes			332,313
Significant other observable inputs (Level 2) | 8.875% Senior Notes due 2017 | Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes		323,342	323,099
Significant other observable inputs (Level 2) | 8.875% Senior Notes due 2017 | Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes		326,625	329,875
Significant other observable inputs (Level 2) | 9.875% Senior Notes due 2020 | Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	293,789	293,559	293,135
Significant other observable inputs (Level 2) | 9.875% Senior Notes due 2020 | Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	333,390	322,500	315,000
Significant other observable inputs (Level 2) | 8.25% Senior Notes due 2021 | Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	400,000	400,000
Significant other observable inputs (Level 2) | 8.25% Senior Notes due 2021 | Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	424,000	402,400
Significant other observable inputs (Level 2) | 7.625% Senior Notes due 2022 | Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	400,000
Significant other observable inputs (Level 2) | 7.625% Senior Notes due 2022 | Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	$ 407,000

Concentrations of Credit Risk (Detail) (Credit Concentration Risk)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Percentage of future hedged production	81.00%	88.00%
JP Morgan Chase Bank, N.A.
Concentration Risk [Line Items]
Percentage of future hedged production	30.00%	38.00%
Societe Generale
Concentration Risk [Line Items]
Percentage of future hedged production	20.00%	29.00%
Royal Bank Of Canada
Concentration Risk [Line Items]
Percentage of future hedged production	9.00%
Macquarie Bank Limited
Concentration Risk [Line Items]
Percentage of future hedged production	9.00%
Credit Agricole CIB
Concentration Risk [Line Items]
Percentage of future hedged production	7.00%	14.00%
Bank Of Nova Scotia
Concentration Risk [Line Items]
Percentage of future hedged production	6.00%
Other Commodity Derivative Counterparties
Concentration Risk [Line Items]
Percentage of future hedged production		7.00%

Summary of Asset Retirement Obligation (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Asset Retirement Obligations [Line Items]
Beginning balance	$ 46,493	$ 41,695	$ 41,695	$ 37,465
Liabilities incurred in current period	416	242	2,522	1,488	1,322
Liabilities settled in current period	(1,211)	(550)	(1,354)	(518)
Accretion expense	1,969	1,769	3,630	3,260
Ending balance	47,667	43,156	46,493	41,695	37,465
Less current portion	2,900	690	2,900	690
Asset retirement obligations	$ 44,767	$ 42,466	$ 43,593	$ 41,005

Stock-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended			6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 2010 Equity Incentive Plan	Jun. 30, 2012 2010 Equity Incentive Plan	Apr. 12, 2010 2010 Equity Incentive Plan Class E Common Stock	Jun. 30, 2012 Phantom Stock Plan Day	Dec. 31, 2011 Phantom Stock Plan Day	Dec. 31, 2010 Phantom Stock Plan	Dec. 31, 2009 Phantom Stock Plan	Jun. 30, 2012 Phantom Stock Plan Time Vested	Dec. 31, 2011 Phantom Stock Plan Time Vested	Jun. 30, 2012 RSU Plan Day	Jun. 30, 2012 RSU Plan Time Vested Maximum	Jun. 30, 2012 Phantom Share And RSU	Jun. 30, 2012 Restricted Stock Time Vested	Dec. 31, 2011 Restricted Stock Time Vested	Dec. 31, 2010 Restricted Stock Time Vested	Jun. 30, 2012 Restricted Stock Time Vested Maximum	Dec. 31, 2011 Restricted Stock Time Vested Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of fair market value of the Company available for share-based awards										2.00%	2.00%					2.00%
Maximum individual award as a percentage of shares available for award										5.00%	5.00%
Days from vesting date to cash settlement										120	120					120
Vesting period														5 years	5 years		3 years					5 years	5 years
Estimated fair value per share at end of period											$ 16.57							$ 12.57	$ 563.3	$ 747.08
Aggregate intrinsic value of unvested shares outstanding											$ 2,084							$ 2,940	$ 4,966	$ 8,655
Shares reserved for issuance under the 2010 Plan							86,301	86,301
Restricted stock used for tax withholding																			643	528
Shares expected to be repurchased during the next twelve months																			1,000	1,000
Payments for share based compensation	800	276	862	276							306	1,445	809							355	0
Stock-based compensation costs included in accrued payroll and benefits payable	2,590		2,590		2,359	321
Unrecognized stock-based compensation cost	14,232		14,232		17,221
Unrecognized stock-based compensation cost recognized over weighted-average period (in years)			3 years		3 years 3 months 18 days
Common stock owned by CCMP (in shares)									504,276
Reclassification from additional paid-in capital to stock-based compensation liabilities					$ 2,640		$ 2,640

Summary of Phantom Stock and RSU Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Phantom Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value, Unvested and outstanding	$ 16.37	$ 16.04	$ 12.77	$ 10.2
Weighted average grant date fair value, Granted		$ 18.55	$ 23.93	$ 11.89
Weighted average grant date fair value, Vested	$ 14.35	$ 17.91	$ 9.17	$ 5.38
Weighted average grant date fair value, Forfeited	$ 17.32	$ 16.98	$ 13.63	$ 11.75
Weighted average grant date fair value, Unvested and outstanding	$ 16.78	$ 16.37	$ 16.04	$ 12.77
Restricted shares, Unvested and outstanding	125,768	126,859	175,482	219,658
Shares, Granted		37,316	18,841	40,601
Shares, Vested	(23,188)	(17,064)	(59,652)	(80,411)
Shares, Forfeited	(9,709)	(21,343)	(7,812)	(4,366)
Restricted shares, Unvested and outstanding	92,871	125,768	126,859	175,482
Vest date fair value	$ 384	$ 309	$ 1,442	$ 811
RSU Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value, Granted	$ 17.84
Weighted average grant date fair value, Forfeited	$ 17.84
Weighted average grant date fair value, Unvested and outstanding	$ 17.84
Shares, Granted	151,170
Shares, Forfeited	(10,160)
Restricted shares, Unvested and outstanding	141,010

Summary of Restricted Stock Activity (Detail) (2010 Equity Incentive Plan, Restricted Stock, Class A Common Stock, USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Time Vested
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value, Unvested and outstanding	$ 680.74	$ 684.15
Weighted average grant date fair value, Granted	$ 747.08	$ 674.33	$ 684.15
Time Vested, Weighted average grant date fair value,Vested	$ 681.67	$ 684.15
Weighted average grant date fair value, Forfeited	$ 685.5	$ 684.15
Weighted average grant date fair value, Unvested and outstanding	$ 681.2	$ 680.74	$ 684.15
Restricted shares, Unvested and outstanding	11,585	10,049
Restricted shares, Granted	125	4,030	10,049
Restricted shares, Vested	(2,498)	(2,010)
Restricted shares, Forfeited	(396)	(484)
Restricted shares, Unvested and outstanding	8,816	11,585	10,049
Vest date fair value	$ 1,866	$ 1,351
Performance Vested
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value, Unvested and outstanding	$ 298.15	$ 295.1
Weighted average grant date fair value, Granted	$ 394	$ 307	$ 295.1
Weighted average grant date fair value, Forfeited	$ 302.13	$ 295.1
Weighted average grant date fair value, Unvested and outstanding	$ 298.55	$ 298.15	$ 295.1
Restricted shares, Unvested and outstanding	53,098	41,297
Restricted shares, Granted	278	13,612	41,297
Restricted shares, Forfeited	(1,499)	(1,811)
Restricted shares, Unvested and outstanding	51,877	53,098	41,297

Recognized Stock-Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation cost	$ 1,244	$ 1,362	$ 3,048	$ 3,037	$ 6,042	$ 3,980	$ 1,715
Less: stock-based compensation cost capitalized	(457)	(555)	(1,110)	(1,164)	(2,295)	(1,380)	(570)
Stock-based compensation expense	787	807	1,938	1,873	3,747	2,600	1,145
Recognized tax benefit associated with stock-based compensation					$ 1,547	$ 1,076	$ 427

Stockholders' equity - Summary of Changes in Common Stock Outstanding (Detail)	6 Months Ended	12 Months Ended					12 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			12 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012 Class A Common Stock	Dec. 31, 2011 Class A Common Stock	Dec. 31, 2010 Class A Common Stock	Dec. 31, 2010 Class B Common Stock	Jun. 30, 2012 Class B Common Stock	Dec. 31, 2011 Class B Common Stock	Dec. 31, 2010 Class C Common Stock	Jun. 30, 2012 Class C Common Stock	Dec. 31, 2011 Class C Common Stock	Dec. 31, 2010 Class D Common Stock	Jun. 30, 2012 Class D Common Stock	Dec. 31, 2011 Class D Common Stock	Apr. 30, 2010 Class E Common Stock	Dec. 31, 2010 Class E Common Stock	Jun. 30, 2012 Class E Common Stock	Dec. 31, 2011 Class E Common Stock	Apr. 30, 2010 Class F Common Stock	Dec. 31, 2010 Class F Common Stock	Jun. 30, 2012 Class F Common Stock	Dec. 31, 2011 Class F Common Stock	Dec. 31, 2010 Class G Common Stock	Jun. 30, 2012 Class G Common Stock	Dec. 31, 2011 Class G Common Stock	Apr. 11, 2010 Common Stock	Jun. 30, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock
Schedule Of Common Stock [Line Items]
Balance, shares	66,165	51,346			357,882	357,882		209,882	209,882		279,999	279,999			504,276	504,276			1	1		3	3		1,418,208	1,403,389	877,000
Shares issued, balance	64,030	66,165	51,346	357,882	357,882	357,882	209,882	209,882	209,882	279,999	279,999	279,999		504,276	504,276	504,276		1	1	1	3	3	3	877,000	1,416,073	1,418,208	1,403,389
Change in classification				357,882			209,882			279,999				29,234							3			(877,000)
Common stock issuance for cash													475,042	475,042			1	1									475,043
Restricted stock issuances	403	17,642	51,346																						403	17,642	51,346
Restricted stock repurchased	(643)	(528)																							(643)	(528)
Restricted stock forfeitures	(1,895)	(2,295)																							(1,895)	(2,295)
Balance, shares	64,030	66,165	51,346	357,882	357,882	357,882	209,882	209,882	209,882	279,999	279,999	279,999		504,276	504,276	504,276		1	1	1	3	3	3	877,000	1,416,073	1,418,208	1,403,389

Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended			1 Months Ended
	Apr. 30, 2010	Apr. 30, 2010 Common Stock	Dec. 31, 2010 Common Stock	Jun. 30, 2012 CHK Holdings Corporation	Dec. 31, 2011 CHK Holdings Corporation	Apr. 30, 2010 CCMP	Dec. 31, 2011 CCMP
Related Party Transaction [Line Items]
Percentage of ownership				20.00%	20.00%		36.00%
Aggregate shares of common stock sold		475,043	475,043
Fees associated with sale of common stock	$ 11,769					$ 5,000

Schedule of Revenue and Joint Interest Billing on Properties with Related Party (Detail) (CHK Holdings Corporation, USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Activity Related to Properties Operated by Affiliate
Related Party Transaction [Line Items]
Revenues	$ 824	$ 1,185	$ 1,769	$ 2,462	$ 5,028	$ 6,395	$ 5,223
Joint interest billings	(2,995)	(278)	(3,467)	(536)	(1,764)	(5,111)	(3,280)
Related Party Activity Related to Properties Operated by Company
Related Party Transaction [Line Items]
Revenues	(836)	(958)	(1,459)	(1,419)	(2,834)	(1,553)	(1,454)
Joint interest billings	$ 3,107	$ 1,293	$ 4,644	$ 3,059	$ 4,056	$ 1,765	$ 2,728

Schedule of Amounts Receivable from and Payable to Related Party (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Receivable from Chesapeake	$ 1,353	$ 223	$ 718
Payable to Chesapeake	$ 339	$ 207	$ 120

Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012	Dec. 31, 2009 Settled litigation	Jun. 30, 2011 Pending Litigation Minimum	Dec. 31, 2011 CO2 Purchase Contract Ethanol Plant MMcfd	Dec. 31, 2010 CO2 Purchase Contract Ethanol Plant	Dec. 31, 2009 CO2 Purchase Contract Ethanol Plant	Dec. 31, 2011 CO2 Purchase Contract Restricted for Use in EOR Projects First Contract MMcfd	Dec. 31, 2010 CO2 Purchase Contract Restricted for Use in EOR Projects First Contract	Dec. 31, 2009 CO2 Purchase Contract Restricted for Use in EOR Projects First Contract	Dec. 31, 2011 CO2 Purchase Contract Restricted for Use in EOR Projects Second Contract MMcfd Month	Dec. 31, 2010 CO2 Purchase Contract Restricted for Use in EOR Projects Second Contract	Dec. 31, 2009 CO2 Purchase Contract Restricted for Use in EOR Projects Second Contract	Dec. 31, 2011 CO2 Purchase Contract Nitrogen Fertilizer Plant Month MMcfd Year
Contingencies And Commitments [Line Items]
Letters outstanding, total	$ 2,920	$ 920		$ 2,920
Damages sought						5,000
Volume currently purchased (MMcf/d)							10			18			6
Average volume expected to be purchased over the remaining contractual term							14			18
Initial term of contract (in years)							15 years									20 years
Purchases under long-term commitment contract							481	305	62	1,465	961	600
Purchase contract expiration period										February 2021			2016
Purchase volume nominated through 2013													10
Purchases under long-term purchase commitment contract													3,065	1,310	3,248
Months' notice required to terminate or permanently reduce purchase rate													13			6
Maximum percentage of CO2 emissions that may be purchased under long-term contract																100.00%
Volume currently produced at source (MMcf/d)																44
Fixed pricing term (years)																5
Long-term commitments potential termination date																April 2012 or ten business days following receipt of the final construction permit required for the compression facility, whichever is later.
Purchase obligation volume over the first ten contract years																32
Term of unconditional purchase obligation																Ten years
Maximum purchase rate reduction percentage after first ten contract years																100.00%
Rent expense	6,715	4,647	5,279
Office space and equipment lease terms	5 years
Total remaining payments associated with operating leases	349
Litigation settlement received					7,100
Escrow cash retained					387
Receivable written off					14,406
Payable written off					4,378
Loss on litigation settlement			$ 2,928		$ 2,928

Divestitures - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended	1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2011 Green Country Supply Inc	Jun. 30, 2012 Southern Oklahoma	Nov. 30, 2011 Rocky Mountains
Divestitures [Line Items]
Divestiture of non-core properties	$ 39,696	$ 412	$ 38,356	$ 445	$ 25,861	$ 4,433	$ 37,000	$ 33,100
Gain on sale of assets	$ (48)	$ 49	$ 1,284	$ 184	$ 10,463	$ 2,630

Schedule of Estimated Useful Lives for Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2011
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, estimated services lives	10 years
Automobiles and trucks
Property, Plant and Equipment [Line Items]
Property and equipment, estimated services lives	5 years
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated services lives	10 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated services lives	20 years
Office and computer equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated services lives	5 years
Office and computer equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated services lives	10 years
Building and improvements | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated services lives	10 years
Building and improvements | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated services lives	40 years

Supplemental Disclosures to Consolidated Statements of Cash Flows - Additional Information (Detail) (Chemicals Division of GCS, USD $) In Thousands, unless otherwise specified	1 Months Ended
Dec. 31, 2009
Chemicals Division of GCS
Nonmonetary Transaction [Line Items]
Cash price of assets sold	$ 696
Estimated fair value of assets received	$ 2,950

Components of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Furniture and fixtures		$ 2,115	$ 2,056
Automobiles and trucks		12,966	13,593
Machinery and equipment		59,190	54,686
Office and computer equipment		8,823	8,259
Building and improvements		22,758	21,978
Property and equipment - at cost, gross		105,852	100,572
Less accumulated depreciation and amortization		45,500	39,904
Property and equipment - excluding land		60,352	60,668
Land		5,359	5,346
Property and equipment - at cost, net	$ 75,853	$ 65,711	$ 66,014

Schedule of Property and Equipment Leased Under Capital Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment leased under capital leases, gross	$ 2,568	$ 2,568
Less accumulated depreciation and amortization	2,175	2,093
Property and equipment leased under capital leases, net	393	475
Office and computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment leased under capital leases, gross	1,926	1,926
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment leased under capital leases, gross	$ 642	$ 642

Maturities of Long-Term Debt and Capital Leases, Excluding Discount on Senior Notes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Debt Instrument [Line Items]
2012	$ 3,078
2013	2,041
2014	1,264
2015	1,056
2016	599
2017 and thereafter	1,034,634
Long-term debt and capital leases, excluding discount on Senior Notes	$ 1,042,672

Gains and Losses Associated With Cash Flow Hedges (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Amount of loss recognized in AOCI (effective portion)						$ 386		$ 32,601
Amount of loss recognized in AOCI (effective portion)						(648)		(51,683)
Amount of gain (loss) reclassified from AOCI in income (effective portion)
Amount of gain (loss) reclassified from AOCI in income (effective portion)	11,886	(6,806)	24,309	(13,561)
Amount of gain (loss) reclassified from AOCI in income (effective portion)	(5,844)	2,588	(10,588)	5,156	10,580	10,729		(8,095)
Amount of gain (loss) reclassified from AOCI in income (effective portion)					(16,872)	(18,004)		12,832
Crude oil derivatives
Amount of loss recognized in AOCI (effective portion)						(1,034)		(84,284)
Amount of loss recognized in AOCI (effective portion)						386		32,601
Amount of loss recognized in AOCI (effective portion)						(648)		(51,683)
Amount of gain (loss) reclassified from AOCI in income (effective portion)
Amount of gain (loss) reclassified from AOCI in income (effective portion)					(27,452)	(30,243)		13,289
Loss on oil swaps recognized in income (ineffective portion)						(660)	[1]	(1,524)	[1]
Natural gas
Amount of gain (loss) reclassified from AOCI in income (effective portion)
Amount of gain (loss) reclassified from AOCI in income (effective portion)						$ 1,510		$ 7,638

[1]	Included in "Gain (loss) from oil and natural gas hedging activities" in our consolidated statements of operations.

Gain (Loss) from Oil and Natural Gas Hedging Activities in Consolidated Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) from oil and natural gas hedging activities	$ 11,886	$ (6,806)	$ 24,309	$ (13,561)	$ (27,452)	$ (29,393)		$ 19,403
Crude oil derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Reclassification adjustment for hedge gains (losses) included in net income					(27,452)	(30,243)		13,289
Loss on ineffective portion of derivatives qualifying for hedge accounting						(660)	[1]	(1,524)	[1]
Natural gas
Derivative Instruments, Gain (Loss) [Line Items]
Reclassification adjustment for hedge gains (losses) included in net income						$ 1,510		$ 7,638

[1]	Included in "Gain (loss) from oil and natural gas hedging activities" in our consolidated statements of operations.

Asset Retirement Obligation - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Asset Retirement Obligations [Line Items]
Escrow account			1,653	1,653
Significant unobservable inputs (Level 3) | Fair Value measurements, nonrecurring
Asset Retirement Obligations [Line Items]
Estimated annual inflation rate	2.95%	2.95%	2.95%	2.95%
Credit-adjusted risk-free interest rate	7.50%	8.30%	8.60%	8.90%

Component of Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current tax expense (benefit)
Federal tax benefit					$ (21)	$ (16)	$ (22)
State tax expense (benefit)					200	95	(1)
Current tax expense (benefit)					179	79	(23)
Deferred tax expense (benefit)
Federal tax expense (benefit)					27,290	19,712	(77,260)
State tax expense (benefit)					8,455	4,012	(12,494)
Deferred tax expense (benefit)			28,302	5,851	35,745	23,724	(85,913)
Income tax expense (benefit)	22,176	28,010	28,372	5,851	35,924	23,803	(89,777)
Continuing Operations
Deferred tax expense (benefit)
Deferred tax expense (benefit)					$ 35,745	$ 23,724	$ (89,754)

Income Tax Expense (Benefit) Differed from Amounts Computed by Applying U.S. Federal Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Line Items]
Statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit	3.60%	5.50%	3.60%
Statutory depletion	(0.50%)	(0.70%)	(0.50%)
Valuation allowance	7.30%
Other	0.70%	1.60%	(0.80%)
Effective tax rate	46.10%	41.40%	37.30%

Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred Income Tax Assets And Liabilities [Line Items]
Asset retirement obligations	$ 7,386	$ 6,238
Accrued expenses, allowance and other	9,755	3,266
Net operating loss carryforwards - Federal	142,920	122,791
Net operating loss carryforwards - State	13,097	10,174
Statutory depletion carryforwards	2,107	2,003
Alternative minimum tax credit carryforwards	308	308
Deferred tax assets, gross	175,573	144,780
Less valuation allowance	(11,858)	(4,864)
Deferred tax asset	163,715	139,916
Derivative instruments	(52,698)	(31,462)
Property and equipment	(125,737)	(77,288)
Inventories	(1,458)	(1,018)
Deferred tax liability	(179,893)	(109,768)
Net deferred tax asset (liability)	(16,178)	30,148
Less net current deferred tax asset (liability)	(23,704)	9,531
Long-term deferred tax asset	$ 7,526	$ 20,617

Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended					12 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Internal Revenue Service (IRS)	Dec. 31, 2011 Internal Revenue Service (IRS) Minimum	Dec. 31, 2011 Internal Revenue Service (IRS) No Expiration	Dec. 31, 2011 State and Local Jurisdiction	Dec. 31, 2011 State and Local Jurisdiction Minimum	Dec. 31, 2011 Derivative	Dec. 31, 2010 Derivative	Dec. 31, 2011 Asset Retirement Obligation Costs	Dec. 31, 2010 Asset Retirement Obligation Costs
Income Tax Disclosure [Line Items]
Current deferred tax asset (liability)			$ (23,704)	$ 9,531						$ (28,699)	$ 9,414	$ 1,015	$ 241
Deferred tax asset - account receivable			56	21
Operating loss carryforwards					408,000		6,000	330,000
Operating loss carryforwards, beginning expiration date						2018			2012
Operating loss carryforwards valuation allowance								305,000
Increase valuation allowance	$ 0	$ 1,449						$ 6,994

Performance Vested Awards Return on Investment Targets (Detail) (Performance Vested, 2010 Equity Incentive Plan, Restricted Stock)	12 Months Ended
Dec. 31, 2011
Return on investment target one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vested multiplied by the Vesting Fraction	20.00%
Return on investment target per share	200.00%
Return on investment target two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vested multiplied by the Vesting Fraction	40.00%
Return on investment target per share	250.00%
Return on investment target three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vested multiplied by the Vesting Fraction	60.00%
Return on investment target per share	300.00%
Return on investment target four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vested multiplied by the Vesting Fraction	80.00%
Return on investment target per share	350.00%
Return on investment target five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vested multiplied by the Vesting Fraction	100.00%
Return on investment target per share	400.00%

Variables and Assumptions Used to Value Restricted Stock Awards (Detail) (2010 Equity Incentive Plan, Restricted Stock, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Performance Vested
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate, minimum	0.29%	0.44%
Risk free interest rate, maximum	3.04%	3.65%
Expected volatility	45.00%	55.00%
Expected life	7 years	8 years
Expected dividends
Time Vested
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage discount for lack of control	23.00%
Percentage discount for lack of marketability	20.00%

Stockholders' equity - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2010	Dec. 31, 2010	Jun. 30, 2012	Dec. 31, 2011	Apr. 12, 2010
Equity [Line Items]
Purchase price of common stock	$ 325,000
Fees and other expenses of transaction	11,769
Closing Date	April 12, 2010
Minimum proceeds from Qualified IPO required to trigger share conversion					250,000
Minimum percentage of beneficial ownership required to retain rights and preferences under stockholders agreement					5.00%
Fischer Investments, L.L.C.
Equity [Line Items]
Stock purchase agreement, shares purchased	14,617
Stock purchase agreement, value of shares purchased	10,000
Maximum percentage of our common stock that may be sold					20.00%
Altoma Energy GP
Equity [Line Items]
Stock purchase agreement, shares purchased	14,617
Stock purchase agreement, value of shares purchased	$ 10,000
CHK Holdings Corporation
Equity [Line Items]
Maximum percentage of our common stock that may be acquired by CHK					25.00%
CCMP
Equity [Line Items]
Maximum percentage of our common stock that may be sold					20.00%
Multiple of price per share paid by CCMP that must be received by the Company for Demand IPO after 18 month anniversary of Closing Date					1.75
Class F Common Stock
Equity [Line Items]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Shares of common stock sold	1	1
Minimum percentage of beneficial ownership required to retain rights and preferences of common stock class					5.00%
Class E Common Stock
Equity [Line Items]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Shares of common stock sold	475,042	475,042
Minimum percentage of beneficial ownership required to retain rights and preferences of common stock class					5.00%
Class A Common Stock
Equity [Line Items]
Common stock, par value		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Class B Common Stock
Equity [Line Items]
Common stock, par value		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Consent required for sale of the Company, subject to minimum percentage ownership of common stock owned as of the Closing Date	80.00%
Minimum percentage of beneficial ownership required to retain rights and preferences of common stock class					5.00%
Class C Common Stock
Equity [Line Items]
Common stock, par value		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Minimum percentage of beneficial ownership required to retain rights and preferences of common stock class					5.00%
Class D Common Stock
Equity [Line Items]
Common stock, par value		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Minimum percentage of beneficial ownership required to retain rights and preferences of common stock class					5.00%
Class G Common Stock
Equity [Line Items]
Common stock, par value		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Minimum percentage of beneficial ownership required to retain rights and preferences of common stock class					5.00%
Class G Common Stock | Fischer Investments, L.L.C.
Equity [Line Items]
Common stock issued to existing stockholders					1
Class G Common Stock | Altoma Energy GP
Equity [Line Items]
Common stock issued to existing stockholders					1
Class G Common Stock | CHK Holdings Corporation
Equity [Line Items]
Common stock issued to existing stockholders					1

Retirement Benefits - Additional information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Person	Dec. 31, 2010 Person	Dec. 31, 2009 Person
Defined Contribution Plan Disclosure [Line Items]
Matched employee contribution	100.00%
Employee contribution on gross wages	6.00%
Number of employee participating in plan	625	595	563
Contribution expense	$ 2,390	$ 2,360	$ 1,865

Discontinued Operations - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2009 ESP Division Of GCS	Dec. 31, 2009 ESP Division Of GCS	Dec. 31, 2009 Chemicals Division of GCS	Dec. 31, 2009 Chemicals Division of GCS
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash price of assets sold	$ 24,650		$ 696
Paid off notes payable attributed to certain assets sold	1,605		253
Pre-tax gain associated with sale		9,081		1,368
Estimated fair value assets received			$ 2,950	$ 2,950

Operating Results of the Green Country Supply Divisions Reclassified as Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation, depletion and amortization	$ (541)
Income from discontinued operations	6,452
Green Country Supply Inc
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	8,760
Operating expenses	(8,375)
Depreciation, depletion and amortization	(541)
Gain on sale	10,449
Income before income taxes	10,293
Income tax expense	3,841
Income from discontinued operations	$ 6,452

Schedule of Estimated Minimum Purchase Obligation (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Unrecorded Unconditional Purchase Obligation [Line Items]
2012	$ 6,024
2013	6,437
2014	1,074
2015	1,289
2016	1,289
2017 and thereafter	23,939
Estimated Minimum Purchase Obligation, total	$ 40,052

Schedule of Cost Incurred In Oil and Natural Gas Producing Activities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Property acquisition costs
Proved properties	$ 1,024		$ 32,458		$ 14,552
Unproved properties	15,795		9,062		3,781
Total acquisition costs	16,819		41,520		18,333
Development costs	250,182		251,564		127,640
Exploration costs	57,016	[1]	34,180	[1]	4,942	[1]
Total	$ 324,017		$ 327,264		$ 150,915

[1]	Includes $33,030 and $16,667 of EOR costs in 2011 and 2010, respectively.

Schedule of Cost Incurred In Oil and Natural Gas Producing Activities (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Exploration costs	$ 57,016	[1]	$ 34,180	[1]	$ 4,942	[1]
Enhanced Oil Recovery
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Exploration costs	$ 33,030		$ 16,667

[1]	Includes $33,030 and $16,667 of EOR costs in 2011 and 2010, respectively.

Oil and natural gas activities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Depreciation, depletion, and amortization expense of oil and natural gas properties	$ 132,307	$ 96,676	$ 92,561
Average depreciation, depletion and amortization rate per equivalent unit of production	15.29	12.01	12.12
Unproved property costs excluded from amortization	22,831	19,135		100,118
Incurred During Current Reporting Period [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Unproved property costs excluded from amortization	12,953
Incurred One Year Prior To Current Reporting Period
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Unproved property costs excluded from amortization	5,389
Incurred Two Years Prior To Current Reporting Period
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Unproved property costs excluded from amortization	1,532
Incurred More Than Two Years Prior To Current Reporting Period
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Unproved property costs excluded from amortization	$ 2,957
Minimum
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Evaluation period of oil and natural gas properties (in years)	2
Maximum
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Evaluation period of oil and natural gas properties (in years)	5

Summary of Changes in Quantities of Proved Oil and Natural Gas Reserves (Detail)	12 Months Ended
	Dec. 31, 2011 Mbbl		Dec. 31, 2010 Mbbl		Dec. 31, 2009 Mbbl		Jun. 30, 2012	Mar. 31, 2009	Dec. 31, 2008
Reserve Quantities [Line Items]
Balance	149,282		141,874		113,344
Purchase of minerals in place	378		4,213		651
Sales of minerals in place	(3,544)		(1)		(36)
Extensions and discoveries	13,178		11,086		14,912
Revisions	4,564		(4,451)		17,663	[1]
Improved recoveries	1,057		4,611		2,978
Production	(8,655)		(8,050)		(7,638)
Balance	156,260		149,282		141,874
Proved developed reserves	98,566		93,862		84,271
Proved developed reserves	100,118		98,566		93,862
Proved undeveloped reserves	50,716		48,012		29,073
Proved undeveloped reserves	56,142		50,716		48,012
Oil
Reserve Quantities [Line Items]
Balance	93,412	[2]	89,469	[2]	51,283	[2]
Purchase of minerals in place	241	[2]	1,352	[2]	595	[2]
Sales of minerals in place	(2,355)	[2]			(33)	[2]
Extensions and discoveries	6,362	[2]	4,767	[2]	6,671	[2]
Revisions	6,711	[2]	(2,694)	[2]	32,328	[1],[2]
Improved recoveries	1,057	[2]	4,611	[2]	2,499	[2]
Production	(5,048)	[2]	(4,093)	[2]	(3,874)	[2]
Balance	100,380	[2]	93,412	[2]	89,469	[2]
Proved developed reserves	55,607	[2]	55,861	[2]	40,382	[2]
Proved developed reserves	62,450	[2]	55,607	[2]	55,861	[2]
Proved undeveloped reserves	37,805	[2]	33,608	[2]	10,901	[2]
Proved undeveloped reserves	37,930	[2]	37,805	[2]	33,608	[2]
Price before field differentials used in determining future net revenues	96.19		79.43		61.18		95.68	49.66	44.6
Natural Gas
Reserve Quantities [Line Items]
Balance	335,220		314,430		372,366
Purchase of minerals in place	822		17,166		336
Sales of minerals in place	(7,134)		(6)		(18)
Extensions and discoveries	40,896		37,914		49,446
Revisions	(12,882)		(10,542)		(87,990)	[1]
Improved recoveries					2,874
Production	(21,642)		(23,742)		(22,584)
Balance	335,280		335,220		314,430
Proved developed reserves	257,754		228,006		263,331
Proved developed reserves	226,008		257,754		228,006
Proved undeveloped reserves	77,466		86,424		109,035
Proved undeveloped reserves	109,272		77,466		86,424
Price before field differentials used in determining future net revenues	4.11		4.38		3.87		3.14	3.63	5.62

[1]	The upward revision in our oil reserves during 2009 was primarily due to an increase in price from $44.60 as of December 31, 2008 to $61.18 as of December 31, 2009. The downward revision in our natural gas reserves during 2009 was primarily due to a decrease in price from $5.62 as of December 31, 2008 to $3.87 as of December 31, 2009.
[2]	Includes natural gas liquids.

Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Natural Gas Reserves (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash flows	$ 10,737,829	$ 8,614,519	$ 6,376,198
Future production costs	(4,061,713)	(3,448,904)	(2,561,177)
Future development and abandonment costs	(1,202,438)	(1,054,771)	(734,611)
Future income tax provisions	(1,653,666)	(1,211,143)	(792,160)
Net future cash flows	3,820,012	2,899,701	2,288,250
Less effect of 10% discount factor	(2,222,100)	(1,663,675)	(1,316,886)
Standardized measure of discounted future net cash flows	$ 1,597,912	$ 1,236,026	$ 971,364

Disclosures about oil and natural gas activities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Effects of cash flow hedges not considered in calculating future cash flows	$ 28,156

Changes in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Natural Gas Reserves (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Beginning of year	$ 1,236,026	$ 971,364	$ 755,013
Sale of oil and natural gas produced, net of production costs	(374,300)	(275,939)	(177,891)
Net changes in prices and production costs	538,466	512,006	369,851
Extensions and discoveries	224,027	166,330	126,235
Improved recoveries	17,969	69,181	25,212
Changes in future development costs	(238,881)	(236,031)	(253,459)
Development costs incurred during the period that reduced future development costs	166,161	84,327	62,960
Revisions of previous quantity estimates	77,588	(66,781)	149,494
Purchases and sales of reserves in place, net	(40,662)	63,205	4,956
Accretion of discount	169,679	124,480	88,440
Net change in income taxes	(177,142)	(181,858)	(174,544)
Changes in production rates and other	(1,019)	5,742	(4,903)
End of year	$ 1,597,912	$ 1,236,026	$ 971,364

Prices Used in Determining Future Net Revenues Related to Standardized Measure Calculation (Detail)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2009	Dec. 31, 2008
Oil
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Price before field differentials used in determining future net revenues	95.68	96.19	79.43	61.18	49.66	44.6
Natural Gas
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Price before field differentials used in determining future net revenues	3.14	4.11	4.38	3.87	3.63	5.62

Subsequent events - Additional Information (Detail) (Subsequent Event, RSU Plan, USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2012
Subsequent Event [Line Items]
Aggregate grant-date fair value	$ 2,684
Maximum
Subsequent Event [Line Items]
Vest equal annual installments (in years)	3 years